UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) The registrant’s Semiannual Report for the six-month period ended April 30, 2023, which was transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Carillon Mutual Funds Semiannual Report for the six-month period ended April 30, 2023 (unaudited) Equity Funds Carillon ClariVest Capital Appreciation Fund Carillon ClariVest International Stock Fund Carillon Eagle Growth & Income Fund Carillon Eagle Mid Cap Growth Fund Carillon Eagle Small Cap Growth Fund Carillon Scout Mid Cap Fund Carillon Scout Small Cap Fund Fixed Income Funds Carillon Reams Core Bond Fund Carillon Reams Core Plus Bond Fund Carillon Reams Unconstrained Bond Fund

Table of Contents

President’s Letter1
Investment Portfolios
Carillon ClariVest Capital Appreciation Fund2
Carillon ClariVest International Stock Fund3
Carillon Eagle Growth & Income Fund5
Carillon Eagle Mid Cap Growth Fund6
Carillon Eagle Small Cap Growth Fund7
Carillon Scout Mid Cap Fund 9
Carillon Scout Small Cap Fund10
Carillon Reams Core Bond Fund12
Carillon Reams Core Plus Bond Fund15
Carillon Reams Unconstrained Bond Fund20

Statements of Assets and Liabilities24
Statements of Operations27
Statements of Changes in Net Assets 30
Financial Highlights33
Notes to Financial Statements42
Understanding Your Ongoing Costs56
Principal Risks58

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President’s Letter

Dear Shareholders:

On behalf of the Carillon funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. The semiannual report of the Carillon Family of Funds for the six-month period ended April 30, 2023, follows.

News of regional bank failures, the accumulating impacts of tightened monetary policy, shifts in market sentiment, political unrest and the effects of the war in Ukraine have continued to fuel high levels of volatility across global equity and fixed-income markets. Looking to the rest of 2023, market participants scrutinize inflation and labor market trends, while constantly assessing and reassessing the likelihood and potential severity of a recession. Amid these challenges, your fund family has worked assiduously on your behalf to apply our firm-wide commitment to fundamental research and active risk management to the pursuit of consistent performance across asset classes.

Beneath the surface, our investment management teams continuously analyze dispersion between geographies, market capitalizations, and within individual sectors and industries. U.S. equities again outperformed Europe and Asia while companies with smaller market capitalizations have continued to lag larger companies. After trailing value stocks in 2022, growth stocks surged ahead in all size ranges to start 2023. As always, such shifting market dynamics create long-term opportunities for our teams.

With macroeconomic trends in flux, the rapidly evolving market landscape elevates the need for investors to focus on long-term goals and plans. We see opportunity in the current market environment for our research-driven investment managers and their actively managed strategies. We believe that Carillon’s diverse array of funds, spanning small-cap, mid-cap, large-cap, and international equities, as well as fixed income, can help investors navigate changing conditions and build toward long-term plans.

As with all investments, investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, risks, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or rjinvestmentmanagement.com or call your financial professional for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We value the trust you have placed in us.

Sincerely,

Susan Walzer

President, Carillon Series Trust

June 22, 2023

This commentary reflects the President’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at rjinvestmentmanagement.com.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON CLARIVEST CAPITAL APPRECIATION FUND

COMMON STOCKS—99.4%	Shares	Value
Air freight & logistics—0.5%
United Parcel Service, Inc., Class B	9,100	$1,636,271

Automobiles—2.6%
Harley-Davidson, Inc.	36,100	1,339,310
Tesla, Inc.*	48,200	7,919,742

Beverages—0.4%
Keurig Dr Pepper, Inc.	44,700	1,461,690

Biotechnology—2.5%
AbbVie, Inc.	47,000	7,102,640
Vertex Pharmaceuticals, Inc.*	5,100	1,737,723

Broadline retail—4.3%
Amazon.com, Inc.*	144,100	15,195,345

Building products—0.6%
Carrier Global Corp.	45,931	1,920,834

Capital markets—0.6%
The Bank of New York Mellon Corp.	47,500	2,023,025

Chemicals—1.1%
Olin Corp.	66,800	3,700,720

Communications equipment—1.4%
Arista Networks, Inc.*	16,200	2,594,592
Cisco Systems, Inc.	47,400	2,239,650

Consumer staples distribution—3.4%
BJ’s Wholesale Club Holdings, Inc.*	13,900	1,061,543
Costco Wholesale Corp.	8,700	4,378,014
The Kroger Co.	65,100	3,165,813
Wal-Mart, Inc.	21,800	3,291,146

Diversified consumer services—0.4%
Service Corp International	22,079	1,549,725

Entertainment—0.9%
Netflix, Inc.*	9,700	3,200,321

Financial services—7.4%
Block, Inc.*	39,200	2,382,968
Fiserv, Inc.*	26,800	3,272,816
Global Payments, Inc.	12,700	1,431,417
MasterCard, Inc., Class A	16,230	6,167,887
PayPal Holdings, Inc.*	32,900	2,500,400
Visa, Inc., Class A	35,000	8,145,550
WEX, Inc.*	10,400	1,844,440

Food products—0.8%
Archer-Daniels-Midland Co.	20,400	1,592,832
General Mills, Inc.	12,700	1,125,601

Ground transportation—0.7%
Old Dominion Freight Line, Inc.	7,100	2,274,769

Health care providers & services—6.4%
Centene Corp.*	49,100	3,384,463
CVS Health Corp.	53,800	3,944,078
McKesson Corp.	12,400	4,516,576
The Cigna Group	15,800	4,001,982
UnitedHealth Group, Inc.	13,400	6,594,006

Hotels, restaurants & leisure—1.1%
Booking Holdings, Inc.*	1,100	2,954,941
Expedia Group, Inc.*	10,500	986,580

Household durables—0.7%
Lennar Corp., Class A	22,700	2,560,787

COMMON STOCKS—99.4%	Shares	Value
Insurance—0.5%
MetLife, Inc.	28,900	$ 1,772,437

Interactive media & services—6.5%
Alphabet, Inc., Class A*	91,280	9,797,995
Alphabet, Inc., Class C*	71,640	7,752,881
Meta Platforms, Inc., Class A*	21,300	5,118,816

IT services—1.8%
Accenture PLC, Class A	11,800	3,307,422
MongoDB, Inc.*	5,200	1,247,792
Snowflake, Inc., Class A*	12,200	1,806,576

Life sciences tools & services—0.9%
Thermo Fisher Scientific, Inc.	5,900	3,273,910

Machinery—2.3%
Caterpillar, Inc.	7,800	1,706,640
Cummins, Inc.	13,000	3,055,520
Deere & Co.	3,800	1,436,476
The Timken Co.	23,900	1,836,715

Media—0.6%
Omnicom Group, Inc.	21,652	1,961,022

Metals & mining—0.3%
United States Steel Corp.	44,300	1,013,584

Passenger airlines—0.5%
United Airlines Holdings, Inc.*	42,500	1,861,500

Pharmaceuticals—2.4%
Bristol-Myers Squibb Co.	60,400	4,032,908
Merck & Co., Inc.	38,500	4,445,595

Professional services—1.8%
Automatic Data Processing, Inc.	8,000	1,760,000
Paychex, Inc.	17,300	1,900,578
SS&C Technologies Holdings, Inc.	46,400	2,716,256

Semiconductors & semiconductor equipment—10.5%
Broadcom, Inc.	4,200	2,631,300
Enphase Energy, Inc.*	8,800	1,444,960
KLA Corp.	7,600	2,937,704
Lam Research Corp.	5,600	2,934,848
Microchip Technology, Inc.	46,300	3,379,437
NVIDIA Corp.	55,000	15,261,950
ON Semiconductor Corp.*	31,200	2,245,152
Qorvo, Inc.*	13,700	1,261,496
QUALCOMM, Inc.	38,400	4,485,120

Software—20.5%
Adobe, Inc.*	6,600	2,491,896
Cadence Design Systems, Inc.*	30,300	6,346,335
Crowdstrike Holdings, Inc., Class A*	7,500	900,375
Dropbox, Inc., Class A*	74,300	1,511,262
Fortinet, Inc.*	53,900	3,398,395
Intuit, Inc.	4,300	1,908,985
Microsoft Corp.	137,600	42,278,976
Palo Alto Networks, Inc.*	9,900	1,806,354
Salesforce, Inc.*	22,900	4,542,673
Synopsys, Inc.*	17,700	6,572,364

Specialty retail—1.2%
AutoZone, Inc.*	1,600	4,261,296

Technology hardware, storage & peripherals—12.6%
Apple, Inc.	260,464	44,195,531

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON CLARIVEST CAPITAL APPRECIATION FUND (cont’d)

COMMON STOCKS—99.4%	Shares	Value
Trading companies & distributors—1.2%
United Rentals, Inc.	11,600	$ 4,188,876
Total common stocks (cost $177,834,196)		347,990,105

Total investment portfolio (cost $177,834,196)—99.4%		347,990,105

Other assets in excess of liabilities—0.6%		2,175,069

Total net assets—100.0%		$350,165,174

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	46.8%
Health care	12.3%
Consumer discretionary	10.5%
Financials	8.4%
Communication services	8.0%
Industrials	7.5%
Consumer staples	4.6%
Materials	1.3%

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS—96.9%	Shares	Value
Australia—5.4%
Commonwealth Bank of Australia	30,548	$2,021,546
Computershare Ltd.	147,291	2,192,545
CSL Ltd.	18,093	3,612,025
Mineral Resources Ltd.	31,441	1,551,004
National Australia Bank Ltd.	150,138	2,890,328
Perseus Mining Ltd.	1,359,692	2,009,480
Qantas Airways Ltd.*	927,553	4,090,457
Westpac Banking Corp.	111,100	1,663,075

Austria—0.5%
voestalpine AG	49,247	1,707,485

Belgium—0.2%
Anheuser-Busch InBev S.A./N.V.	12,127	788,494

Canada—1.7%
Brookfield Corp.	23,900	775,469
Fairfax Financial Holdings Ltd.	1,600	1,118,116
iA Financial Corp, Inc.	14,000	939,396
Loblaw Co. Ltd.	22,600	2,125,636
The Toronto-Dominion Bank	25,600	1,550,719

China—0.5%
Bank of China Ltd.	2,291,000	914,930
China Construction Bank Corp.	1,170,000	782,176

Denmark—5.1%
Danske Bank A/S*	67,352	1,423,470
Genmab A/S*	9,134	3,753,752
Novo Nordisk A/S, Class B	79,123	13,162,467
Pandora A/S	8,336	771,595

COMMON STOCKS—96.9%	Shares	Value
Finland—1.8%
Nokia Oyj	534,962	$ 2,263,513
Nordea Bank Abp	410,773	4,563,388

France—11.9%
Capgemini SE	17,921	3,268,037
Cie de Saint-Gobain	76,302	4,417,499
Eiffage S.A.	31,906	3,797,589
Engie S.A. (a)	150,455	2,407,934
Hermes International	1,362	2,957,017
LVMH Moet Hennessy Louis Vuitton SE	10,957	10,539,373
Pernod Ricard S.A.	20,045	4,629,394
Publicis Groupe S.A.	19,879	1,625,255
Renault S.A.	25,205	936,192
Rexel S.A.*	60,475	1,400,825
Sanofi	27,228	2,934,325
TotalEnergies SE	37,591	2,402,072
Unibail—Rodamco-Westfield*	29,388	1,575,967
Veolia Environnement S.A.	56,887	1,801,330

Germany—5.8%
Bayer AG	35,624	2,351,060
Bayerische Motoren Werke AG	32,636	3,658,001
Brenntag SE	13,238	1,078,963
Deutsche Post AG	20,866	1,003,650
Deutsche Telekom AG	173,118	4,174,196
Infineon Technologies AG	99,611	3,627,525
Mercedes-Benz Group AG	32,110	2,504,141
Merck KGaA	18,242	3,272,057

Hong Kong—1.5%
ASMPT Ltd.	133,800	1,051,957
China Conch Venture Holdings Ltd.	418,000	666,930
CK Hutchison Holdings Ltd.	556,500	3,720,442

Israel—1.2%
Bank Leumi Le-Israel B.M.	292,382	2,317,621
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	269,300	2,350,989

Italy—2.2%
Enel SpA	211,662	1,446,104
Intesa Sanpaolo SpA	1,813,640	4,768,787
Leonardo SpA	176,194	2,099,694

Japan—23.0%
Bandai Namco Holdings, Inc.	40,200	913,160
Daiichi Sankyo Co. Ltd.	44,100	1,513,274
Electric Power Development Co. Ltd.	49,800	796,289
FUJIFILM Holdings Corp.	47,500	2,475,699
Fujitsu Ltd.	25,100	3,345,261
Honda Motor Co. Ltd.	98,100	2,601,909
Ibiden Co. Ltd.	34,500	1,357,445
ITOCHU Corp.	208,200	6,907,006
Kirin Holdings Co. Ltd.	97,800	1,588,792
Marubeni Corp.	400,500	5,684,376
Mitsubishi Corp.	116,800	4,330,462
Mitsubishi Estate Co. Ltd.	78,000	961,296
Mitsubishi UFJ Financial Group, Inc.	341,300	2,136,379
Mitsui & Co. Ltd.	73,100	2,282,088
Mizuho Financial Group, Inc.	121,700	1,764,142
Murata Manufacturing Co. Ltd.	25,700	1,458,120
Nintendo Co. Ltd.	41,000	1,733,373
Nippon Telegraph & Telephone Corp.	307,700	9,389,151
Olympus Corp.	82,300	1,440,778

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—96.9%	Shares	Value

Japan (cont'd)
Ono Pharmaceutical Co. Ltd.	67,700	$ 1,363,146
Otsuka Corp.	27,000	982,774
Renesas Electronics Corp.*	211,700	2,758,969
Sekisui House Ltd.	85,800	1,763,933
Seven & i Holdings Co. Ltd.	47,500	2,152,579
Sony Group Corp.	41,100	3,718,471
Sumitomo Corp.	233,000	4,176,028
Sumitomo Mitsui Financial Group, Inc.	123,200	5,035,632
Takeda Pharmaceutical Co. Ltd.	62,200	2,062,500
TDK Corp.	142,900	4,912,749
Tokyo Electron Ltd.	11,316	1,295,744
Toyota Motor Corp.	224,800	3,086,512

Netherlands—7.1%
ASML Holding N.V.	13,183	8,366,130
ASR Nederland N.V.	21,819	959,661
Just Eat Takeaway.com N.V.*	48,604	852,324
Koninklijke Ahold Delhaize N.V.	146,723	5,045,040
NN Group N.V.	64,766	2,415,156
Prosus N.V.*	21,009	1,572,184
Signify N.V.	39,169	1,308,110
Stellantis N.V.	109,337	1,813,533
STMicroelectronics N.V.	98,141	4,198,201

Norway—0.6%
Equinor ASA	42,843	1,233,494
Norsk Hydro ASA	118,352	870,960

Singapore—0.7%
DBS Group Holdings Ltd.	106,100	2,621,727

South Africa—0.2%
Exxaro Resources Ltd.	64,645	679,246

Spain—0.6%
Cellnex Telecom S.A.*	20,817	876,482
Repsol S.A.	103,762	1,524,239

Sweden—1.3%
Atlas Copco AB, Class A	219,041	3,168,237
SSAB AB, Class B	253,526	1,713,602

Switzerland—5.3%
Alcon, Inc.	73,165	5,327,608
Cie Financiere Richemont S.A.	11,442	1,891,373
Julius Baer Group Ltd.	37,211	2,666,399
Nestle S.A.	22,675	2,908,966
Novartis AG	32,400	3,314,322
Roche Holding AG	5,580	1,747,322
UBS Group AG	103,055	2,097,434

United Kingdom—20.3%
3i Group PLC	270,900	6,027,288
Anglo American PLC	34,838	1,073,509
Ashtead Group PLC	38,981	2,247,503
AstraZeneca PLC	44,379	6,530,972
BAE Systems PLC	522,519	6,656,910
Barclays PLC	1,339,002	2,697,312
Bellway PLC	26,557	805,197
BP PLC	298,335	2,001,536
British American Tobacco PLC	101,181	3,738,227
Centrica PLC	1,293,942	1,859,340
Coca-Cola Europacific Partners PLC	50,136	3,232,268
Diageo PLC	81,482	3,716,907

COMMON STOCKS—96.9%	Shares	Value

United Kingdom (cont'd)
Experian PLC	21,760	$ 770,413
GSK PLC	52,295	943,045
HSBC Holdings PLC	790,962	5,700,762
Imperial Brands PLC	200,690	4,967,920
Legal & General Group PLC	566,622	1,671,838
Lloyds Banking Group PLC	2,729,522	1,658,251
RELX PLC	125,822	4,192,242
Rio Tinto PLC	45,810	2,912,263
Shell PLC	125,707	3,862,762
SSE PLC	198,126	4,571,413
Standard Chartered PLC	240,559	1,905,989
Vodafone Group PLC	1,155,305	1,387,673
WPP PLC	87,272	1,017,109
Total common stocks (cost $329,803,016)		362,764,428

PREFERRED STOCKS—0.8%
Germany—0.8%
Volkswagen AG	20,975	2,864,142
Total preferred stocks (cost $2,462,239)		2,864,142

EXCHANGE TRADED FUNDS—1.1%
United States—1.1%
iShares MSCI EAFE ETF	55,900	4,115,358
Total exchange traded funds (cost $3,177,221)		4,115,358

MONEY MARKET FUNDS—0.6%
First American Government Obligations Fund—Class X, 4.72%#	2,148,497	2,148,497
Total money market funds (cost $2,148,497)		2,148,497

Total investment portfolio (cost $337,590,973)—99.4%		371,892,425

Other assets in excess of liabilities—0.6%		2,266,013

Total net assets—100.0%		$374,158,438

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $1,928,913 or 0.5% of net assets as of the date of this report.

ETF—Exchange Traded Fund

ADR—American Depositary Receipt

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)

Sector allocation

Sector	Percent of net assets
Industrials	17.7%
Financials	17.4%
Health care	14.9%
Consumer discretionary	11.6%
Information technology	11.0%
Consumer staples	9.3%
Communication services	5.4%
Utilities	3.4%
Materials	3.2%
Energy	3.1%
Exchange traded funds	1.1%
Real estate	0.7%
Money market funds	0.6%

CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS—97.2%	Shares	Value
Domestic—84.8%

Aerospace & defense—3.0%
Raytheon Technologies Corp.	229,192	$22,896,281

Air freight & logistics—2.8%
FedEx Corp.	48,332	11,009,063
United Parcel Service, Inc., Class B	57,701	10,375,217

Banks—3.9%
JPMorgan Chase & Co.	111,163	15,367,173
The PNC Financial Services Group, Inc.	111,026	14,461,137

Beverages—5.6%
PepsiCo, Inc.	104,864	20,017,489
The Coca-Cola Co.	356,529	22,871,335

Biotechnology—2.9%
AbbVie, Inc.	149,611	22,609,214

Capital markets—2.4%
BlackRock, Inc.	27,178	18,241,874

Chemicals—1.7%
Eastman Chemical Co.	152,609	12,860,360

Communications equipment—4.7%
Cisco Systems, Inc.	357,922	16,911,815
Motorola Solutions, Inc.	67,871	19,777,609

Consumer staples distribution—2.3%
Target Corp.	110,917	17,497,157

Distributors—2.0%
Genuine Parts Co.	91,500	15,400,365

Electric utilities—2.9%
NextEra Energy, Inc.	297,012	22,760,030

Food products—2.9%
Mondelez International, Inc., Class A	287,612	22,065,593

COMMON STOCKS—97.2%	Shares	Value
Ground transportation—1.7%
Union Pacific Corp.	67,671	$ 13,243,215

Health care equipment & supplies—2.1%
Abbott Laboratories	149,654	16,532,277

Health care providers & services—3.0%
UnitedHealth Group, Inc.	47,630	23,438,247

Hotels, restaurants & leisure—3.9%
McDonald’s Corp.	101,802	30,107,941

Household products—2.8%
The Procter & Gamble Co.	138,354	21,635,798

Industrial conglomerates—1.6%
Honeywell International, Inc.	60,807	12,151,671

Industrial real estate investment trusts (REITs)—2.5%
Prologis, Inc.	155,075	19,423,144

Insurance—0.9%
The Allstate Corp.	61,730	7,145,865

Multi-utilities—2.1%
WEC Energy Group, Inc.	169,950	16,344,091

Oil, gas & consumable fuels—5.2%
Chevron Corp.	196,735	33,165,586
The Williams Cos, Inc.	243,992	7,383,198

Pharmaceuticals—3.8%
Merck & Co., Inc.	251,247	29,011,491

Professional services—1.3%
Automatic Data Processing, Inc.	44,052	9,691,440

Semiconductors & semiconductor equipment—7.8%
Analog Devices, Inc.	47,321	8,512,101
Broadcom, Inc.	47,352	29,666,028
Texas Instruments, Inc.	130,788	21,867,754

Software—4.8%
Microsoft Corp.	121,792	37,421,810

Specialized real estate investment trusts (REITs)—1.7%
Crown Castle, Inc.	107,259	13,202,510

Specialty retail—2.5%
The Home Depot, Inc.	64,847	19,489,117
Total domestic common stocks (cost $408,082,217)		654,554,996

Foreign—12.4%

Electrical equipment—2.4%
Eaton Corp. PLC	108,725	18,170,122

Electronic equipment, instruments & components—2.6%
TE Connectivity Ltd.	163,882	20,054,240

Health care equipment & supplies—3.0%
Medtronic PLC	250,480	22,781,156

IT services—1.4%
Accenture PLC, Class A	39,848	11,168,996

Pharmaceuticals—3.0%
AstraZeneca PLC, Sponsored ADR	322,252	23,595,292
Total foreign common stocks (cost $80,148,469)		95,769,806
Total common stocks (cost $488,230,686)		750,324,802

Total investment portfolio (cost $488,230,686)—97.2%		750,324,802

Other assets in excess of liabilities—2.8%		21,914,267

Total net assets—100.0%		$772,239,069

ADR—American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON EAGLE GROWTH & INCOME FUND (cont’d)

Sector allocation

Sector	Percent of net assets
Information technology	21.4%
Health care	17.9%
Consumer staples	13.5%
Industrials	12.6%
Consumer discretionary	8.4%
Financials	7.1%
Energy	5.3%
Utilities	5.1%
Real estate	4.2%
Materials	1.7%

CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS—97.7%	Shares	Value
Aerospace & defense—0.7%
TransDigm Group, Inc.	59,242	$45,320,130

Automobile components—0.7%
Aptiv PLC*	437,142	44,964,426

Beverages—1.9%
Celsius Holdings, Inc.*	491,099	46,934,331
Monster Beverage Corp.*	1,222,336	68,450,816

Biotechnology—2.9%
Alnylam Pharmaceuticals, Inc.*	203,522	40,541,583
Moderna, Inc.*	117,416	15,603,412
Neurocrine Biosciences, Inc.*	210,875	21,306,810
Sarepta Therapeutics, Inc.*	167,529	20,567,535
Seagen, Inc.*	402,314	80,462,800

Building products—0.7%
Fortune Brands Innovations, Inc.	634,297	41,032,673

Capital markets—6.7%
LPL Financial Holdings, Inc.	474,307	99,054,274
MarketAxess Holdings, Inc.	349,795	111,364,234
Moody’s Corp.	276,146	86,466,835
MSCI, Inc.	226,748	109,394,573

Chemicals—2.5%
Albemarle Corp.	442,308	82,030,441
Corteva, Inc.	1,172,456	71,660,511

Commercial services & supplies—5.0%
Ritchie Bros Auctioneers, Inc.	1,944,040	111,179,648
Waste Connections, Inc.	1,374,517	191,264,040

Construction materials—1.8%
Martin Marietta Materials, Inc.	297,514	108,057,085

Consumer staples distribution—0.7%
Casey’s General Stores, Inc.	183,795	42,055,972

Electrical equipment—0.7%
Rockwell Automation, Inc.	161,809	45,858,289

Electronic equipment, instruments & components—1.8%
Cognex Corp.	1,161,706	55,401,759
Keysight Technologies, Inc.*	374,682	54,194,005

COMMON STOCKS—97.7%	Shares	Value
Energy equipment & services—3.5%
Baker Hughes Co.	4,444,049	$ 129,943,993
Halliburton Co.	2,543,919	83,313,347

Entertainment—0.9%
Take-Two Interactive Software, Inc.*	448,957	55,800,866

Financial services—2.6%
FleetCor Technologies, Inc.*	245,318	52,478,426
Global Payments, Inc.	573,976	64,692,835
Toast, Inc., Class A*	2,369,988	43,133,782

Food products—0.6%
Freshpet, Inc.*	514,084	35,456,374

Ground transportation—1.7%
Old Dominion Freight Line, Inc.	324,914	104,099,196

Health care equipment & supplies—6.8%
Align Technology, Inc.*	207,315	67,439,570
DexCom, Inc.*	921,811	111,852,547
IDEXX Laboratories, Inc.*	228,453	112,435,428
Insulet Corp.*	237,980	75,687,159
ResMed, Inc.	194,368	46,834,913

Health care providers & services—0.7%
Chemed Corp.	72,298	39,854,273

Health care technology—0.6%
Veeva Systems, Inc., Class A*	218,156	39,067,377

Hotels, restaurants & leisure—7.9%
Caesars Entertainment, Inc.*	808,354	36,610,353
Chipotle Mexican Grill, Inc.*	65,471	135,369,149
Hyatt Hotels Corp., Class A*	757,727	86,608,196
Planet Fitness, Inc., Class A*	1,269,745	105,566,599
Vail Resorts, Inc.	484,014	116,415,047

Interactive media & services—0.7%
Match Group, Inc.*	1,233,501	45,516,187

IT services—1.1%
Snowflake, Inc., Class A*	206,308	30,550,089
Twilio, Inc., Class A*	715,060	37,619,306

Life sciences tools & services—4.2%
Bio-Techne Corp.	563,925	45,046,329
Mettler-Toledo International, Inc.*	53,227	79,388,071
Repligen Corp.*	317,796	48,187,407
West Pharmaceutical Services, Inc.	238,677	86,219,679

Machinery—2.6%
Chart Industries, Inc.*	505,420	67,271,402
Westinghouse Air Brake Technologies Corp.	914,675	89,336,307

Oil, gas & consumable fuels—0.7%
Antero Resources Corp.*	1,773,092	40,763,385

Pharmaceuticals—0.8%
Zoetis, Inc.	285,942	50,262,885

Professional services—2.4%
Booz Allen Hamilton Holding Corp.	528,123	50,551,934
CoStar Group, Inc.*	631,472	48,591,770
TransUnion	659,502	45,380,333

Semiconductors & semiconductor equipment—6.2%
Enphase Energy, Inc.*	328,717	53,975,331
Entegris, Inc.	1,035,243	77,560,406

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—97.7%	Shares	Value

Semiconductors & semiconductor equipment (cont'd)
Marvell Technology, Inc.	2,042,674	$ 80,644,769
Monolithic Power Systems, Inc.	254,109	117,390,735
Wolfspeed, Inc.* (a)	1,053,533	49,041,961
Software—14.1%
Bill.com Holdings, Inc.*	633,913	48,690,858
Crowdstrike Holdings, Inc., Class A*	863,311	103,640,486
Datadog, Inc., Class A*	435,353	29,334,085
Fair Isaac Corp.*	45,771	33,319,000
Five9, Inc.*	536,030	34,756,185
Palo Alto Networks, Inc.*	360,990	65,866,235
Paycom Software, Inc.*	340,663	98,918,315
PTC, Inc.*	591,979	74,465,038
Synopsys, Inc.*	602,870	223,857,687
Tyler Technologies, Inc.*	387,466	146,861,238

Specialized real estate investment trusts (REITs)—1.8%
SBA Communications Corp.	417,627	108,954,708

Specialty retail—5.5%
AutoZone, Inc.*	37,918	100,987,389
Five Below, Inc.*	228,245	45,046,433
Ross Stores, Inc.	821,076	87,633,441
Ulta Beauty, Inc.*	179,232	98,833,902

Textiles, apparel & luxury goods—2.4%
Lululemon Athletica, Inc.*	390,279	148,278,701

Trading companies & distributors—3.8%
United Rentals, Inc.	235,438	85,019,016
W.W. Grainger, Inc.	211,957	147,430,931
Total common stocks (cost $4,361,381,357)		5,961,017,546

MONEY MARKET FUNDS—0.8%
First American Government Obligations Fund—Class X, 4.72%#	46,545,087	46,545,087
Total money market funds (cost $46,545,087)		46,545,087

Total investment portfolio (cost $4,407,926,444)—98.5%		6,007,562,633

Other assets in excess of liabilities—1.5%		90,209,052

Total net assets—100.0%		$6,097,771,685

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $46,099,443 or 0.8% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Information technology	23.2%
Industrials	17.6%
Consumer discretionary	16.5%
Health care	16.1%
Financials	9.3%
Materials	4.3%
Energy	4.2%

Sector allocation (cont'd)

Sector	Percent of net assets
Consumer staples	3.1%
Real estate	1.8%
Communication services	1.6%
Money market funds	0.8%

CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—99.1%	Shares	Value
Aerospace & defense—2.6%
AeroVironment, Inc.*	52,161	$5,252,091
Woodward, Inc.	121,794	11,694,660

Beverages—2.4%
Celsius Holdings, Inc.*	163,127	15,590,047

Biotechnology—9.4%
Aldeyra Therapeutics, Inc.*	787,720	7,506,972
Alkermes PLC*	181,871	5,192,417
Apellis Pharmaceuticals, Inc.*	66,627	5,558,691
Arrowhead Pharmaceuticals, Inc.*	144,287	5,109,203
Blueprint Medicines Corp.*	54,999	2,807,699
Cytokinetics, Inc.*	174,326	6,519,792
Denali Therapeutics, Inc.*	98,086	2,436,456
FibroGen, Inc.*	135,660	2,322,499
Halozyme Therapeutics, Inc.*	166,826	5,360,119
Insmed, Inc.*	119,451	2,329,295
Intellia Therapeutics, Inc.*	59,879	2,260,432
Karuna Therapeutics, Inc.*	29,625	5,878,785
Kura Oncology, Inc.*	119,499	1,163,920
Vaxcyte, Inc.*	74,356	3,184,667
Viridian Therapeutics, Inc.*	134,827	3,779,201

Building products—1.2%
Zurn Elkay Water Solutions Corp.	356,950	7,692,273

Capital markets—3.4%
LPL Financial Holdings, Inc.	34,635	7,233,174
PJT Partners, Inc., Class A	219,060	15,064,756

Chemicals—3.4%
Livent Corp.*	332,035	7,254,965
Quaker Chemical Corp.	82,160	15,333,521

Commercial services & supplies—6.1%
Casella Waste Systems, Inc., Class A*	83,644	7,444,316
MSA Safety, Inc.	105,592	13,700,562
Ritchie Bros Auctioneers, Inc.	332,337	19,006,353

Construction materials—2.3%
Summit Materials, Inc., Class A*	542,698	14,875,352

Consumer finance—1.9%
FirstCash Holdings, Inc.	120,077	12,371,533

Consumer staples distribution—1.2%
Casey’s General Stores, Inc.	33,519	7,669,818

Diversified consumer services—1.3%
Chegg, Inc.*	219,232	3,941,791
OneSpaWorld Holdings Ltd.*	372,431	4,469,172

Electrical equipment—1.6%
Thermon Group Holdings, Inc.*	503,424	10,461,151

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—99.1%	Shares	Value
Energy equipment & services—1.5%
Liberty Energy, Inc.	781,429	$ 10,010,105

Food products—1.7%
Freshpet, Inc.*	56,672	3,908,668
The Simply Good Foods Co.*	197,113	7,169,000

Ground transportation—2.2%
Landstar System, Inc.	83,725	14,738,112

Health care equipment & supplies—8.3%
Axonics, Inc.*	92,201	5,297,869
Haemonetics Corp.*	84,566	7,079,020
Inspire Medical Systems, Inc.*	29,368	7,859,758
iRhythm Technologies, Inc.*	27,222	3,576,971
Lantheus Holdings, Inc.*	116,833	9,983,380
Merit Medical Systems, Inc.*	115,461	9,385,825
Shockwave Medical, Inc.*	29,120	8,449,459
STAAR Surgical Co.*	42,662	3,006,391

Health care providers & services—2.6%
Privia Health Group, Inc.*	181,957	5,027,472
Progyny, Inc.*	105,218	3,497,446
The Ensign Group, Inc.	87,046	8,451,296

Health care technology—1.4%
Evolent Health, Inc., Class A*	254,114	9,252,291

Hotels, restaurants & leisure—8.6%
Everi Holdings, Inc.*	423,227	6,433,050
Planet Fitness, Inc., Class A*	170,441	14,170,465
SeaWorld Entertainment, Inc.*	211,942	11,372,807
Wingstop, Inc.	74,980	15,004,248
Xponential Fitness, Inc., Class A*	291,409	9,639,810

Industrial real estate investment trusts (REITs)—1.8%
EastGroup Properties, Inc.	71,883	11,972,832

Insurance—2.5%
Kinsale Capital Group, Inc.	50,389	16,462,590

Interactive media & services—0.9%
Bumble, Inc., Class A*	310,912	5,661,708

Life sciences tools & services—0.7%
Medpace Holdings, Inc.*	21,818	4,366,655

Machinery—2.3%
Chart Industries, Inc.*	64,484	8,582,820
Esab Corp.	110,468	6,446,912

Media—0.5%
TechTarget, Inc.*	95,222	3,246,118

Oil, gas & consumable fuels—5.1%
Antero Resources Corp.*	159,230	3,660,698
Chord Energy Corp.	37,933	5,399,004
Viper Energy Partners LP	828,490	24,390,745

Pharmaceuticals—0.9%
Arvinas, Inc.*	53,767	1,409,233
Intra-Cellular Therapies, Inc.*	71,169	4,423,153

Professional services—0.7%
TaskUS, Inc., Class A*	325,211	4,377,340

Semiconductors & semiconductor equipment—5.6%
Ambarella, Inc.*	37,832	2,344,828
Impinj, Inc.*	28,134	2,487,327
Lattice Semiconductor Corp.*	197,549	15,744,655
Silicon Laboratories, Inc.*	116,204	16,187,217

COMMON STOCKS—99.1%	Shares	Value
Software—8.9%
Appfolio, Inc., Class A*	34,120	$ 4,763,834
C3.ai, Inc., Class A* (a)	150,681	2,685,136
Five9, Inc.*	60,058	3,894,161
Freshworks, Inc., Class A*	647,550	8,651,268
Gitlab, Inc., Class A*	75,370	2,288,233
Monday.com Ltd.*	80,615	9,828,581
PROS Holdings, Inc.*	234,664	6,657,418
Rapid7, Inc.*	89,099	4,331,102
Smartsheet, Inc., Class A*	209,848	8,576,488
Sprout Social, Inc., Class A*	143,262	7,057,086

Specialty retail—3.6%
Boot Barn Holdings, Inc.*	130,522	9,458,930
Five Below, Inc.*	72,059	14,221,564

Trading companies & distributors—2.5%
Herc Holdings, Inc.	45,511	4,552,010
WESCO International, Inc.	82,766	11,918,304
Total common stocks (cost $534,874,971)		649,827,076

MONEY MARKET FUNDS—0.4%
First American Government Obligations Fund—Class X, 4.72%#	2,549,520	2,549,520
Total money market funds (cost $2,549,520)		2,549,520

Total investment portfolio (cost $537,424,491) - 99.5%		652,376,596

Other assets in excess of liabilities - 0.5%		3,125,629

Total net assets - 100.0%		$655,502,225

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $2,524,025 or 0.4% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Health care	23.3%
Industrials	19.2%
Information technology	14.6%
Consumer discretionary	13.5%
Financials	7.8%
Energy	6.6%
Materials	5.7%
Consumer staples	5.2%
Real estate	1.8%
Communication services	1.4%
Money market funds	0.4%

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON SCOUT MID CAP FUND

COMMON STOCKS—98.9%	Shares	Value
Aerospace & defense—1.8%
BWX Technologies, Inc.	207,565	$13,404,548
Huntington Ingalls Industries, Inc.	68,389	13,791,326
L3Harris Technologies, Inc.	41,157	8,031,788
Textron, Inc.	440,136	29,462,704

Automobiles—0.1%
Thor Industries, Inc.	41,378	3,269,689

Banks—0.9%
Citizens Financial Group, Inc.	313,722	9,706,559
Commerce Bancshares Inc.	396,433	22,140,783
Beverages—1.0%
Monster Beverage Corp.*	621,267	34,790,952

Biotechnology—2.8%
BioMarin Pharmaceutical, Inc.*	682,541	65,551,238
Exelixis, Inc.*	435,501	7,969,668
Neurocrine Biosciences, Inc.*	97,264	9,827,554
Vertex Pharmaceuticals, Inc.*	46,785	15,941,053

Building products—1.2%
Builders FirstSource, Inc.*	41,670	3,949,066
Carrier Global Corp.	518,087	21,666,398
Owens Corning	174,519	18,640,375

Capital markets—3.3%
Cboe Global Markets, Inc.	636,842	88,966,829
Evercore, Inc., Class A	189,703	21,639,421
Morningstar, Inc.	51,398	9,164,777

Chemicals—2.4%
CF Industries Holdings, Inc.	212,342	15,199,440
Corteva, Inc.	491,626	30,048,181
The Mosaic Co.	610,203	26,147,199
Westlake Corp.	119,948	13,647,683

Commercial services & supplies—0.8%
Copart, Inc.*	165,409	13,075,581
Ritchie Bros Auctioneers, Inc.	265,683	15,194,411

Communications equipment—0.6%
Arista Networks, Inc.*	145,712	23,337,234

Construction & engineering—3.1%
Quanta Services, Inc.	652,565	110,701,127

Construction materials—1.7%
Eagle Materials, Inc.	186,198	27,596,406
Martin Marietta Materials, Inc.	40,982	14,884,662
Vulcan Materials Co.	102,373	17,927,560

Consumer finance—1.4%
Discover Financial Services	495,556	51,275,179

Consumer staples distribution—2.1%
Albertsons Cos., Inc.	1,381,377	28,870,779
Casey’s General Stores, Inc.	177,209	40,548,963
Dollar General Corp.	15,394	3,409,155
The Kroger Co.	39,577	1,924,630

Diversified consumer services—0.4%
Service Corp International	223,606	15,694,905

Electric utilities—1.4%
Evergy, Inc.	352,066	21,866,819
PPL Corp.	1,021,434	29,335,585

COMMON STOCKS—98.9%	Shares	Value
Electrical equipment—1.9%
Generac Holdings, Inc.*	198,098	$ 20,249,577
Hubbell, Inc.	177,724	47,864,628

Electronic equipment, instruments & components—2.1%
Flex Ltd.*	1,390,082	28,593,987
Keysight Technologies, Inc.*	217,915	31,519,226
Zebra Technologies Corp., Class A*	59,808	17,226,498

Energy equipment & services—1.8%
Baker Hughes Co.	1,252,243	36,615,585
Noble Corp. PLC*	751,626	28,900,020

Entertainment—1.7%
Live Nation Entertainment, Inc.*	276,073	18,712,228
Spotify Technology S.A.*	14,525	1,940,540
Take-Two Interactive Software, Inc.*	167,151	20,775,198
World Wrestling Entertainment, Inc., Class A	199,727	21,404,742

Financial services—0.7%
Jack Henry & Associates, Inc.	154,341	25,210,059

Food products—4.3%
Darling Ingredients, Inc.*	646,948	38,538,692
Lamb Weston Holdings, Inc.	265,517	29,687,456
The Hershey Co.	198,495	54,201,045
Tyson Foods, Inc., Class A	522,247	32,635,215

Ground transportation—1.0%
Knight-Swift Transportation Holdings, Inc.	195,903	11,033,257
U-Haul Holding Co.	437,208	23,652,953

Health care equipment & supplies—5.1%
Align Technology, Inc.*	114,560	37,266,368
Edwards Lifesciences Corp.*	795,478	69,986,154
Insulet Corp.*	173,066	55,041,911
Omnicell, Inc.*	358,353	21,777,112

Health care real estate investment trusts (REITs)—1.2%
Healthcare Realty Trust, Inc.	2,248,110	44,467,616

Health care providers & services—1.7%
AmerisourceBergen Corp.	166,135	27,719,625
Henry Schein, Inc.*	304,119	24,575,856
Molina Healthcare, Inc.*	25,586	7,621,814

Hotel & resort real estate investment trusts (REITs)—0.9%
Host Hotels & Resorts, Inc.	1,950,579	31,540,862

Hotels, restaurants & leisure—4.7%
Chipotle Mexican Grill, Inc.*	19,798	40,934,741
Darden Restaurants, Inc.	123,150	18,710,179
Las Vegas Sands Corp.*	821,119	52,428,448
Texas Roadhouse, Inc.	276,229	30,556,452
Vail Resorts, Inc.	109,479	26,331,889

Household durables—1.5%
D.R. Horton, Inc.	163,010	17,901,758
Garmin Ltd.	43,934	4,313,001
NVR, Inc.*	5,132	29,970,880

Industrial real estate investment trusts (REITs)—2.6%
EastGroup Properties, Inc.	187,043	31,153,882
STAG Industrial, Inc.	1,863,412	63,113,765

Insurance—4.9%
Arch Capital Group Ltd.*	303,289	22,767,905
Axis Capital Holdings Ltd.	384,338	21,730,470
Brown & Brown, Inc.	503,948	32,449,212

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON SCOUT MID CAP FUND (cont’d)

COMMON STOCKS—98.9%	Shares	Value

Insurance (cont'd)
Everest Re Group Ltd.	85,119	$ 32,174,982
First American Financial Corp.	329,039	18,955,937
Kinsale Capital Group, Inc.	49,615	16,209,717
White Mountains Insurance Group Ltd.	23,485	33,633,808

IT services—1.5%
DXC Technology Co.*	886,058	21,132,483
Gartner, Inc.*	107,906	32,637,249

Leisure products—0.8%
Brunswick Corp.	108,541	9,203,192
Polaris, Inc.	102,151	11,098,706
YETI Holdings, Inc.*	191,954	7,572,585
Life sciences tools & services—1.7%
Agilent Technologies, Inc.	451,330	61,123,622

Machinery—2.8%
AGCO Corp.	312,579	38,741,041
Chart Industries, Inc.*	293,529	39,068,710
The Timken Co.	284,659	21,876,044

Media—0.7%
Fox Corp., Class A	764,962	25,442,636

Metals & mining—2.5%
Agnico Eagle Mines Ltd.	382,735	21,712,557
Alamos Gold, Inc. Class A	919,501	11,889,148
Freeport-McMoRan, Inc.	639,906	24,258,837
Hecla Mining Co.	300,405	1,817,450
Nucor Corp.	211,208	31,296,801

Multi-utilities—5.0%
CenterPoint Energy, Inc.	3,088,018	94,091,908
WEC Energy Group, Inc.	901,609	86,707,738

Oil, gas & consumable fuels—3.2%
Cheniere Energy, Inc.	172,652	26,415,756
Hess Corp.	336,994	48,884,350
Pioneer Natural Resources Co.	189,657	41,259,880

Passenger airlines—0.9%
Delta Air Lines, Inc.*	608,541	20,879,042
Southwest Airlines Co.	338,769	10,261,313

Professional services—0.7%
Booz Allen Hamilton Holding Corp.	27,253	2,608,657
CoStar Group, Inc.*	202,874	15,611,154
FTI Consulting, Inc.*	30,350	5,478,175

Real estate management & development—0.4%
Zillow Group, Inc., Class A*	360,368	15,416,543

Residential real estate investment trusts (REITs)—0.7%
Mid-America Apartment Communities, Inc.	170,785	26,266,733

Retail real estate investment trusts (REITs)—1.1%
Agree Realty Corp.	577,799	39,284,554

Semiconductors & semiconductor equipment—4.1%
Enphase Energy, Inc.*	22,227	3,649,673
KLA Corp.	52,192	20,174,296
Microchip Technology, Inc.	93,276	6,808,215
Monolithic Power Systems, Inc.	35,716	16,499,721
ON Semiconductor Corp.*	281,205	20,235,512
Skyworks Solutions, Inc.	395,232	41,855,069
Teradyne, Inc.	344,630	31,492,289
Universal Display Corp.	61,102	8,154,673

COMMON STOCKS—98.9%	Shares	Value
Software—4.4%
DocuSign, Inc.*	279,102	$ 13,798,803
Paycom Software, Inc.*	11,861	3,444,079
Splunk, Inc.*	607,051	52,352,078
Teradata Corp.*	1,588,149	61,477,248
Workday, Inc., Class A*	140,117	26,081,378

Specialty retail—4.7%
Best Buy Co., Inc.	44,273	3,299,224
Floor & Decor Holdings, Inc., Class A*	157,457	15,641,778
Murphy USA, Inc.	124,161	34,172,832
O’Reilly Automotive, Inc.*	28,146	25,818,607
Ross Stores, Inc.	122,065	13,027,998
Tractor Supply Co.	100,983	24,074,347
Ulta Beauty, Inc.*	96,392	53,153,441

Technology hardware, storage & peripherals—0.8%
Pure Storage, Inc., Class A*	1,184,668	27,045,970

Textiles, apparel & luxury goods—1.4%
Lululemon Athletica, Inc.*	134,954	51,273,073

Trading companies & distributors—0.4%
W.W. Grainger, Inc.	19,413	13,503,100
Total common stocks (cost $3,151,520,123)		3,559,765,745

Total investment portfolio (cost $3,151,520,123)—98.9%		3,559,765,745

Other assets in excess of liabilities—1.1%		38,846,190

Total net assets—100.0%		$3,598,611,935

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Industrials	14.4%
Consumer discretionary	13.6%
Information technology	13.5%
Financials	11.3%
Health care	11.2%
Consumer staples	7.4%
Real estate	7.0%
Materials	6.6%
Utilities	6.4%
Energy	5.1%
Communication services	2.4%

CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS—99.6%	Shares	Value
Aerospace & defense—1.5%
Kratos Defense & Security Solutions, Inc.*	302,579	$3,903,269

Air freight & logistics—1.9%
Forward Air Corp.	44,989	4,746,789

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON SCOUT SMALL CAP FUND (cont’d)

COMMON STOCKS—99.6%	Shares	Value
Automobile components—2.4%
Patrick Industries, Inc.	53,251	$ 3,654,616
Stoneridge, Inc.*	124,019	2,335,278

Automobiles—1.2%
Thor Industries, Inc.	37,737	2,981,978

Banks—2.2%
Axos Financial, Inc.*	69,738	2,836,244
Hilltop Holdings, Inc.	91,782	2,847,078

Biotechnology—6.3%
Coherus Biosciences, Inc.*	299,613	2,166,202
Eagle Pharmaceuticals, Inc.*	64,041	1,798,271
Halozyme Therapeutics, Inc.*	129,350	4,156,015
Insmed, Inc.*	145,321	2,833,760
Vericel Corp.*	155,068	4,886,193

Capital markets—3.0%
Cohen & Steers, Inc.	70,167	4,214,230
PJT Partners, Inc., Class A	50,175	3,450,535

Chemicals—1.9%
Balchem Corp.	36,089	4,742,095

Commercial services & supplies—0.7%
Aris Water Solution, Inc., Class A	241,870	1,758,395

Construction & engineering—1.8%
Dycom Industries, Inc.*	48,590	4,500,406

Consumer staples distribution—2.4%
Performance Food Group Co.*	96,160	6,028,270

Diversified consumer services—1.6%
OneSpaWorld Holdings Ltd.*	342,413	4,108,956

Electrical equipment—2.1%
TPI Composites, Inc.*	185,454	2,292,211
Vicor Corp.*	71,483	3,071,625

Electronic equipment, instruments & components—6.7%
Advanced Energy Industries, Inc.	41,922	3,626,253
Coherent Corp.*	85,361	2,914,225
ePlus, Inc.*	75,163	3,272,597
Fabrinet*	39,472	3,747,866
Plexus Corp.*	38,645	3,380,278

Energy equipment & services—1.2%
Core Laboratories N.V.	139,556	3,141,406

Financial services—1.5%
I3 Verticals, Inc., Class A*	157,783	3,668,455

Health care equipment & supplies—8.1%
ICU Medical, Inc.*	20,722	3,919,359
Integer Holdings Corp.*	49,935	4,112,147
Lantheus Holdings, Inc.*	51,743	4,421,439
LeMaitre Vascular, Inc.	91,698	4,951,692
Omnicell, Inc.*	52,028	3,161,742

Health care providers & services—6.6%
AdaptHealth Corp.*	191,977	2,280,687
AMN Healthcare Services, Inc.*	56,615	4,888,705
HealthEquity, Inc.*	81,656	4,364,513
ModivCare, Inc.*	28,251	1,796,764
U.S. Physical Therapy, Inc.	31,316	3,333,901

Health care real estate investment trusts (REITs)—1.4%
CareTrust REIT, Inc.	185,995	3,625,043

COMMON STOCKS—99.6%	Shares	Value
Hotels, restaurants & leisure—2.7%
Cracker Barrel Old Country Store, Inc.	23,002	$ 2,441,893
Lindblad Expeditions Holdings, Inc.*	153,501	1,736,096
The Cheesecake Factory, Inc.	80,310	2,705,644

Household durables—4.1%
Installed Building Products, Inc.	50,380	6,260,722
LGI Homes, Inc.*	35,097	4,169,524

Interactive media & services—1.4%
Ziff Davis, Inc.*	49,513	3,621,381

Life sciences tools & services—2.5%
Medpace Holdings, Inc.*	30,954	6,195,134

Machinery—3.5%
Albany International Corp., Class A	46,795	4,268,172
Chart Industries, Inc.*	34,243	4,557,743

Media—0.9%
Magnite, Inc.*	234,226	2,201,724

Metals & mining—1.6%
Materion Corp.	36,787	3,984,400

Oil, gas & consumable fuels—2.0%
Excelerate Energy, Inc., Class A	114,208	2,455,472
Kimbell Royalty Partners LP	159,488	2,558,187

Pharmaceuticals—3.3%
Pacira BioSciences, Inc.*	72,521	3,285,926
Supernus Pharmaceuticals, Inc.*	139,923	5,157,562

Professional services—3.3%
Insperity, Inc.	55,085	6,745,709
TTEC Holdings, Inc.	49,049	1,671,100

Residential real estate investment trusts (REITs)—0.8%
UMH Properties, Inc.	131,951	2,005,655

Semiconductors & semiconductor equipment—6.0%
Ambarella, Inc.*	54,423	3,373,137
Credo Technology Group Holding Ltd.*	285,780	2,317,676
Impinj, Inc.*	46,823	4,139,621
Power Integrations, Inc.	46,723	3,400,500
Ultra Clean Holdings, Inc.*	64,314	1,835,522

Software—7.5%
Box, Inc., Class A*	172,886	4,574,564
Envestnet, Inc.*	50,016	3,170,014
Qualys, Inc.*	32,181	3,634,522
The Descartes Systems Group, Inc.*	58,689	4,646,995
Verint Systems, Inc.*	80,107	2,923,104

Specialty retail—1.1%
Monro, Inc.	58,090	2,839,439

Textiles, apparel & luxury goods—0.8%
G-III Apparel Group Ltd.*	122,289	1,919,937

Trading companies & distributors—3.6%
Applied Industrial Technologies, Inc.	45,720	6,202,375
Global Industrial Co.	105,698	2,816,852
Total common stocks (cost $180,160,728)		251,735,790

Total investment portfolio (cost $180,160,728)—99.6%		251,735,790

Other assets in excess of liabilities—0.4%		1,013,898

Total net assets—100.0%		$252,749,688

* Non-income producing security

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON SCOUT SMALL CAP FUND (cont’d)

Sector allocation

Sector	Percent of net assets
Health care	26.8%
Information technology	20.2%
Industrials	18.4%
Consumer discretionary	13.9%
Financials	6.7%
Materials	3.5%
Energy	3.2%
Consumer staples	2.4%
Communication services	2.3%
Real estate	2.2%

CARILLON REAMS CORE BOND FUND
CORPORATE BONDS—34.0%	Principal Amount	Value
Aerospace & defense—1.0%
Raytheon Technologies Corp., 2.38%, 03/15/32	$2,070,000	$1,745,984
The Boeing Co.,
2.80%, 03/01/27	260,000	239,821
5.04%, 05/01/27	2,380,000	2,391,397

Airlines—2.4%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	768,086	751,769
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	4,655,330	4,530,321
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,061,190	986,138
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,467,139	1,294,703
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	1,333,453	1,134,694
Series 2020-1, Class A, 4.00%, 05/15/34	1,203,740	1,107,574
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	243,426	223,522
Series 2016-2, Class AA, 2.88%, 04/07/30	496,481	442,044
Series 2018-1, Class AA, 3.50%, 09/01/31	360,792	325,498

Auto manufacturers—1.9%
General Motors Financial Co., Inc.,
1.25%, 01/08/26	2,965,000	2,670,284
2.75%, 06/20/25	895,000	848,952
3.10%, 01/12/32	850,000	694,321
6.05%, 10/10/25	2,355,000	2,380,369
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	2,450,000	2,259,002

Banks—10.2%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	2,550,000	2,093,953
3.50%, 04/19/26	965,000	937,783
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	3,945,000	3,762,794

CORPORATE BONDS—34.0%	Principal Amount	Value

Banks (cont'd)
Bank of America Corp., (cont'd)
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	$ 3,255,000	$ 3,209,359
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	2,900,000	2,472,452
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	5,700,000	5,126,553
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	1,525,000	1,455,966
HSBC Holdings PLC, 4.95%, 03/31/30	1,880,000	1,854,812
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	2,100,000	1,795,852
(Fixed until 03/24/30, then 3 Month SOFR + 3.79%), 4.49%, 03/24/31	2,270,000	2,211,559
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	3,745,000	3,643,949
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	2,590,000	2,575,665
The PNC Financial Services Group, Inc.
(Fixed until 12/02/27, then SOFR + 1.62%), 5.35%, 12/02/28	1,970,000	1,982,803
The PNC Financial Services Group, (cont'd)
(Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	1,005,000	1,052,202
US Bancorp,
(Fixed until 02/01/28, then SOFR + 1.23%), 4.65%, 02/01/29	1,575,000	1,532,572
(Fixed until 02/01/33, then SOFR + 1.60%), 4.84%, 02/01/34	1,315,000	1,259,327
Wells Fargo & Co.
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	4,425,000	3,862,403
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	3,375,000	3,248,938
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	2,315,000	2,265,507

Biotechnology—0.3%
Amgen, Inc.,
5.15%, 03/02/28	810,000	829,045
5.25%, 03/02/33	535,000	550,461

Capital markets—3.3%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	5,860,000	4,971,731
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,055,000	1,879,639
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	2,410,000	2,428,755
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	4,515,000	3,885,009
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,490,000	1,317,600

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS CORE BOND FUND (cont’d)

CORPORATE BONDS—34.0%	Principal Amount	Value

Capital markets (cont'd)
UBS Group AG, (cont'd)
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	$ 525,000	$ 450,303

Commercial services—0.5%
ERAC USA Finance LLC, 144A, 4.60%, 05/01/28	2,075,000	2,070,112

Consumer staples distribution—0.3%
Sysco Corp., 2.45%, 12/14/31	1,395,000	1,170,788

Containers & packaging—0.5%
Sonoco Products Co., 3.13%, 05/01/30	2,780,000	2,465,354
Cosmetics/personal care—0.4%
Haleon US Capital LLC, 3.63%, 03/24/32	2,165,000	1,988,021

Diversified telecommunication services—0.4%
AT&T, Inc., 2.55%, 12/01/33	1,565,000	1,259,932
Verizon Communications, Inc., 4.02%, 12/03/29	405,000	388,900

Electric—5.4%
Appalachian Power Co., 2.70%, 04/01/31	2,505,000	2,135,928
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	450,300
DTE Electric Co.,
1.90%, 04/01/28	3,200,000	2,857,668
5.20%, 04/01/33	1,885,000	1,968,026
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	1,710,624
5.65%, 04/01/40	2,590,000	2,726,517
Duke Energy Progress LLC,
3.70%, 09/01/28	725,000	704,847
5.25%, 03/15/33	1,555,000	1,627,622
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	1,570,553
Entergy Louisiana LLC, 2.35%, 06/15/32	1,325,000	1,097,056
Florida Power & Light Co.,
2.88%, 12/04/51	2,460,000	1,754,580
5.05%, 04/01/28	1,370,000	1,418,497
Indianapolis Power & Light Co., 5.65%, 144A, 12/01/32	1,990,000	2,108,677
Public Service Electric and Gas Co., 4.65%, 03/15/33	1,610,000	1,629,229
Wisconsin Public Service Corp., 2.85%, 12/01/51	880,000	601,874

Electric utilities—1.6%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	1,985,000	1,836,788
Virginia Electric and Power Co.,
2.30%, 11/15/31	1,210,000	1,009,725
3.75%, 05/15/27	455,000	445,436
Wisconsin Power and Light Co.,
1.95%, 09/16/31	1,700,000	1,380,882
3.95%, 09/01/32	1,770,000	1,681,513
4.95%, 04/01/33	1,085,000	1,109,739

Equity real estate investment trusts (REITs)—1.0%
Agree LP, 2.00%, 06/15/28	3,460,000	2,952,010
Ventas Realty LP, 4.75%, 11/15/30	1,545,000	1,488,821

Ground transportation—1.0%
Norfolk Southern Corp., 3.00%, 03/15/32	1,590,000	1,406,045
Union Pacific Corp., 2.80%, 02/14/32	3,655,000	3,230,413

Insurance—0.6%
Equitable Financial Life Global Funding, 144A, 1.70%, 11/12/26	625,000	557,379
Northwestern Mutual Global Funding, 144A, 4.70%, 04/06/26	2,020,000	2,029,253

Multi-utilities—1.4%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,085,000	2,008,146
Dominion Energy, Inc., 3.38%, 04/01/30	1,340,000	1,222,329

CORPORATE BONDS—34.0%	Principal Amount	Value

Multi-utilities (cont'd)
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	$ 1,805,000	$ 1,504,293
WEC Energy Group, Inc., 1.80%, 10/15/30	2,215,000	1,805,972

Oil, gas & consumable fuels—0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	1,900,000	1,812,131

Specialty retail—0.5%
Lowe’s Cos, Inc.,
2.63%, 04/01/31	1,300,000	1,119,006
4.80%, 04/01/26	1,135,000	1,143,144
Tobacco—0.6%
Altria Group, Inc., 2.45%, 02/04/32	2,115,000	1,682,296
Reynolds American, Inc., 4.45%, 06/12/25	960,000	944,251

Transportation—0.3%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,575,000	1,106,366
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	2,941	2,918
Series 2005, 5.08%, 01/02/29	126,822	128,203
Series 2006, 5.87%, 07/02/30	149,859	156,559
Total corporate bonds (cost $166,190,039)		154,152,108

MORTGAGE AND ASSET-BACKED SECURITIES—54.9%
Asset-backed securities—11.9%
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.29%, 08/15/25	1,890,000	1,886,937
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	4,135,000	3,944,171
Series 2022-4A, Class A, 144A, 4.77%, 02/20/29	4,000,000	3,939,283
BMW Vehicle Lease Trust,
Series 2022-1, Class A3, 1.10%, 03/25/25	1,744,846	1,706,947
Series 2022-A, Class A2A, 2.52%, 12/26/24	1,239,392	1,229,088
Series 2023-1, Class A2, 5.27%, 02/25/25	1,435,000	1,432,343
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	3,900,000	3,891,564
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14%, 03/15/26	2,010,000	2,006,437
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	1,919,995	1,885,312
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	6,265,000	5,873,453
Hertz Vehicle Financing III LLC,
Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	2,100,000	1,967,753
Series 2023-1A, Class A, 144A, 5.49%, 06/25/27	3,455,000	3,491,697
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/25	3,065,000	3,059,821
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A, 5.19%, 12/15/25	3,280,000	3,273,208
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	3,700,000	3,696,037
Series 2023-1, Class A2, 5.09%, 01/15/26	2,185,000	2,179,794
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A-2A, 5.34%, 02/17/26	2,570,000	2,570,978
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	2,000,000	1,998,321
Series 2023-A, Class A2, 5.05%, 01/15/26	1,925,000	1,919,031
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	1,790,060	1,743,972

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS CORE BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—54.9%	Principal Amount	Value
Commercial mortgage-backed securities—11.8%
BANK, Series 2022-BNK44, Class A5, VR, 5.94%, 11/18/55	$ 810,000	$ 861,036
BBMCS Mortgage Trust, Series 2023-C19, Class A5, 5.45%, 04/17/56	805,000	837,966
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/17/51	770,000	766,013
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,447,941
Series 2021-B23, Class A2, 1.62%, 02/15/54	1,160,000	1,047,072
Series 2021-B24, Class A2, 1.95%, 03/17/54	1,935,000	1,705,163
Series 2021-B27, Class A5, 2.39%, 07/17/54	805,000	655,418
Series 2021-B31, Class A5, 2.67%, 12/17/54	380,000	319,854
Series 2022-B32, Class A5, VR, 3.00%, 01/15/55	885,000	747,772
Series 2022-B33, Class A2, 3.32%, 03/17/55	1,905,000	1,754,746
Series 2022-B33, Class A5, 3.46%, 03/17/55	590,000	529,174
Series 2022-B34, Class A5, VR, 3.79%, 04/16/55	655,000	588,660
Series 2022-B35, Class A5, VR, 4.59%, 05/17/55	460,000	436,710
Series 2023-B38, Class A4, 5.52%, 04/17/56	850,000	890,622
BMO Mortgage Trust,
Series 2022-C2, Class A5, VR, 4.97%, 07/17/54	545,000	544,512
Series 2022-C3, Class A5, 5.31%, 09/17/54	445,000	455,914
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	1,778,334
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	167,472	165,344
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,408,075	1,340,528
Series 2022-GC48, Class A5, VR, 4.74%, 05/15/54	540,000	528,810
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 144A, SB, 6.05%, 04/25/68	870,000	871,454
COMM Mortgage Trust,
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	47,674	47,480
Series 2014-UBS2, Class A4, 3.69%, 03/12/47	2,017,333	1,986,090
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	1,895,000	1,726,031
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VR, 144A, 1.19%, 08/25/66	519,144	448,049
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 144A, VR, 2.50%, 08/25/51	1,811,582	1,488,470
GS Mortgage Securities Trust,
Series 2014-GC22, Class A5, 3.86%, 06/10/47	355,000	344,932
Series 2022-GR1, Class A5, 144A, VR, 2.50%, 06/25/52	1,366,267	1,191,331
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, 2.96%, 04/15/46	94,144	93,203
Series 2014-C20, Class ASB, 3.46%, 07/17/47	293,575	288,251
JP Morgan Mortgage Trust,
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	1,219,238	1,002,965
Series 2021-3, Class A4, 144A, VR, 2.50%, 07/25/51	801,849	708,743
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	1,798,737	1,536,305
Series 2022-3, Class A2, 144A, VR, 3.00%, 08/25/52	577,516	493,257
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	708,792	605,381
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	610,218	521,189
Series 2022-6, Class A3, 144A, VR, 3.00%, 05/25/52	373,978	319,415
Series 2023-1, Class A3A, 144A, VR, 5.00%, 06/25/53	1,335,213	1,307,465
Series 2023-3, Class A3A, 144A, VR, 5.00%, 10/25/53	1,080,000	1,044,858
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	437,996
Mello Mortgage Capital Acceptance Trust,
Series 2021-MTG1, Class A1, 144A, VR,2.50%, 04/25/51	927,285	761,895
Series 2021-MTG2, Class A1, 144A, VR, 2.50%, 06/25/51	2,312,971	1,900,432
Series 2021-MTG3, Class A3, 144A, VR, 2.50%, 07/01/51	1,230,511	1,011,038

MORTGAGE AND ASSET-BACKED SECURITIES—54.9%	Principal Amount	Value
Commercial mortgage-backed securities (cont'd)
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	$ 1,925,000	$ 1,728,284
OBX Trust,
Series 2021-INV2, Class A5, 144A, VR, 3.00%, 10/25/51	1,071,079	914,810
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	933,240	876,720
Rate Mortgage Trust, Series 2021-J4, Class A1, 144A, VR, 2.50%, 11/25/51	1,036,405	851,553
RCKT Mortgage Trust, Series 2022-2, Class A2, 144A, VR, 2.50%, 02/25/52	686,453	564,018
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3, 3.23%, 08/17/50	877,386	824,167
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	1,284,197	1,292,394
Series 2023-3, Class A1, 144A, SB, 5.93%, 03/25/68	755,000	754,338
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A-3, 2.81%, 11/18/59	1,899,029	1,754,333
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,233,226
Series 2021-C59, Class A5, 2.63%, 04/17/54	530,000	443,684
Series 2022-C62, Class A4, VR, 4.00%, 04/16/55	590,000	546,648
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 144A, VR, 2.50%, 06/25/51	931,970	821,996
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	321,064	311,735

Federal agency mortgage-backed obligations—31.2%
Fannie Mae Pool,
TBA, 2.00%, 05/15/53	18,630,000	15,498,195
TBA, 2.50%, 05/15/53	8,990,000	7,783,900
TBA, 3.00%, 05/15/53	7,030,000	6,314,368
TBA, 3.50%, 05/15/53	12,820,000	11,911,583
TBA, 4.00%, 05/15/53	18,055,000	17,258,041
TBA, 4.50%, 05/15/53	8,535,000	8,343,296
TBA, 5.00%, 05/15/53	16,160,000	16,067,206
TBA, 5.50%, 05/15/53	16,065,000	16,196,783
TBA, 5.50%, 06/15/53	24,090,000	24,283,849
TBA, 6.00%, 05/15/53	14,470,000	14,741,313
Fannie Mae-Aces, 0.50%, 11/25/31	2,571,973	2,104,296
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	967,051	897,848
Series 2583, Class AB, 2.14%, 08/15/23	43,237	42,854
Total mortgage and asset-backed securities (cost $252,143,736)		248,595,404

U.S. TREASURIES—28.2%
U.S. Treasury Bonds,
1.75%, 08/15/41	2,275,000	1,654,796
2.25%, 02/15/52	8,008,000	5,975,657
3.00%, 08/15/52	26,480,000	23,261,025
U.S. Treasury Notes,
0.13%, 12/15/23	32,885,000	31,934,418
1.75%, 01/31/29	7,905,000	7,177,802
2.50%, 08/15/23	11,650,000	11,558,529
2.75%, 08/15/32	38,810,000	36,730,026
4.63%, 03/15/26	9,250,000	9,471,133
Total U.S. Treasuries (cost $127,145,892)		127,763,386

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS CORE BOND FUND (cont’d)

SHORT-TERM INVESTMENTS—10.7%	Principal Amount	Value
U.S. Treasury Bills, ZCI, 4.76%, 10/05/23	$ 49,310,000	$ 48,273,422
Total U.S. Treasury Bills (cost $48,313,221)		48,273,422

Total investment portfolio (cost $593,792,888)—127.8%		578,784,320

Liabilities in excess of other assets—(27.8)%		(125,907,919)

Total net assets—100.0%		$452,876,401

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Asset allocation

Security type	Percent of net assets
Mortgage and asset-backed securities	54.9%
Corporate bonds	34.0%
U.S. Treasuries	28.2%
Short-term investments	10.7%

CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS—29.1%	Principal Amount	Value
Aerospace & defense—0.7%
Raytheon Technologies Corp., 2.38%, 03/15/32	$4,260,000	$3,593,184
The Boeing Co.,
2.80%, 03/01/27	935,000	862,433
3.60%, 05/01/34	3,320,000	2,855,626
5.04%, 05/01/27	2,292,000	2,302,976

Agriculture—0.1%
BAT Capital Corp., 3.56%, 08/15/27	2,080,000	1,946,553

Airlines—2.1%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,717,906	1,681,412
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	8,095,771	7,878,377
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,235,890	2,077,757
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	8,781,569	7,749,453
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	4,822,944	4,104,055
Series 2020-1, Class A, 4.00%, 05/15/34	1,786,054	1,643,368
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	500,566	459,637
Series 2016-2, Class AA, 2.88%, 04/07/30	1,439,796	1,281,929
Series 2018-1, Class AA, 3.50%, 09/01/31	2,027,496	1,829,160

CORPORATE BONDS—29.1%	Principal Amount	Value
Auto manufacturers—3.0%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	$ 3,530,000	$ 3,278,168
5.58%, 03/18/24	985,000	979,390
6.95%, 03/06/26	3,270,000	3,300,009
7.35%, 11/04/27	4,585,000	4,714,765
General Motors Financial Co., Inc.,
1.25%, 01/08/26	9,130,000	8,222,492
6.00%, 01/09/28	13,055,000	13,325,213
6.05%, 10/10/25	2,555,000	2,582,523
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,760,000	3,466,876

Automobiles—0.2%
Ford Motor Co., 3.25%, 02/12/32	3,540,000	2,745,329
Banks—8.6%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	7,823,000	6,423,918
3.50%, 04/19/26	100,000	97,180
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	7,000,000	6,675,969
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	5,060,000	4,826,295
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	7,220,000	7,118,763
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	6,440,000	5,490,548
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	5,610,000	5,045,607
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	3,713,907
(Fixed until 05/24/32, then SOFR + 2.09%), 4.91%, 05/24/33	7,385,000	7,214,625
HSBC Holdings PLC, 4.95%, 03/31/30	5,315,000	5,243,791
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	6,960,000	5,951,967
(Fixed until 03/24/30, then 3 Month SOFR + 3.79%), 4.49%, 03/24/31	5,375,000	5,236,620
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	5,060,000	4,923,467
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	5,750,000	5,718,175
The PNC Financial Services Group, Inc.,
(Fixed until 12/02/27, then SOFR + 1.62%), 5.35%, 12/02/28	5,800,000	5,837,695
(Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	3,775,000	3,952,299
US Bancorp,
(Fixed until 02/01/28, then SOFR + 1.23%), 4.65%, 02/01/29	4,720,000	4,592,852
(Fixed until 02/01/33, then SOFR + 1.60%), 4.84%, 02/01/34	3,805,000	3,643,908
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	6,890,000	6,014,002
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	9,780,000	9,414,699

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

CORPORATE BONDS—29.1%	Principal Amount	Value
Banks (cont'd)
Wells Fargo & Co., (cont'd)
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	$ 5,090,000	$ 4,981,180
(Fixed until 04/24/33, then SOFR + 2.02%), 5.39%, 04/24/34	3,570,000	3,631,643

Biotechnology—0.3%
Amgen, Inc.,
5.15%, 03/02/28	2,595,000	2,656,015
5.25%, 03/02/33	1,690,000	1,738,838

Capital markets—3.5%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,910,000	5,862,570
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	5,740,000	5,250,184
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	6,110,000	6,643,136
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	7,015,000	7,069,592
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	6,745,000	5,803,850
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,805,000	4,249,038
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,020,689
(Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	10,960,000	11,201,111

Commercial services—0.5%
ERAC USA Finance LLC, 144A, 4.60%, 05/01/28	6,220,000	6,205,347
Consumer staples distribution—0.3%
Sysco Corp., 2.45%, 12/14/31	4,600,000	3,860,663

Containers & packaging—0.4%
Sonoco Products Co., 3.13%, 05/01/30	5,680,000	5,037,126

Cosmetics/personal care—0.4%
Haleon US Capital LLC, 3.63%, 03/24/32	6,015,000	5,523,300

Diversified telecommunication services—0.3%
AT&T, Inc., 2.55%, 12/01/33	4,282,000	3,447,301

Electric—4.1%
Appalachian Power Co., 2.70%, 04/01/31	6,860,000	5,849,287
DTE Electric Co., 5.20%, 04/01/33	5,660,000	5,909,298
Duke Energy Florida LLC, 5.65%, 04/01/40	5,606,000	5,901,488
Duke Energy Progress LLC,
3.70%, 09/01/28	2,315,000	2,250,650
5.25%, 03/15/33	4,940,000	5,170,709
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	3,237,871
Entergy Louisiana LLC, 2.35%, 06/15/32	5,285,000	4,375,804
Florida Power & Light Co.,
2.88%, 12/04/51	7,930,000	5,656,024
5.05%, 04/01/28	3,790,000	3,924,165
Indianapolis Power & Light Co., 144A, 5.65%, 12/01/32	5,750,000	6,092,910
Public Service Electric and Gas Co., 4.65%, 03/15/33	4,770,000	4,826,971
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	2,363,041

CORPORATE BONDS—29.1%	Principal Amount	Value
Electric utilities—1.6%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	$ 5,645,000	$ 5,223,512
Virginia Electric and Power Co., 2.30%, 11/15/31	3,500,000	2,920,692
Wisconsin Power and Light Co.,
1.95%, 09/16/31	4,760,000	3,866,471
3.95%, 09/01/32	6,150,000	5,842,544
4.95%, 04/01/33	3,230,000	3,303,647

Ground transportation—0.5%
Norfolk Southern Corp., 3.00%, 03/15/32	5,430,000	4,801,776
Union Pacific Corp., 2.80%, 02/14/32	1,460,000	1,290,398

Insurance—0.4%
Northwestern Mutual Global Funding, 144A, 4.70%, 04/06/26	6,035,000	6,062,644

Media—0.2%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,001,636
Multi-utilities—0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	2,315,000	2,111,710

Oil, gas & consumable fuels—0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,865,000	5,593,763

Specialty retail—0.6%
Lowe’s Cos, Inc.,
2.63%, 04/01/31	4,750,000	4,088,674
4.80%, 04/01/26	3,375,000	3,399,217

Tobacco—0.7%
Altria Group, Inc., 2.45%, 02/04/32	5,560,000	4,422,490
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	4,411,424
Total corporate bonds (cost $415,063,421)		390,097,371

MORTGAGE AND ASSET-BACKED SECURITIES—52.6%
Asset-backed securities—11.3%
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.29%, 08/15/25	5,885,000	5,875,463
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	12,150,000	11,589,282
Series 2023-1A, Class A, 144A, 5.25%, 04/20/29	8,405,000	8,472,689
BMW Vehicle Lease Trust,
Series 2022-1, Class A3, 1.10%, 03/25/25	5,174,542	5,062,149
Series 2023-1, Class A2, 5.27%, 02/25/25	4,660,000	4,651,373
BMW Vehicle Owner Trust, Series 2022-A, Class A2A, 2.52%, 12/26/24	3,748,205	3,717,043
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	12,370,000	12,343,243
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14%, 03/15/26	5,985,000	5,974,390
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	4,349,723	4,271,149
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	13,900,000	13,031,285
Hertz Vehicle Financing III LLC,
Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	5,785,000	5,420,691
Series 2023-1A, Class A, 144A, 5.49%, 06/25/27	10,300,000	10,409,399
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/25	10,185,000	10,167,791
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A, 5.19%, 12/15/25	10,380,000	10,358,507

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—52.6%	Principal Amount	Value
Asset-backed securities (cont'd)
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	$ 10,670,000	$ 10,658,570
Series 2023-1, Class A2, 5.09%, 01/15/26	6,515,000	6,499,478
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A, 5.34%, 02/17/26	7,475,000	7,477,845
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.49%, 02/25/36	161,808	158,081
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	5,640,000	5,635,265
Series 2023-A, Class A2, 5.05%, 01/15/26	5,755,000	5,737,155
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	4,326,935	4,215,531

Commercial mortgage-backed securities—10.7%
BANK,
Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	1,799,230
Series 2022-BNK44, Class A5, VR, 5.94%, 11/18/55	2,485,000	2,641,575
BBMCS Mortgage Trust, Series 2023-C19, Class A5, 5.45%, 04/17/56	2,550,000	2,654,427
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/17/51	2,430,000	2,417,417
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,111,561
Series 2021-B24, Class A2, 1.95%, 03/17/54	4,028,000	3,549,558
Series 2021-B27, Class A5, 2.39%, 07/17/54	2,430,000	1,978,468
Series 2021-B31, Class A5, 2.67%, 12/17/54	1,175,000	989,021
Series 2022-B32, Class A5, VR, 3.00%, 01/15/55	2,720,000	2,298,238
Series 2022-B33, Class A2, 3.32%, 03/17/55	8,420,000	7,755,887
Series 2022-B33, Class A5, 3.46%, 03/17/55	1,825,000	1,636,851
Series 2022-B34, Class A5, VR, 3.79%, 04/16/55	2,035,000	1,828,889
Series 2022-B35, Class A5, VR, 4.59%, 05/17/55	1,430,000	1,357,597
Series 2023-B38, Class A4, 5.52%, 04/17/56	2,700,000	2,829,035
BMO Mortgage Trust,
Series 2022-C2, Class A5, VR, 4.97%, 07/17/54	1,620,000	1,618,549
Series 2022-C3, Class A5, 5.31%, 09/17/54	1,320,000	1,352,376
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	5,296,655
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,261,101	3,104,662
Series 2022-GC48, Class A5, VR, 4.74%, 05/15/54	1,620,000	1,586,431
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 144A, SB, 6.05%, 04/25/68	2,515,000	2,519,205
COMM Mortgage Trust, Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	1,776,540
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	5,540,000	5,046,021
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 144A, VR, 1.19%, 08/25/66	1,574,071	1,358,506
GS Mortgage Securities Trust, Series 2022-GR1, Class A5, 144A, VR, 2.50%, 06/25/52	3,999,271	3,487,208
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A5, 2.96%, 04/15/46	317,406	314,235
Series 2014-C20, Class ASB, 3.46%, 07/17/47	655,135	643,256
JP Morgan Mortgage Trust,
Series 2017-2, Class A7, 144A, VR, 3.50%, 05/25/47	2,686,357	2,458,314
Series 2021-1, Class A3, 144A, VR, 2.50%, 06/25/51	1,778,510	1,461,297
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	3,731,608	3,069,680
Series 2021-3, Class A4, 144A, VR, 2.50%, 07/25/51	2,835,807	2,506,530
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	6,359,820	5,431,935
Series 2022-3, Class A2, 144A, VR, 3.00%, 08/25/52	1,704,603	1,455,905
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	2,140,458	1,828,169

MORTGAGE AND ASSET-BACKED SECURITIES—52.6%	Principal Amount	Value

Commercial mortgage-backed securities (cont'd)
JP Morgan Mortgage Trust, (cont'd)
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	$ 1,783,715	$ 1,523,475
Series 2022-6, Class A3, 144A, VR, 3.00%, 05/25/52	1,095,559	935,719
Series 2023-1, Class A3A, 144A, VR, 5.00%, 06/25/53	3,879,857	3,799,229
Series 2023-3, Class A3A, 144A, VR, 5.00%, 10/25/53	3,145,000	3,042,665
Mello Mortgage Capital Acceptance Trust,
Series 2021-MTG1, Class A1, 144A, VR,2.50%, 04/25/51	3,068,103	2,520,879
Series 2021-MTG2, Class A1, 144A, VR, 2.50%, 06/25/51	5,029,083	4,132,101
Series 2021-MTG3, Class A3, 144A, VR, 2.50%, 07/01/51	3,976,652	3,267,380
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	5,635,000	5,059,159
OBX Trust,
Series 2021-INV2, Class A5, 144A, VR, 3.00%, 10/25/51	3,130,351	2,673,639
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	2,991,279	2,810,118
Rate Mortgage Trust, Series 2021-J4, Class A1, 144A, VR, 2.50%, 11/25/51	3,231,146	2,654,842
RCKT Mortgage Trust, Series 2022-2, Class A2, 144A, VR, 2.50%, 02/25/52	2,036,477	1,673,253
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3, 3.23%, 08/17/50	2,612,020	2,453,586
Verus Securitization Trust,
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	3,803,762	3,828,043
Series 2023-3, Class A1, 144A, SB, 5.93%, 03/25/68	2,195,000	2,193,076
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	6,712,655	6,201,187
Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	4,642,606
Series 2021-C59, Class A5, 2.63%, 04/17/54	1,645,000	1,377,094
Series 2022-C62, Class A4, VR, 4.00%, 04/16/55	1,785,000	1,653,841
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 144A, VR, 2.50%, 06/25/51	3,272,250	2,886,121

Federal agency mortgage-backed obligations—30.6%
Fannie Mae Pool,
TBA, 2.00%, 05/15/53	54,795,000	45,583,661
TBA, 2.50%, 05/15/53	28,730,000	24,875,578
TBA, 3.00%, 05/15/53	16,910,000	15,188,615
TBA, 3.50%, 05/15/53	35,855,000	33,314,337
TBA, 4.00%, 05/15/53	52,090,000	49,790,715
TBA, 4.50%, 05/15/53	25,640,000	25,064,101
TBA, 5.00%, 05/15/53	47,710,000	47,436,040
TBA, 5.50%, 05/15/53	47,050,000	47,435,957
TBA, 5.50%, 06/15/53	70,730,000	71,299,156
TBA, 6.00%, 05/15/53	42,510,000	43,307,063
Fannie Mae-Aces, Series 2016-M7, Class AV2, 2.16%, 10/25/23	1,005,177	994,504
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	5,314,649	4,934,328
Series 2583, Class AB, 2.14%, 08/15/23	111,928	110,936
Total mortgage and asset-backed securities (cost $712,721,694)		704,552,611

U.S. TREASURIES—32.5%
U.S. Treasury Bonds,
1.75%, 08/15/41	6,080,000	4,422,487
2.25%, 02/15/52	39,240,000	29,281,317

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

U.S. TREASURIES—32.5%	Principal Amount	Value
U.S. Treasury Bonds, (cont'd)
2.38%, 02/15/42	$ 21,840,000	$ 17,626,416
3.00%, 08/15/52	53,625,000	47,106,211
U.S. Treasury Notes,
0.13%, 12/15/23	46,830,000	45,476,321
1.75%, 01/31/29	21,950,000	19,930,772
2.50%, 08/15/23	91,890,000	91,168,520
2.75%, 08/15/32	150,115,000	142,069,774
4.63%, 03/15/26	37,245,000	38,135,388
Total U.S. Treasuries (cost $433,734,496)		435,217,206

FOREIGN GOVERNMENT BONDS—1.8%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/29 (Principal amount is denominated in Brazilian Real)	38,460,000	7,328,158
Mexico Government International Bond, 3.50%, 02/12/34	8,580,000	7,368,765
Petroleos Mexicanos, 7.69%, 01/23/50	2,980,000	1,986,207
Secretaria Tesouro Nacional, 10.00%, 01/01/31 (Principal amount is denominated in Brazilian Real)	37,560,000	6,990,313
Total foreign government bonds (cost $23,985,488)		23,673,443

MEDIUM-TERM NOTES—0.0%
BNP Paribas S.A.,
144A, 05/03/23+	123,000	28,365
144A, 05/03/23+	123,000	28,365
144A, 05/03/23+	123,000	28,365
Total medium-term notes (cost $369,000)		85,095

SHORT-TERM INVESTMENTS—9.9%
U.S. Treasury Bills, ZCI, 4.71%, 10/05/23	134,900,000	132,064,179
Total short-term investments (cost $132,196,698)		132,064,179

Total investment portfolio (cost $1,718,070,797)—125.9%		1,685,689,905

Liabilities in excess of other assets—(25.9)%		(346,846,388)

Total net assets—100.0%		$1,338,843,517

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

+ This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500 Index (“SPX”) from its initial underlying value to its final underlying value.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Asset allocation

Security type	Percent of net assets
Mortgage and asset-backed securities	52.6%
U.S. Treasuries	32.5%
Corporate bonds	29.1%
U.S. Treasury Bills	9.9%
Foreign government bonds	1.8%
Medium-term notes	0.0%

FUTURES CONTRACTS—LONG
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2023	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	06/30/23	1,079	$115,751,190	$118,411,821	$2,660,631

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Long Bond U.S. Treasury Note	06/21/23	(313)	$(39,344,095)	$(41,208,406)	$(1,864,311)
Total futures contracts					$ 796,320

There is $104,635 of variation margin due from the Fund to the broker as of the date of this report.

18	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 40	B2/B	Sell	Receive	5%/Quarterly	06/20/28	$168,325,000	$3,104,682	$(691,604)	$3,796,286
Total swap contracts							$168,325,000	$3,104,682	$(691,604)	$3,796,286

There is $436,169 of variation margin due from the broker to the Fund as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Euro	15,442,000	U.S. Dollar	16,549,438	06/09/23	Goldman Sachs	$509,078
Indian Rupee	506,916,278	U.S. Dollar	6,141,834	07/17/23	J.P. Morgan	27,188
Japanese Yen	1,654,625,000	U.S. Dollar	12,490,470	07/24/23	Goldman Sachs	(180,847)
U.S. Dollar	4,173,750	Euro	3,867,000	06/09/23	Goldman Sachs	(98,060)
U.S. Dollar	6,330,331	Brazilian Real	33,144,980	07/05/23	Goldman Sachs	(228,486)
U.S. Dollar	6,336,503	Brazilian Real	33,144,980	07/05/23	J.P. Morgan	(222,313)
Total forward contracts						$(193,440)

The accompanying notes are an integral part of the financial statements.	19

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS UNCONSTRAINED BOND FUND

CORPORATE BONDS—34.1%	Principal Amount	Value
Aerospace & defense—1.1%
Raytheon Technologies Corp., 4.13%, 11/16/28	$8,435,000	$8,321,034
The Boeing Co.,
2.80%, 03/01/27	725,000	668,732
3.60%, 05/01/34	6,415,000	5,517,722
5.04%, 05/01/27	550,000	552,634

Agriculture—0.6%
BAT Capital Corp., 3.56%, 08/15/27	7,975,000	7,463,346

Airlines—2.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,457,305	1,426,348
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,441,793	2,269,097
Series 2021-1, Class A, 144A, 2.90%, 09/15/36	4,895,823	4,178,056
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	12,706,696	11,213,252
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,459,627	2,263,130
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	2,154,539	2,045,312
Series 2015-1, Class AA, 3.45%, 06/01/29	493,709	453,340
Series 2016-2, Class AA, 2.88%, 04/07/30	2,354,741	2,096,554
Series 2018-1, Class AA, 3.50%, 09/01/31	576,483	520,090
Series 2019-1, Class AA, 4.15%, 02/25/33	3,034,085	2,797,085

Auto manufacturers—4.4%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	2,570,000	2,386,655
4.27%, 01/09/27	2,570,000	2,379,241
5.58%, 03/18/24	5,055,000	5,026,212
6.95%, 03/06/26	6,950,000	7,013,780
7.35%, 11/04/27	8,320,000	8,555,472
General Motors Financial Co., Inc.,
2.90%, 02/26/25	365,000	349,345
4.30%, 07/13/25	2,675,000	2,608,686
4.35%, 01/17/27	4,125,000	3,991,807
5.25%, 03/01/26	2,800,000	2,798,066
6.00%, 01/09/28	14,625,000	14,927,709
6.05%, 10/10/25	7,355,000	7,434,230

Banks—10.5%
Bank of America Corp.,
(Fixed until 02/04/32, then SOFR + 1.33%), 2.97%, 02/04/33	13,530,000	11,421,843
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	5,835,000	5,564,897
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	8,665,000	8,543,501
Citigroup, Inc.
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	11,745,000	10,563,397
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	5,770,000	5,508,802
(Fixed until 11/17/32, then SOFR + 2.34%), 6.27%, 11/17/33	6,560,000	7,091,672
JPMorgan Chase & Co.,
(Fixed until 04/22/26, then SOFR + 0.89%), 1.58%, 04/22/27	5,970,000	5,409,096
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	12,030,000	10,287,668

CORPORATE BONDS—34.1%	Principal Amount	Value

Banks (cont'd)
JPMorgan Chase & Co., (cont'd)
(Fixed until 04/26/25, then SOFR + 1.32%), 4.08%, 04/26/26	$ 5,705,000	$ 5,606,091
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	8,155,000	8,109,864
KeyBank N.A., 5.85%, 11/15/27	5,290,000	5,282,831
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,470,000	4,866,711
The PNC Financial Services Group, Inc.,
(Fixed until 12/02/27, then SOFR + 1.62%), 5.35%, 12/02/28	5,915,000	5,953,443
(Fixed until 10/28/32 SOFR Index + 2.14%), 6.04%, 10/28/33	7,180,000	7,517,220
US Bancorp,
(Fixed until 02/01/28, then SOFR + 1.23%), 4.65%, 02/01/29	4,860,000	4,729,081
(Fixed until 02/01/33, then SOFR + 1.60%), 4.84%, 02/01/34	3,465,000	3,318,303
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	13,530,000	11,809,788
(Fixed until 04/25/25, then SOFR + 1.32%), 3.91%, 04/25/26	5,045,000	4,919,470
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	5,390,000	5,188,674
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	6,885,000	6,737,804

Biotechnology—0.4%
Amgen, Inc.,
5.15%, 03/02/28	3,500,000	3,582,293
5.25%, 03/02/33	2,190,000	2,253,287

Capital markets—5.3%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,015,000	5,103,236
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	2,652,532
(Fixed until 07/20/32, then SOFR + 2.08%), 4.89%, 07/20/33	10,085,000	9,946,720
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	8,960,000	9,741,816
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	7,060,000	7,114,942
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	18,305,000	15,750,850
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	5,095,000	4,505,484
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,325,000	2,019,556
(Fixed until 01/12/33, then1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	13,055,000	13,342,199

Commercial services—0.5%
ERAC USA Finance LLC, 144A, 4.60%, 05/01/28	6,075,000	6,060,688

Consumer finance—0.8%
Ally Financial, Inc.,
4.63%, 03/30/25	2,000,000	1,943,755
5.80%, 05/01/25	8,370,000	8,297,432

20	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

CORPORATE BONDS—34.1%	Principal Amount	Value
Diversified telecommunication services—0.1%
Verizon Communications, Inc., 2.55%, 03/21/31	$ 2,100,000	$ 1,787,918

Electric—1.4%
Appalachian Power Co., 2.70%, 04/01/31	6,235,000	5,316,371
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	473,511
Constellation Energy Generation LLC, 3.25%, 06/01/25	3,285,000	3,158,703
Entergy Louisiana LLC, 2.35%, 06/15/32	3,940,000	3,262,189
Public Service Electric and Gas Co., 4.65%, 03/15/33	4,515,000	4,568,926
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,555,000	1,563,399

Electric utilities—1.8%
Duke Energy Corp.,
0.90%, 09/15/25	2,065,000	1,895,763
5.00%, 12/08/27	3,705,000	3,778,935
Edison International, 4.95%, 04/15/25	750,000	747,732
Pacific Gas and Electric Co., 1.70%, 11/15/23	9,665,000	9,438,904
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,436,414
3.70%, 08/01/25	3,995,000	3,910,443

Entertainment—0.8%
Warnermedia Holdings, Inc., 144A, 3.43%, 03/15/24	10,665,000	10,431,756

Health care equipment & supplies—0.5%
GE HealthCare Technologies, Inc., 144A, 5.86%, 03/15/30	6,775,000	7,129,502

Healthcare services—0.3%
HCA, Inc., 5.00%, 03/15/24	4,025,000	4,006,081

Insurance—0.9%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,100,000	2,898,580
Metropolitan Life Global Funding I, 144A, 4.30%, 08/25/29	2,720,000	2,649,467
Northwestern Mutual Global Funding, 144A, 4.70%, 04/06/26	5,820,000	5,846,659

Media—0.3%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,575,000	4,532,174

Multi-utilities—0.6%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,190,000	2,109,275
Dominion Energy, Inc., 3.38%, 04/01/30	6,140,000	5,600,821

Oil, gas & consumable fuels—0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,926,000	4,698,189

Specialty retail—0.2%
Lowe’s Cos, Inc., 4.80%, 04/01/26	3,265,000	3,288,427

Tobacco—1.0%
Altria Group, Inc., 4.80%, 02/14/29	7,575,000	7,521,804
Reynolds American, Inc., 4.45%, 06/12/25	5,101,000	5,017,319

Total corporate bonds (cost $465,920,484)		450,071,143

MORTGAGE AND ASSET-BACKED SECURITIES—34.1%
Asset-backed securities—9.0%
Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.07%, 04/15/27	12,220,000	12,251,624
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	21,585,000	19,873,314
Series 2022-5A, Class A, 144A, 6.12%, 04/20/27	23,355,000	23,957,075
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,760,000	5,596,761

MORTGAGE AND ASSET-BACKED SECURITIES—34.1%	Principal Amount	Value
Asset-backed securities (cont'd)
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	$ 19,475,000	$ 18,257,861
Hertz Vehicle Financing III LLC,
Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	7,590,000	7,112,022
Series 2023-1A, Class A, 144A, 5.49%, 06/25/27	9,620,000	9,722,177
Honda Auto Receivables Owner Trust, Series 2022-2, Class A3, 3.73%, 07/20/26	4,520,000	4,440,096
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2, 5.26%, 10/15/25	11,975,000	11,962,173
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A2A, 5.27%, 01/15/26	5,915,000	5,910,034

Commercial mortgage-backed securities—6.5%
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/17/64	6,280,000	5,671,846
BBCMS Mortgage Trust 2022-C18, Class A2, VR, 5.50%, 12/17/55	7,380,000	7,508,052
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/17/54	4,640,000	4,166,126
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3, 2.94%, 04/10/48	962,184	916,027
Series 2019-GC43, Class A2, 2.98%, 11/13/52	4,385,000	4,201,494
Citigroup Mortgage Loan Trust, Series 2021-J2, Class A7A, 144A, VR, 2.50%, 07/25/51	2,052,418	1,791,357
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	3,875,600
Deephaven Residential Mortgage Trust 2021-3, Class A1, 144A, VR, 1.19%, 08/25/66	1,587,383	1,369,995
EFMT, Series 2023-1, Class A1, 144A, SB, 5.73%, 02/25/68	4,947,959	4,947,077
GCAT Trust, Series 2023-NQM2, Class A1, 144A, SB, 5.84%, 11/25/67	5,948,689	5,955,389
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class A5, 144A, VR, 2.50%, 06/25/52	4,003,795	3,491,153
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 144A, SB, 5.94%, 02/25/68	6,258,249	6,253,919
J.P. Morgan Mortgage Trust, Series 2023-3, Class A3A, 144A, VR, 5.00%, 10/25/53	3,175,000	3,071,688
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	799,018
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	5,645,000	5,068,137
Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 144A, VR, 6.47%, 01/25/53	4,696,720	4,719,248
Verus Securitization Trust,
Series 2023-1, Class A1, 144A, SB, 5.85%, 12/25/67	5,228,810	5,230,733
Series 2023-2, Class A1, 144A, SB, 6.19%, 03/25/68	3,598,681	3,621,653
Series 2023-INV1, Class A1, 144A, SB, 6.00%, 02/25/68	4,663,498	4,679,125
Series 2023-3, Class A1, 144A, SB, 5.93%, 03/25/68	2,190,000	2,188,081
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 144A, VR, 2.50%, 12/25/50	6,823,374	5,597,835
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class ASB, 3.72%, 08/17/46	16	16

Federal agency mortgage-backed obligations—18.6%
Fannie Mae Pool,
Series 4899, Class MA, 5.00%, 01/01/38	1,076,849	1,080,893
Series 4992, Class MA, 5.00%, 04/01/38	8,232,788	8,264,065
Series 5014, Class MA, 5.00%, 05/01/38	12,933,843	12,983,345
TBA, 5.00%, 05/15/53	43,675,000	43,424,210

The accompanying notes are an integral part of the financial statements.	21

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—34.1%	Principal Amount	Value

Federal agency mortgage-backed obligations (cont'd)
Fannie Mae Pool, (cont'd)
TBA, 5.00%, 06/15/53	$ 810,000	$ 805,476
TBA, 5.50%, 05/15/53	43,675,000	44,033,272
TBA, 5.50%, 05/15/53	71,650,000	72,226,559
TBA, 6.00%, 05/15/53	36,520,000	37,204,750
TBA, 6.00%, 06/15/53	650,000	661,857
Freddie Mac Pool,
Series 8213, Class SB, 5.00%, 02/01/38	8,850,491	8,883,759
Series 8223, Class SB, 5.00%, 04/01/38	6,631,940	6,657,134
Series 8230, Class SB, 5.00%, 05/01/38	9,346,074	9,381,844
Total mortgage and asset-backed securities (cost $454,204,852)		449,813,870

U.S. TREASURIES—15.9%
U.S. Treasury Notes,
0.50%, 02/28/26	22,450,000	20,494,394
1.13%, 02/28/25	82,510,000	78,152,441
1.50%, 02/15/25	67,270,000	64,161,390
4.00%, 02/15/26	46,330,000	46,594,226
Total U.S. Treasuries (cost $209,218,418)		209,402,451

FOREIGN GOVERNMENT BONDS—4.1%
Nota Do Tesouro Nacional, 10.00%, 01/01/29 (Principal Amount is listed in Brazillian Real)	72,450,000	13,804,603
Petroleos Mexicanos, 7.69%, 01/23/50	2,625,000	1,749,595
Secretaria Tesouro Nacional, 10.00%, 01/01/31 (Principal Amount is listed in Brazillian Real)	210,260,000	39,131,607
Total foreign government bonds (cost $49,828,528)		54,685,805

MEDIUM-TERM NOTES—0.1%
BNP Paribas S.A.,
144A, 05/03/23+	253,000	58,345
144A, 05/03/23+	253,000	58,344
144A, 05/03/23+	253,000	58,344
Citigroup Global Markets Holdings, Inc., 144A, 12/22/23+	691,000	377,997
Total medium-term notes (cost $1,450,000)		553,030

SHORT-TERM INVESTMENTS—21.2%	Principal Amount	Value
U.S. Treasury Bills,
ZCI, 4.62%, 09/14/23	$ 87,770,000	$ 86,175,453
ZCI, 4.65%, 07/25/23	195,675,000	193,414,999
Total short-term investments (cost $279,837,143)		279,590,452

Total investment portfolio (cost $1,460,459,425)—109.5%		1,444,116,751

Liabilities in excess of other assets—(9.5)%		(125,485,272)

Total net assets—100.0%		$1,318,631,479

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

+ This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500 Index (“SPX”) from its initial underlying value to its final underlying value.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

ZCI—Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Asset allocation

Security type	Percent of net assets
Corporate bonds	34.1%
Mortgage and asset-backed securities	34.1%
U.S. Treasury Bills	21.2%
U.S. Treasuries	15.9%
Foreign government bonds	4.1%
Medium-term notes	0.1%

FUTURES CONTRACTS—LONG
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2023	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	06/30/23	328	$ 34,956,249	$ 35,995,438	$ 1,039,189
Euro BUND^	06/08/23	978	142,072,616	146,087,888	4,015,272

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Euro BOBL^	06/08/23	(1,008)	$(127,973,209)	$(131,031,559)	$(3,058,350)
U.S. Treasury Long Bond	06/21/23	(433)	(57,076,259)	(57,007,156)	69,103
Ultra 10-Year U.S. Treasury Note	06/21/23	(1,197)	(140,267,356)	(145,379,391)	(5,112,035)
Total futures contracts					$(3,046,821)

There is $661,651 of variation margin due from the Fund to the broker as of the date of this report.

^ These futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at April 30, 2023 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of April 30, 2023.

22	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2023

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 40	B2/B	Sell	Receive	5%/Quarterly	06/20/28	$326,490,000	5,993,535	$ 988,772	$5,004,763
Intercontinental Exchange	CDX North American Investment Grade Index Series 40	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/28	97,210,000	1,139,346	1,022,225	117,121
Intercontinental Exchange	iTraxx Australia Series 39 Version 1 Index	Baa2/BBB	Buy	Pay	1%/Quarterly	06/20/28	97,210,000	(591,179)	(596,685)	5,506
Total credit default swap contracts							$520,910,000	$6,541,702	$1,414,312	$5,127,390

There is $795,547 of variation margin related to swap contracts held due from the broker to the Fund as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	23,491,000	U.S. Dollar	15,684,401	06/09/23	Goldman Sachs	$ (111,596)
U.S. Dollar	3,901,873	Australian Dollar	5,830,000	06/09/23	Goldman Sachs	37,012
U.S. Dollar	23,693,125	Brazilian Real	124,054,833	07/05/23	Goldman Sachs	(855,175)
U.S. Dollar	25,951,226	Brazilian Real	135,699,183	07/05/23	J.P. Morgan	(901,289)
Canadian Dollar	21,163,334	U.S. Dollar	15,440,000	06/08/23	J.P. Morgan	193,613
U.S. Dollar	15,762,868	Canadian Dollar	21,163,334	06/08/23	J.P. Morgan	129,255
Euro	46,531,975	U.S. Dollar	49,739,690	06/09/23	Goldman Sachs	1,663,396
U.S. Dollar	13,148,741	Euro	12,185,000	06/09/23	Goldman Sachs	(311,822)
Indian Rupee	967,038,354	U.S. Dollar	11,716,706	07/17/23	J.P. Morgan	51,867
Japanese Yen	4,971,609,625	U.S. Dollar	37,309,694	07/24/23	Goldman Sachs	(323,284)
New Zealand Dollar	18,769,000	U.S. Dollar	11,720,415	06/23/23	Goldman Sachs	(116,574)
U.S. Dollar	11,722,404	New Zealand Dollar	18,769,000	06/23/23	Goldman Sachs	118,563
Norwegian Krone	120,776,656	U.S. Dollar	11,440,000	06/09/23	Goldman Sachs	(82,294)
U.S. Dollar	3,806,000	Norwegian Krone	39,993,448	06/09/23	Goldman Sachs	45,059
Total forward contracts						$ (463,269)

The accompanying notes are an integral part of the financial statements.	23

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2023

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Assets
Investments, at value (a) (b)	$347,990,105	$371,892,425	$750,324,802	$6,007,562,633
Receivable for investments sold	1,013,733	—	10,019,298	30,395,456
Cash	1,630,875	3,263,661	13,140,948	118,157,463
Receivable for fund shares sold	92,579	24,453	265,834	5,023,984
Receivable for dividends and interest, net	209,940	1,822,401	793,786	616,255
Receivable for foreign tax reclaims	3,304	3,603,907	11,427	16,885
Prepaid expenses	12,578	19,489	1,110	7,285
Total assets	350,953,114	380,626,336	774,557,205	6,161,779,961

Liabilities
Payable for securities lending collateral received	—	2,148,497	—	46,545,087
Payable for investments purchased	—	—	—	9,083,466
Payable for fund shares redeemed	507,830	680,663	1,722,195	4,507,109
Accrued custody fees	2,746	14,614	3,370	28,417
Accrued investment advisory fees, net	118,540	196,307	288,169	2,583,840
Accrued administrative fees	28,795	30,758	63,823	504,439
Accrued distribution fees	37,708	7,475	83,414	200,270
Accrued shareholder servicing fees	27,739	36,124	62,989	309,085
Accrued professional fees	35,973	41,617	36,782	37,089
Accrued trustees compensation	12,725	12,725	12,725	12,725
Accrued compliance fees	47	47	47	47
Other accrued expenses	15,837	35,033	44,622	196,702
IRS and compliance fee and related expenses for withholding tax claims	—	3,264,038	—	—
Total liabilities	787,940	6,467,898	2,318,136	64,008,276
Net assets	350,165,174	374,158,438	772,239,069	6,097,771,685

Net assets consists of
Paid-in capital	151,183,005	353,398,881	517,817,260	4,154,402,347
Total distributable earnings (loss)	198,982,169	20,759,557	254,421,809	1,943,369,338
Net assets	350,165,174	374,158,438	772,239,069	6,097,771,685

Net assets, at market value
Class A	153,107,394	4,472,945	211,369,613	583,736,901
Class C	7,395,364	1,037,554	47,509,390	78,223,404
Class I	188,393,987	353,917,577	500,166,097	1,282,686,742
Class R-3	253,880	13,955,648	1,465,084	34,312,778
Class R-5	952,051	34,834	2,766,619	811,962,117
Class R-6	39,918	708,899	8,833,161	3,304,171,466
Class Y	22,580	30,981	129,105	2,678,277

NAV, offering and redemption price per share (c)
Class A	$41.05	$19.99	$21.58	$69.00
Class A maximum offering price (d)	43.10	20.99	22.66	72.44
Class C	21.16	19.57	20.30	49.91
Class I	44.71	20.13	21.50	74.94
Class R-3	38.01	19.96	21.46	65.50
Class R-5	44.59	20.07	21.53	74.65
Class R-6	43.68	19.93	21.45	75.86
Class Y	44.31	19.95	21.44	73.45

Shares of beneficial interest outstanding
Class A	3,729,669	223,791	9,795,877	8,459,756
Class C	349,554	53,027	2,340,756	1,567,358
Class I	4,214,130	17,582,939	23,267,183	17,116,313
Class R-3	6,680	699,272	68,264	523,891
Class R-5	21,354	1,736	128,496	10,876,801
Class R-6	914	35,564	411,748	43,555,926
Class Y	510	1,553	6,022	36,462

(a) Identified cost	$177,834,196	$337,590,973	$488,230,686	$4,407,926,444

(b) Includes securities on loan, at value	$ —	$ 1,928,913	$ —	$ 46,099,443

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price is computed as 100/95.25 of NAV.

24	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2023

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund

Assets
Investments, at value (a)(b)	$652,376,596	$3,559,765,745	$251,735,790
Receivable for investments sold	—	22,702,475	—
Cash	6,675,274	20,432,721	1,034,844
Receivable for fund shares sold	614,707	2,701,675	98,108
Receivable for dividends and interest, net	64,059	1,009,511	33,866
Receivable for securities litigation proceeds	—	—	147,684
Prepaid expenses	30,815	4,409	539
Total assets	659,761,451	3,606,616,536	253,050,831

Liabilities
Payable for securities lending collateral received	2,549,520	—	—
Payable for fund shares redeemed	1,117,689	5,065,641	65,003
Accrued custody fees	4,389	17,753	894
Accrued investment advisory fees, net	322,776	2,162,235	126,524
Accrued administrative fees	55,031	297,150	21,189
Accrued distribution fees	51,568	25,010	3,791
Accrued shareholder servicing fees	37,796	203,918	16,855
Accrued professional fees	36,773	36,798	37,077
Accrued trustees compensation	12,725	12,725	12,725
Accrued compliance fees	47	47	47
Other accrued expenses	70,912	183,324	17,038
Total liabilities	4,259,226	8,004,601	301,143
Net assets	655,502,225	3,598,611,935	252,749,688

Net assets consists of
Paid-in capital	521,476,164	3,381,365,740	189,370,047
Total distributable earnings (loss)	134,026,061	217,246,195	63,379,641
Net assets	655,502,225	3,598,611,935	252,749,688

Net assets, at market value
Class A	157,048,536	26,042,598	12,510,348
Class C	12,937,269	21,319,354	1,372,195
Class I	246,299,613	3,200,553,692	230,835,305
Class R-3	18,528,458	3,416,550	26,445
Class R-5	23,401,547	4,550,644	19,372
Class R-6	197,269,673	339,834,490	7,899,136
Class Y	17,129	2,894,607	86,887

NAV, offering and redemption price per share (c)
Class A	$21.66	$19.60	$23.98
Class A maximum offering price (d)	22.74	20.58	25.18
Class C	2.81	19.06	22.75
Class I	25.96	19.75	24.36
Class R-3	18.85	19.39	23.44
Class R-5	26.28	19.62	24.27
Class R-6	27.18	19.74	24.52
Class Y	24.83	19.56	23.93

Shares of beneficial interest outstanding
Class A	7,249,691	1,328,495	521,731
Class C	4,605,616	1,118,448	60,321
Class I	9,488,522	162,052,688	9,474,527
Class R-3	982,820	176,195	1,128
Class R-5	890,639	231,981	798
Class R-6	7,258,638	17,216,898	322,101
Class Y	690	147,961	3,631

(a) Identified cost	$537,424,491	$3,151,520,123	$180,160,728

(b) Includes securities on loan, at value	$ 2,524,025	$ —	$ —

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.	25

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2023

	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Assets
Investments, at value (a)	$578,784,320	$1,685,689,905	$1,444,116,751
Unrealized appreciation—open forward contracts	—	536,266	2,238,765
Cash	10,710,802	50,918,017	36,830,112
Deposit at broker—open swap contracts	—	16,709,181	34,665,842
Deposit at broker—open futures contracts	—	1,077,786	7,509,791
Segregated cash—open forward contracts and/or TBA transactions	7,604,000	6,117,681	1,895,000
Variation margin receivable—open swap contracts	—	436,169	795,547
Receivable for investments sold	33,445,605	101,317,733	—
Receivable for fund shares sold	2,039,647	4,725,901	7,091,420
Receivable for dividends and interest, net	2,128,096	6,837,692	6,144,113
Prepaid expenses	20,746	38,314	2,203
Total assets	634,733,216	1,874,404,645	1,541,289,544

Liabilities
Unrealized depreciation—open forward contracts	—	729,706	2,702,034
Variation margin payable—open futures contracts	—	104,635	661,651
Payable for investments purchased	181,350,261	532,380,612	215,815,953
Payable for fund shares redeemed	300,641	1,824,478	2,878,657
Accrued custody fees	4,026	12,876	13,860
Accrued investment advisory fees, net	38,791	176,052	263,560
Accrued administrative fees	36,491	107,638	106,431
Accrued distribution fees	18,601	11,094	22,382
Accrued shareholder servicing fees	40,497	121,754	110,182
Accrued professional fees	39,659	39,759	39,758
Accrued trustees compensation	12,725	12,725	12,725
Accrued compliance fees	77	38	38
Other accrued expenses	15,046	39,761	30,834
Total liabilities	181,856,815	535,561,128	222,658,065
Net assets	452,876,401	1,338,843,517	1,318,631,479

Net assets consists of
Paid-in capital	515,151,622	1,474,154,719	1,348,445,139
Total distributable earnings (loss)	(62,275,221)	(135,311,202)	(29,813,660)
Net assets	452,876,401	1,338,843,517	1,318,631,479

Net assets, at market value
Class A	3,912,702	3,381,709	5,281,543
Class C	4,383,821	4,720,365	1,173,759
Class I	363,385,287	1,292,198,843	1,107,973,978
Class R-3	338,114	176,158	11,528
Class R-5	11,138	48,610	762,141
Class R-6	11,936,598	5,402,591	95,486,574
Class Y	68,908,741	32,915,241	107,941,956

NAV, offering and redemption price per share (b)
Class A	$11.07	$30.52	$12.24
Class A maximum offering price (c)	11.50	31.71	12.72
Class C	11.02	30.29	12.13
Class I	11.08	30.64	12.27
Class R-3	11.08	30.50	12.22
Class R-5	11.09	30.64	12.26
Class R-6	11.10	30.65	12.27
Class Y	11.08	30.56	12.31

Shares of beneficial interest outstanding
Class A	353,508	110,786	431,557
Class C	397,878	155,848	96,757
Class I	32,785,771	42,173,701	90,334,693
Class R-3	30,529	5,776	944
Class R-5	1,004	1,586	62,140
Class R-6	1,075,135	176,286	7,784,937
Class Y	6,221,212	1,077,082	8,765,716

(a) Identified cost	$593,792,888	$1,718,070,797	$1,460,459,425

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) The maximum offering price is computed as 100/96.25 of NAV.

26	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)    |    11.01.2022 to 04.30.2023

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Investment income
Dividends	$1,731,389	$6,225,550	$11,030,010	$17,639,642
Less: foreign taxes withheld	—	(567,533)	(5,565)	(581,798)
Interest	18,212	62,921	256,300	2,225,092
Securities lending, net (Note 7)	856	4,863	—	108,101
IRS compliance fee and related expenses for withholding tax claims	—	(74,469)	—	—
Total investment income	1,750,457	5,651,332	11,280,745	19,391,037

Expenses
Investment advisory fees	1,036,828	1,258,035	1,804,290	15,657,811
Administrative fees:
Class A	74,546	2,057	105,368	295,436
Class C	3,879	528	25,379	40,696
Class I	93,776	170,298	263,514	660,156
Class R-3	130	5,947	753	17,214
Class R-5	448	16	1,974	391,271
Class R-6	16	859	4,430	1,651,038
Class Y	11	14	65	1,368
Distribution and service fees:
Class A	186,365	5,142	263,419	738,591
Class C	38,786	5,279	253,787	406,958
Class R-3	649	29,736	3,765	86,069
Class Y	27	36	163	3,419
Shareholder servicing fees:
Class A	59,531	1,616	102,569	473,154
Class C	2,540	252	19,373	35,535
Class I	91,004	152,778	240,514	576,731
Class R-3	195	5,256	1,130	28,821
Class R-5	448	10	1,974	431,271
Class Y	—	—	96	2,051
Custodian fees	8,143	25,578	10,950	80,852
Professional fees	58,096	60,866	58,521	58,693
State registration fees	53,415	58,624	53,120	86,548
Trustees compensation	26,606	26,606	26,606	26,606
Compliance fees	1,879	1,879	1,879	1,879
Interest expense on line of credit	13,521	—	—	—
Other expenses	74,185	99,479	126,888	646,526
Total expenses before adjustments	1,825,024	1,910,891	3,370,527	22,398,694

Fees and expenses waived	(350,298)	(159,957)	—	—

Recovered fees previously waived by Manager	—	7	—	—
Total expenses after adjustments	1,474,726	1,750,941	3,370,527	22,398,694

Net investment income (loss)	275,731	3,900,391	7,910,218	(3,007,657)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	31,763,293	(4,863,584)	(7,520,721)	366,591,869
Foreign currency transactions	—	55,904	—	—
Net realized gain (loss)	31,763,293	(4,807,680)	(7,520,721)	366,591,869
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	(6,910,027)	71,744,780	39,156,896	(206,705,902)
Net gain (loss) on investments	24,853,266	66,937,100	31,636,175	159,885,967

Net increase (decrease) in assets resulting from operations	25,128,997	70,837,491	39,546,393	156,878,310

The accompanying notes are an integral part of the financial statements.	27

Statements of Operations

(UNAUDITED)    |    11.01.2022 to 04.30.2023

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund

Investment income
Dividends	$ 2,437,652	$ 24,893,967	$ 981,642
Less: foreign taxes withheld	(85,284)	(34,388)	(414)
Interest	108,693	252,558	18,803
Securities lending, net (Note 7)	55,609	6,181	1,433
Total investment income	2,516,670	25,118,318	1,001,464

Expenses
Investment advisory fees	2,295,494	13,499,728	801,138
Administrative fees:
Class A	86,992	12,918	6,684
Class C	7,191	11,355	787
Class I	145,708	1,662,088	121,922
Class R-3	12,729	1,726	34
Class R-5	12,660	2,215	10
Class R-6	129,525	165,965	4,038
Class Y	17	1,424	47
Distribution and service fees:
Class A	217,481	32,296	16,710
Class C	71,905	113,549	7,867
Class R-3	63,646	8,629	171
Class Y	42	3,561	118
Shareholder servicing fees:
Class A	130,488	17,421	5,930
Class C	7,177	12,492	664
Class I	145,708	1,962,088	121,922
Class R-3	24,094	2,589	43
Class R-5	18,360	2,215	—
Class Y	5	2,132	17
Custodian fees	18,826	54,135	6,413
Professional fees	58,507	58,572	58,670
State registration fees	55,134	75,866	44,489
Trustees compensation	26,606	26,606	26,606
Compliance fees	1,879	1,879	1,879
Interest expense on line of credit	68,401	27,680	100
Other expenses	172,523	454,099	63,191
Total expenses before adjustments	3,771,098	18,213,228	1,289,450

Fees and expenses waived	—	—	(1,002)
Total expenses after adjustments	3,771,098	18,213,228	1,288,448

Net investment income (loss)	(1,254,428)	6,905,090	(286,984)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	25,699,992	(88,549,761)	(2,626,042)
Net realized gain (loss)	25,699,992	(88,549,761)	(2,626,042)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	(45,554,213)	142,064,193	(6,666,849)

Net gain (loss) on investments	(19,854,221)	53,514,432	(9,292,891)

Net increase (decrease) in assets resulting from operations	(21,108,649)	60,419,522	(9,579,875)

28	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)    |    11.01.2022 to 04.30.2023

	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Investment income
Interest	$7,267,291	$22,476,483	$22,303,745
Securities lending, net (Note 7)	50	710	525
Total investment income	7,267,341	22,477,193	22,304,270

Expenses
Investment advisory fees	788,746	2,344,447	3,517,873
Administrative fees:
Class A	1,912	1,712	2,498
Class C	2,215	2,180	727
Class I	161,606	566,054	497,065
Class R-3	122	83	5
Class R-5	5	23	354
Class R-6	4,560	2,677	46,607
Class Y	26,767	13,382	39,056
Distribution and service fees:
Class A	4,779	4,279	6,246
Class C	22,146	21,804	7,268
Class R-3	608	417	27
Class Y	66,919	33,455	97,640
Shareholder servicing fees:
Class A	1,671	1,552	1,999
Class C	1,739	2,141	712
Class I	161,606	476,800	497,065
Class R-3	154	125	—
Class R-5	—	17	353
Class Y	37,542	17,425	54,843
Custodian fees	8,145	21,791	24,943
Professional fees	61,462	61,512	61,512
State registration fees	66,997	54,155	52,988
Trustees compensation	26,606	26,606	26,606
Compliance fees	2,651	3,155	3,155
Other expenses	78,708	151,890	127,373
Total expenses before adjustments	1,527,666	3,807,682	5,066,915

Fees and expenses waived	(597,942)	(1,377,221)	(2,049,636)
Total expenses after adjustments	929,724	2,430,461	3,017,279

Net investment income (loss)	6,337,617	20,046,732	19,286,991

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(2,745,698)	(6,641,814)	(3,051,157)
Written options	—	2,922,313	4,548,228
Foreign currency transactions	—	(36,689)	496,261
Swap contracts—credit default	—	5,239,406	13,520,989
Futures contracts	—	(3,834,655)	(4,296,978)
Forward contracts	—	3,337,378	3,728,176
Net realized gain (loss)	(2,745,698)	985,939	14,945,519
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	26,065,945	71,710,534	57,307,188
Swap contracts—credit default	—	1,286,721	171,536
Futures contracts	—	1,162,642	5,147,189
Forward contracts	—	1,463,644	3,388,753
Net change in unrealized appreciation (depreciation)	26,065,945	75,623,541	66,014,666

Net gain (loss) on investments	23,320,247	76,609,480	80,960,185

Net increase (decrease) in assets resulting from operations	29,657,864	96,656,212	100,247,176

The accompanying notes are an integral part of the financial statements.	29

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund		Carillon Eagle Mid Cap Growth Fund

	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22

Net assets, beginning of period	$378,339,516	$644,094,079	$325,935,379	$11,753,312	$834,556,150	$992,237,995	$6,077,046,472	$8,759,476,768
Increase (decrease) in net assets from operations
Net investment income (loss)	275,731	247,087	3,900,391	2,446,629	7,910,218	14,716,387	(3,007,657)	(20,505,949)
Net realized gain (loss)	31,763,293	55,669,061	(4,807,680)	(11,934,596)	(7,520,721)	44,487,600	366,591,869	75,860,596
Net change in unrealized appreciation (depreciation)	(6,910,027)	(205,794,040)	71,744,780	(5,284,338)	39,156,896	(143,613,102)	(206,705,902)	(2,309,437,677)
Net increase (decrease) in net assets resulting from operations	25,128,997	(149,877,892)	70,837,491	(14,772,305)	39,546,393	(84,409,115)	156,878,310	(2,254,083,030)
Distributions to shareholders from earnings	(58,102,132)	(42,228,090)	(3,029,711)	(235,421)	(52,360,628)	(91,521,368)	(77,040,335)	(759,309,582)
Fund share transactions
Proceeds from shares sold-Class A	2,198,194	5,016,365	310,996	761,250	10,149,084	30,230,325	31,628,443	75,472,228
Issued as reinvestment of distributions-Class A	24,307,714	14,336,613	56,816	56,138	11,699,873	18,215,873	7,470,609	81,392,202
Cost of shares redeemed-Class A	(14,565,060)	(23,022,836)	(218,298)	(909,220)	(16,764,278)	(30,713,992)	(57,030,613)	(175,385,846)
Proceeds from shares sold-Class C	174,840	708,297	156,603	344,531	1,780,271	6,119,913	2,471,409	4,249,691
Issued as reinvestment of distributions-Class C	2,256,216	1,443,347	9,518	17,493	2,732,373	5,429,765	1,486,421	16,318,983
Cost of shares redeemed-Class C	(1,955,705)	(3,256,609)	(402,587)	(755,540)	(9,430,218)	(24,087,306)	(10,303,163)	(23,519,623)
Proceeds from shares sold-Class I	18,730,445	166,035,752	4,944,559	15,811,436	27,075,146	120,845,854	88,053,966	295,574,777
Issued as reinvestment of distributions-Class I	29,776,402	25,281,641	2,812,525	158,861	28,051,915	50,047,182	15,345,063	156,922,110
Cost of shares redeemed-Class I	(56,252,224)	(255,451,315)	(27,510,740)	(25,817,476)	(103,168,225)	(158,367,252)	(205,328,525)	(392,585,888)
Proceeds from shares sold-Class R-3	12,214	25,562	13,057,565	78,295	87,241	557,917	3,721,095	8,466,110
Issued as reinvestment of distributions-Class R-3	48,168	37,541	94,662	744	102,723	148,511	486,524	5,203,261
Cost of shares redeemed-Class R-3	(44,711)	(188,818)	(794,211)	(42,055)	(362,370)	(342,070)	(4,461,924)	(13,237,275)
Proceeds from shares sold-Class R-5	55,722	5,049,665	2,542	15,101	504,475	2,212,132	143,099,962	138,859,327
Issued as reinvestment of distributions-Class R-5	138,839	379,817	381	77	248,376	581,457	9,129,525	90,128,089
Cost of shares redeemed-Class R-5	(101,182)	(8,805,488)	(352)	(11)	(2,221,654)	(4,850,650)	(79,918,362)	(200,523,402)
Proceeds from shares sold-Class R-6	11,054	937,463	149,118	16,409,863	767,484	3,670,611	331,968,819	636,651,917
Issued as reinvestment of distributions-Class R-6	4,582	94,234	11,379	1,188	578,959	813,782	39,891,599	378,818,417
Cost of shares redeemed-Class R-6	(19)	(2,271,536)	(12,265,982)	(2,226,682)	(1,332,326)	(1,995,460)	(376,745,675)	(751,508,696)
Proceeds from shares sold-Class Y	—	—	478	855	1,054	666,033	82,084	1,173,942
Issued as reinvestment of distributions-Class Y	3,304	1,724	312	220	8,598	40,741	34,641	418,862
Cost of shares redeemed-Class Y	—	—	(5)	(7)	(11,347)	(974,728)	(194,660)	(1,926,870)
Proceeds from shares issued—fund reorganization	—	—	—	325,284,732	—	—	—	—
Net increase (decrease) from fund share transactions	4,798,793	(73,648,581)	(19,584,721)	329,189,793	(49,502,846)	18,248,638	(59,112,762)	330,962,316
Increase (decrease) in net assets	(28,174,342)	(265,754,563)	48,223,059	314,182,067	(62,317,081)	(157,681,845)	20,725,213	(2,682,430,296)
Net assets, end of period	350,165,174	378,339,516	374,158,438	325,935,379	772,239,069	834,556,150	6,097,771,685	6,077,046,472

Shares issued and redeemed
Shares sold-Class A	53,003	94,630	16,504	40,518	470,531	1,259,994	459,372	980,545
Issued as reinvestment of distributions-Class A	662,155	242,747	3,163	2,687	553,596	750,737	113,673	946,531
Shares redeemed-Class A	(358,149)	(427,105)	(11,534)	(50,473)	(777,922)	(1,297,270)	(826,180)	(2,254,795)
Shares sold-Class C	7,710	21,682	8,392	17,774	87,331	271,716	49,395	72,364
Issued as reinvestment of distributions-Class C	118,936	40,351	540	852	137,343	235,300	31,195	258,621
Shares redeemed-Class C	(89,066)	(98,313)	(21,908)	(42,159)	(463,389)	(1,061,148)	(205,313)	(415,281)
Shares sold-Class I	431,838	2,921,726	259,433	831,133	1,256,823	5,096,815	1,177,662	3,630,037
Issued as reinvestment of distributions-Class I	745,528	399,773	155,646	7,627	1,332,255	2,072,822	215,248	1,689,515
Shares redeemed-Class I	(1,257,280)	(4,867,230)	(1,452,541)	(1,501,157)	(4,752,143)	(6,760,843)	(2,754,883)	(4,697,855)
Shares sold-Class R-3	328	507	726,151	4,110	4,040	23,992	56,937	108,585
Issued as reinvestment of distributions-Class R-3	1,416	675	5,274	36	4,885	6,143	7,792	63,485
Shares redeemed-Class R-3	(1,221)	(3,660)	(41,879)	(2,329)	(16,988)	(15,400)	(67,925)	(174,755)
Shares sold-Class R-5	1,268	84,702	133	794	23,187	91,485	1,929,033	1,733,940
Issued as reinvestment of distributions-Class R-5	3,486	6,029	21	4	11,785	23,997	128,549	973,831
Shares redeemed-Class R-5	(2,241)	(153,928)	(21)	(1)	(105,075)	(203,118)	(1,070,786)	(2,394,371)
Shares sold-Class R-6	260	16,182	7,999	808,084	35,718	153,361	4,391,783	7,653,181
Issued as reinvestment of distributions-Class R-6	117	1,504	636	56	27,559	33,837	552,975	4,034,275
Shares redeemed-Class R-6	—	(40,870)	(677,706)	(121,412)	(61,273)	(84,771)	(4,966,709)	(8,571,128)
Shares sold-Class Y	—	—	25	46	49	27,333	1,123	14,803
Issued as reinvestment of distributions-Class Y	84	27	18	10	410	1,675	495	4,580
Shares redeemed-Class Y	—	—	—	—	(531)	(40,018)	(2,667)	(24,806)
Shares issued—fund reorganization	—	—	—	19,061,631	—	—	—	—
Shares issued and redeemed	318,172	(1,760,571)	(1,021,654)	19,057,831	(2,231,809)	586,639	(779,231)	3,631,302

(†) The data for fiscal periods ending after October 31, 2022 is unaudited.

30	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund		Carillon Scout Small Cap Fund

	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22

Net assets, beginning of period	$994,152,211	$2,346,648,459	$3,831,288,351	$4,915,165,823	$276,304,280	$395,870,511
Increase (decrease) in net assets from operations
Net investment income (loss)	(1,254,428)	(5,327,275)	6,905,090	37,743,900	(286,984)	(1,023,563)
Net realized gain (loss) on investments	25,699,992	331,399,034	(88,549,761)	86,708,181	(2,626,042)	8,812,947
Net change in unrealized appreciation (depreciation)	(45,554,213)	(921,232,273)	142,064,193	(1,023,856,786)	(6,666,849)	(95,278,174)
Net increase (decrease) in net assets resulting from operations	(21,108,649)	(595,160,514)	60,419,522	(899,404,705)	(9,579,875)	(87,488,790)
Distributions to shareholders from earnings	(238,385,196)	(595,177,275)	(150,669,096)	(496,708,988)	(8,383,335)	(57,666,725)
Fund share transactions
Proceeds from shares sold-Class A	14,872,121	34,344,541	3,811,172	11,563,790	371,901	1,945,731
Issued as reinvestment of distributions-Class A	47,180,869	88,353,278	773,044	2,540,521	425,781	2,685,205
Cost of shares redeemed-Class A	(50,396,392)	(112,579,934)	(3,626,810)	(12,607,636)	(1,479,535)	(2,052,819)
Proceeds from shares sold-Class C	892,780	1,499,517	1,326,751	4,678,836	252,804	362,302
Issued as reinvestment of distributions-Class C	10,603,637	14,385,326	610,028	2,668,763	54,713	491,408
Cost of shares redeemed-Class C	(3,357,805)	(10,223,333)	(3,684,927)	(5,659,962)	(639,742)	(1,307,344)
Proceeds from shares sold-Class I	75,836,703	271,420,962	226,106,380	751,261,923	7,201,389	24,674,188
Issued as reinvestment of distributions-Class I	70,494,772	171,230,337	126,004,873	426,534,005	7,564,980	51,319,499
Cost of shares redeemed-Class I	(181,583,578)	(393,142,279)	(517,087,525)	(1,011,691,471)	(19,962,939)	(52,791,793)
Proceeds from shares sold-Class R-3	1,621,694	8,635,144	351,365	1,131,662	820	2,458
Issued as reinvestment of distributions-Class R-3	10,295,059	17,101,074	119,759	505,625	3,079	25,405
Cost of shares redeemed-Class R-3	(18,001,337)	(16,707,494)	(315,623)	(1,829,945)	(73,089)	(65,836)
Proceeds from shares sold-Class R-5	2,578,572	9,332,866	276,029	1,457,101	—	—
Issued as reinvestment of distributions-Class R-5	6,258,906	20,605,197	173,571	430,678	624	3,816
Cost of shares redeemed-Class R-5	(5,638,812)	(66,064,767)	(84,498)	(603,324)	—	—
Proceeds from shares sold-Class R-6	19,574,789	70,894,698	50,639,124	184,805,629	1,458,097	957,361
Issued as reinvestment of distributions-Class R-6	71,164,790	209,808,705	10,977,449	22,627,395	244,353	1,702,995
Cost of shares redeemed-Class R-6	(151,546,950)	(481,073,660)	(39,099,474)	(65,678,177)	(1,006,678)	(2,364,277)
Proceeds from shares sold-Class Y	6,250	14,994	1,021,166	3,279,524	—	2,150
Issued as reinvestment of distributions-Class Y	7,982	6,377	107,576	381,187	3,172	22,752
Cost of shares redeemed-Class Y	(20,191)	(8)	(826,272)	(3,559,903)	(11,112)	(23,917)
Net increase (decrease) from fund share transactions	(79,156,141)	(162,158,459)	(142,426,842)	312,236,221	(5,591,382)	25,589,284
Increase (decrease) in net assets	(338,649,986)	(1,352,496,248)	(232,676,416)	(1,083,877,472)	(23,554,592)	(119,566,231)
Net assets, end of period	655,502,225	994,152,211	3,598,611,935	3,831,288,351	252,749,688	276,304,280

Shares issued and redeemed
Shares sold-Class A	617,975	939,100	193,483	518,815	14,757	68,297
Issued as reinvestment of distributions-Class A	2,246,708	2,271,876	40,708	110,361	17,852	86,119
Shares redeemed-Class A	(2,109,588)	(2,978,803)	(181,904)	(550,212)	(59,132)	(71,931)
Shares sold-Class C	254,138	107,468	69,288	211,166	10,883	14,529
Issued as reinvestment of distributions-Class C	3,884,116	975,277	32,939	118,876	2,412	16,418
Shares redeemed-Class C	(929,468)	(675,066)	(191,884)	(255,319)	(26,871)	(47,150)
Shares sold-Class I	2,320,764	5,090,343	11,312,664	33,156,025	283,626	851,705
Issued as reinvestment of distributions-Class I	2,804,088	3,870,487	6,590,213	18,400,949	312,344	1,626,093
Shares redeemed-Class I	(6,283,430)	(9,859,691)	(25,896,749)	(44,964,988)	(783,549)	(1,891,021)
Shares sold-Class R-3	76,312	224,992	17,644	51,930	33	84
Issued as reinvestment of distributions-Class R-3	562,571	483,218	6,367	22,186	132	829
Shares redeemed-Class R-3	(913,509)	(500,740)	(16,052)	(85,586)	(2,832)	(2,051)
Shares sold-Class R-5	91,117	237,874	14,008	64,834	—	—
Issued as reinvestment of distributions-Class R-5	245,930	461,379	9,140	18,701	26	121
Shares redeemed-Class R-5	(205,562)	(1,502,303)	(4,297)	(27,016)	—	—
Shares sold-Class R-6	667,947	1,627,010	2,536,086	8,027,639	56,583	32,882
Issued as reinvestment of distributions-Class R-6	2,704,857	4,585,983	574,735	977,003	10,027	53,688
Shares redeemed-Class R-6	(5,273,755)	(11,336,446)	(1,951,430)	(2,927,770)	(39,477)	(84,583)
Shares sold-Class Y	237	403	51,593	140,515	—	77
Issued as reinvestment of distributions-Class Y	332	148	5,674	16,580	133	732
Shares redeemed-Class Y	(802)	—	(41,172)	(165,093)	(429)	(766)
Shares issued and redeemed	760,978	(5,977,491)	(6,828,946)	12,859,596	(203,482)	654,072

(†) The data for fiscal periods ending after October 31, 2022 is unaudited.

The accompanying notes are an integral part of the financial statements.	31

Statements of Changes in Net Assets

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund

	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22	11/1/22 to 04/30/23(†)	11/1/21 to 10/31/22

Net assets, beginning of period	$363,466,089	$506,325,026	$1,017,840,606	$1,236,644,772	$1,063,978,985	$1,215,980,154
Increase (decrease) in net assets from operations
Net investment income (loss)	6,337,617	7,320,580	20,046,732	24,605,672	19,286,991	23,311,878
Net realized gain (loss) on investments	(2,745,698)	(35,100,494)	985,939	(90,844,278)	14,945,519	(24,584,895)
Net change in unrealized appreciation (depreciation)	26,065,945	(43,569,546)	75,623,541	(113,873,887)	66,014,666	(93,100,210)
Net increase (decrease) in net assets resulting from operations	29,657,864	(71,349,460)	96,656,212	(180,112,493)	100,247,176	(94,373,227)
Distributions to shareholders from earnings	(5,921,558)	(7,801,789)	(32,401,487)	(20,714,439)	(31,310,610)	(28,208,428)
Fund share transactions
Proceeds from shares sold-Class A	442,047	1,719,751	633,656	1,850,498	322,198	405,402
Issued as reinvestment of distributions-Class A	51,919	63,226	57,053	40,948	126,959	105,348
Cost of shares redeemed-Class A	(465,142)	(1,598,223)	(990,602)	(4,403,933)	(141,653)	(432,828)
Proceeds from shares sold-Class C	692,748	463,803	977,461	502,213	144,183	188,373
Issued as reinvestment of distributions-Class C	43,436	65,987	58,380	39,342	33,464	33,477
Cost of shares redeemed-Class C	(1,260,043)	(7,088,036)	(344,724)	(2,272,080)	(706,246)	(672,244)
Proceeds from shares sold-Class I	113,569,994	179,115,542	350,114,143	463,787,210	280,959,349	462,395,246
Issued as reinvestment of distributions-Class I	4,951,510	6,946,773	26,444,738	15,935,063	23,072,815	22,174,039
Cost of shares redeemed-Class I	(82,381,623)	(255,456,119)	(126,087,029)	(452,163,434)	(189,951,475)	(550,133,816)
Proceeds from shares sold-Class R-3	155,098	86,313	18,447	94,069	—	—
Issued as reinvestment of distributions-Class R-3	2,879	1,911	4,240	2,510	266	224
Cost of shares redeemed-Class R-3	(14,080)	(2,061)	(20,691)	(54,466)	—	—
Proceeds from shares sold-Class R-5	—	—	4,783	32,362	85,363	597,284
Issued as reinvestment of distributions-Class R-5	160	211	1,279	332	19,101	8,888
Cost of shares redeemed-Class R-5	—	—	(2,160)	(513)	(45,471)	(62,448)
Proceeds from shares sold-Class R-6	7,919,330	4,640,318	331,000	2,579,807	3,054,296	49,022,290
Issued as reinvestment of distributions-Class R-6	137,239	28,176	153,176	90,950	1,840,865	1,772,354
Cost of shares redeemed-Class R-6	(667,844)	(1,031,437)	(652,199)	(443,246)	(5,547,522)	(19,195,485)
Proceeds from shares sold-Class Y	27,865,888	32,516,415	10,516,938	9,202,797	78,060,418	24,363,477
Issued as reinvestment of distributions-Class Y	718,535	543,950	680,468	778,455	1,752,532	625,496
Cost of shares redeemed-Class Y	(6,088,045)	(24,724,188)	(5,150,171)	(53,576,118)	(7,363,514)	(20,614,591)
Net increase (decrease) from fund share transactions	65,674,006	(63,707,688)	256,748,186	(17,977,234)	185,715,928	(29,419,514)
Increase (decrease) in net assets	89,410,312	(142,858,937)	321,002,911	(218,804,166)	254,652,494	(152,001,169)
Net assets, end of period	452,876,401	363,466,089	1,338,843,517	1,017,840,606	1,318,631,479	1,063,978,985

Shares issued and redeemed
Shares sold-Class A	40,518	144,286	21,054	57,525	27,144	34,475
Issued as reinvestment of distributions-Class A	4,790	5,411	1,928	1,267	10,741	8,466
Shares redeemed-Class A	(42,729)	(135,401)	(33,114)	(136,482)	(11,899)	(35,463)
Shares sold-Class C	63,576	38,861	32,795	16,173	12,301	15,737
Issued as reinvestment of distributions-Class C	4,025	5,644	1,988	1,226	2,864	2,699
Shares redeemed-Class C	(116,151)	(607,919)	(11,469)	(70,756)	(59,592)	(55,267)
Shares sold-Class I	10,402,579	15,406,683	11,582,176	14,334,723	23,373,390	37,705,070
Issued as reinvestment of distributions-Class I	456,405	591,011	888,585	496,816	1,948,158	1,781,923
Shares redeemed-Class I	(7,578,984)	(21,725,701)	(4,182,829)	(14,013,388)	(15,870,965)	(45,294,343)
Shares sold-Class R-3	14,124	7,635	615	2,912	—	—
Issued as reinvestment of distributions-Class R-3	265	165	143	79	23	18
Shares redeemed-Class R-3	(1,274)	(186)	(713)	(1,660)	—	—
Shares sold-Class R-5	—	—	158	1,105	7,088	49,003
Issued as reinvestment of distributions-Class R-5	15	18	43	11	1,613	728
Shares redeemed-Class R-5	—	—	(72)	(18)	(3,821)	(5,283)
Shares sold-Class R-6	725,081	399,977	10,998	84,021	256,838	3,989,072
Issued as reinvestment of distributions-Class R-6	12,583	2,478	5,157	2,870	155,477	142,764
Shares redeemed-Class R-6	(61,097)	(89,995)	(21,757)	(14,017)	(459,317)	(1,608,716)
Shares sold-Class Y	2,571,436	2,893,195	346,792	290,632	6,503,116	1,977,206
Issued as reinvestment of distributions-Class Y	66,224	46,645	22,967	23,937	146,210	50,100
Shares redeemed-Class Y	(563,824)	(2,075,058)	(172,127)	(1,680,193)	(613,601)	(1,687,377)
Shares issued and redeemed	5,997,562	(5,092,251)	8,493,318	(603,217)	15,425,768	(2,929,188)

(†) The data for fiscal periods ending after October 31, 2022 is unaudited.

32	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
11/01/22	04/30/23	$46.16	$— (d)	$2.64	$2.64	$—	$(7.75)	$(7.75)	$41.05	1.00	1.17	0.01	13	7.71	$153
11/01/21	10/31/22	64.23	(0.07)	(13.68)	(13.75)	—	(4.32)	(4.32)	46.16	1.00	1.13	(0.13)	31	(22.87)	156
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
11/01/19	10/31/20	43.14	0.04	9.19	9.23	(0.13)	(0.59)	(0.72)	51.65	1.00	1.15	0.08	31	21.63	170
11/01/18	10/31/19	42.91	0.14	3.75	3.89	(0.06)	(3.60)	(3.66)	43.14	1.00	1.14	0.34	49	11.23	170
11/01/17	10/31/18	43.14	0.07	2.40	2.47	—	(2.70)	(2.70)	42.91	1.02	1.12	0.15	45	5.83	177
Class C*
11/01/22	04/30/23	27.77	(0.08)	1.22	1.14	—	(7.75)	(7.75)	21.16	1.75	1.90	(0.73)	13	7.34	7
11/01/21	10/31/22	40.66	(0.29)	(8.28)	(8.57)	—	(4.32)	(4.32)	27.77	1.75	1.86	(0.88)	31	(23.45)	9
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
11/01/19	10/31/20	29.87	(0.21)	6.32	6.11	—	(0.59)	(0.59)	35.39	1.75	1.89	(0.66)	31	20.71	13
11/01/18	10/31/19	31.12	(0.11)	2.46	2.35	—	(3.60)	(3.60)	29.87	1.75	1.90	(0.39)	49	10.38	15
11/01/17	10/31/18	32.23	(0.17)	1.76	1.59	—	(2.70)	(2.70)	31.12	1.80	1.90	(0.53)	45	5.02	20
Class I*
11/01/22	04/30/23	49.55	0.07	2.90	2.97	(0.06)	(7.75)	(7.81)	44.71	0.70	0.93	0.32	13	7.89	188
11/01/21	10/31/22	68.46	0.10	(14.67)	(14.57)	(0.02)	(4.32)	(4.34)	49.55	0.70	0.88	0.18	31	(22.65)	213
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
11/01/19	10/31/20	45.52	0.19	9.70	9.89	(0.26)	(0.59)	(0.85)	54.56	0.70	0.89	0.39	31	22.00	276
11/01/18	10/31/19	45.09	0.26	3.97	4.23	(0.20)	(3.60)	(3.80)	45.52	0.70	0.90	0.61	49	11.54	314
11/01/17	10/31/18	45.13	0.21	2.51	2.72	(0.06)	(2.70)	(2.76)	45.09	0.72	0.88	0.46	45	6.15	203
Class R-3*
11/01/22	04/30/23	43.38	(0.04)	2.42	2.38	—	(7.75)	(7.75)	38.01	1.25	1.49	(0.24)	13	7.59	0
11/01/21	10/31/22	60.77	(0.20)	(12.87)	(13.07)	—	(4.32)	(4.32)	43.38	1.25	1.44	(0.39)	31	(23.07)	0
11/01/20	10/31/21	49.29	(0.21)	19.40	19.19	—	(7.71)	(7.71)	60.77	1.25	1.42	(0.40)	20	43.09	1
11/01/19	10/31/20	41.18	(0.06)	8.76	8.70	—	(0.59)	(0.59)	49.29	1.25	1.56	(0.14)	31	21.32	0
11/01/18	10/31/19	41.17	0.05	3.56	3.61	—	(3.60)	(3.60)	41.18	1.25	1.58	0.12	49	10.96	1
11/01/17	10/31/18	41.60	(0.04)	2.31	2.27	—	(2.70)	(2.70)	41.17	1.29	1.47	(0.11)	45	5.56	1
Class R-5*
11/01/22	04/30/23	49.37	0.07	2.90	2.97	—	(7.75)	(7.75)	44.59	0.70	0.94	0.30	13	7.90	1
11/01/21	10/31/22	68.21	0.10	(14.60)	(14.50)	(0.02)	(4.32)	(4.34)	49.37	0.70	0.89	0.17	31	(22.63)	1
11/01/20	10/31/21	54.38	0.10	21.62	21.72	(0.18)	(7.71)	(7.89)	68.21	0.70	0.87	0.16	20	43.88	6
11/01/19	10/31/20	45.37	0.19	9.67	9.86	(0.26)	(0.59)	(0.85)	54.38	0.70	0.90	0.38	31	22.00	5
11/01/18	10/31/19	44.97	0.27	3.94	4.21	(0.21)	(3.60)	(3.81)	45.37	0.70	0.90	0.64	49	11.53	7
11/01/17	10/31/18	44.97	0.18	2.53	2.71	(0.01)	(2.70)	(2.71)	44.97	0.72	0.86	0.38	45	6.14	7
Class R-6*
11/01/22	04/30/23	49.31	0.09	2.81	2.90	(0.78)	(7.75)	(8.53)	43.68	0.60	0.84	0.40	13	7.95	0
11/01/21	10/31/22	67.92	0.18	(14.40)	(14.22)	(0.07)	(4.32)	(4.39)	49.31	0.60	0.79	0.31	31	(22.31)	0
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
11/01/19	10/31/20	45.16	0.44	9.48	9.92	(0.30)	(0.59)	(0.89)	54.19	0.60	0.79	0.95	31	22.26	1
11/01/18	10/31/19	44.77	0.31	3.93	4.24	(0.25)	(3.60)	(3.85)	45.16	0.60	0.80	0.73	49	11.67	45
11/01/17	10/31/18	44.82	0.26	2.48	2.74	(0.09)	(2.70)	(2.79)	44.77	0.63	0.79	0.55	45	6.23	44
Class Y*
11/01/22	04/30/23	49.18	— (d)	2.88	2.88	—	(7.75)	(7.75)	44.31	1.00	1.09	0.00	13	7.72	0
11/01/21	10/31/22	68.16	(0.07)	(14.59)	(14.66)	—	(4.32)	(4.32)	49.18	1.00	1.05	(0.13)	31	(22.89)	0
11/01/20	10/31/21	54.39	(0.09)	21.64	21.55	(0.07)	(7.71)	(7.78)	68.16	1.00	1.04	(0.15)	20	43.45	0
11/01/19	10/31/20	45.42	0.03	9.68	9.71	(0.15)	(0.59)	(0.74)	54.39	1.00	1.62	0.06	31	21.60	0
11/01/18	10/31/19	44.90	0.14	3.99	4.13	(0.01)	(3.60)	(3.61)	45.42	1.00	1.73	0.33	49	11.23	0
11/20/17	10/31/18	45.64	0.08	2.00	2.08	(0.12)	(2.70)	(2.82)	44.90	1.01	1.55	0.18	45	4.67	0

Carillon ClariVest International Stock Fund
Class A*
11/01/22	04/30/23	16.62	0.18	3.46	3.64	(0.27)	—	(0.27)	19.99	1.25	1.28	1.93	13	22.05	4
11/01/21	10/31/22	21.00	0.45	(4.52)	(4.07)	(0.31)	—	(0.31)	16.62	1.32	3.24	2.42	66	(19.67)	4
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
11/01/19	10/31/20	17.47	0.17	(1.99)	(1.82)	(0.38)	—	(0.38)	15.27	1.45	4.90	1.08	54	(10.73)	2
11/01/18	10/31/19	16.92	0.28	0.49	0.77	(0.22)	—	(0.22)	17.47	1.45	4.12	1.67	43	4.74	4
11/01/17	10/31/18	18.71	0.28	(1.86)	(1.58)	(0.21)	—	(0.21)	16.92	1.45	2.85	1.50	49	(8.56)	5

The accompanying notes are an integral part of the financial statements.	33

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon ClariVest International Stock Fund (cont'd)
Class C*
11/01/22	04/30/23	$16.24	$0.10	$3.39	$3.49	$(0.16)	$—	$(0.16)	$19.57	2.00	2.00	1.13	13	21.60	$1
11/01/21	10/31/22	20.56	0.33	(4.46)	(4.13)	(0.19)	—	(0.19)	16.24	2.08	4.11	1.76	66	(20.28)	1
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2
11/01/19	10/31/20	17.14	0.07	(1.99)	(1.92)	(0.27)	—	(0.27)	14.95	2.20	5.74	0.43	54	(11.44)	1
11/01/18	10/31/19	16.53	0.15	0.51	0.66	(0.05)	—	(0.05)	17.14	2.20	4.91	0.90	43	4.01	2
11/01/17	10/31/18	18.32	0.04	(1.73)	(1.69)	(0.10)	—	(0.10)	16.53	2.20	3.68	0.21	49	(9.28)	3
Class I*
11/01/22	04/30/23	16.61	0.21	3.47	3.68	(0.16)	—	(0.16)	20.13	0.95	1.04	2.19	13	22.25	354
11/01/21	10/31/22	20.99	0.32	(4.32)	(4.00)	(0.38)	—	(0.38)	16.61	0.96	1.38	1.87	66	(19.44)	309
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
11/01/19	10/31/20	17.46	0.23	(2.01)	(1.78)	(0.42)	—	(0.42)	15.26	1.15	4.63	1.44	54	(10.51)	3
11/01/18	10/31/19	16.92	0.31	0.51	0.82	(0.28)	—	(0.28)	17.46	1.15	3.82	1.88	43	5.07	5
11/01/17	10/31/18	18.70	0.30	(1.82)	(1.52)	(0.26)	—	(0.26)	16.92	1.15	2.59	1.60	49	(8.29)	9
Class R-3*
11/01/22	04/30/23	16.50	0.16	3.44	3.60	(0.14)	—	(0.14)	19.96	1.50	1.54	1.72	13	21.90	14
11/01/21	10/31/22	20.69	0.42	(4.51)	(4.09)	(0.10)	—	(0.10)	16.50	1.56	3.61	2.25	66	(19.88)	0
11/01/20	10/31/21	15.07	0.15	5.58	5.73	(0.11)	—	(0.11)	20.69	1.70	5.47	0.85	80	38.17	0
11/01/19	10/31/20	17.27	0.15	(2.00)	(1.85)	(0.35)	—	(0.35)	15.07	1.70	5.26	0.96	54	(11.01)	1
11/01/18	10/31/19	16.74	0.24	0.49	0.73	(0.20)	—	(0.20)	17.27	1.70	4.49	1.44	43	4.54	1
11/01/17	10/31/18	18.53	0.19	(1.80)	(1.61)	(0.18)	—	(0.18)	16.74	1.70	3.17	1.01	49	(8.80)	1
Class R-5*
11/01/22	04/30/23	16.63	0.21	3.47	3.68	(0.24)	—	(0.24)	20.07	0.95	1.01	2.26	13	22.28	0
11/01/21	10/31/22	21.00	0.37	(4.37)	(4.00)	(0.37)	—	(0.37)	16.63	0.97	2.51	2.07	66	(19.41)	0
11/01/20	10/31/21	15.28	0.39	5.53	5.92	(0.20)	—	(0.20)	21.00	1.15	4.83	1.97	80	38.95	0
11/01/19	10/31/20	17.48	0.24	(2.02)	(1.78)	(0.42)	—	(0.42)	15.28	1.15	6.63	1.49	54	(10.48)	0
11/01/18	10/31/19	16.94	0.33	0.49	0.82	(0.28)	—	(0.28)	17.48	1.15	6.06	1.99	43	5.06	0
11/01/17	10/31/18	18.69	0.29	(1.81)	(1.52)	(0.23)	—	(0.23)	16.94	1.15	4.65	1.56	49	(8.26)	0
Class R-6*
11/01/22	04/30/23	16.68	0.17	3.44	3.61	(0.36)	—	(0.36)	19.93	0.85	0.97	1.94	13	21.90	1
11/01/21	10/31/22	21.06	0.75	(4.74)	(3.99)	(0.39)	—	(0.39)	16.68	0.86	2.65	4.13	66	(19.32)	12
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0
11/01/19	10/31/20	17.51	0.25	(2.01)	(1.76)	(0.44)	—	(0.44)	15.31	1.05	4.66	1.59	54	(10.39)	0
11/01/18	10/31/19	16.97	0.34	0.49	0.83	(0.29)	—	(0.29)	17.51	1.05	3.90	2.02	43	5.16	0
11/01/17	10/31/18	18.75	0.29	(1.80)	(1.51)	(0.27)	—	(0.27)	16.97	1.05	2.81	1.55	49	(8.21)	0
Class Y*
11/01/22	04/30/23	16.53	0.18	3.45	3.63	(0.21)	—	(0.21)	19.95	1.25	1.20	1.93	13	22.07	0
11/01/21	10/31/22	20.89	0.41	(4.46)	(4.05)	(0.31)	—	(0.31)	16.53	1.31	2.83	2.25	66	(19.69)	0
11/01/20	10/31/21	15.21	0.33	5.51	5.84	(0.16)	—	(0.16)	20.89	1.45	5.09	1.68	80	38.55	0
11/01/19	10/31/20	17.34	0.19	(2.01)	(1.82)	(0.31)	—	(0.31)	15.21	1.45	5.72	1.19	54	(10.73)	0
11/01/18	10/31/19	16.86	0.35	0.40	0.75	(0.27)	—	(0.27)	17.34	1.45	4.35	2.10	43	4.70	0
11/20/17	10/31/18	18.54	0.21	(1.62)	(1.41)	(0.27)	—	(0.27)	16.86	1.45	3.59	1.20	49	(7.77)	0

Carillon Eagle Growth & Income Fund
Class A*
11/01/22	04/30/23	21.95	0.20	0.85	1.05	(0.20)	(1.22)	(1.42)	21.58	0.97	0.97	1.84	20	4.94	211
11/01/21	10/31/22	26.51	0.34	(2.51)	(2.17)	(0.35)	(2.04)	(2.39)	21.95	0.96	0.96	1.44	21	(8.95)	210
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
11/01/19	10/31/20	21.70	0.37	(0.82)	(0.45)	(0.37)	(0.66)	(1.03)	20.22	0.97	0.97	1.81	41	(2.09)	165
11/01/18	10/31/19	21.44	0.41	1.74	2.15	(0.39)	(1.50)	(1.89)	21.70	0.97	0.97	1.98	25	11.47	171
11/01/17	10/31/18	20.39	0.40	1.57	1.97	(0.42)	(0.50)	(0.92)	21.44	0.98	0.98	1.91	10	9.76	147
Class C*
11/01/22	04/30/23	20.73	0.11	0.81	0.92	(0.13)	(1.22)	(1.35)	20.30	1.69	1.69	1.12	20	4.57	48
11/01/21	10/31/22	25.17	0.16	(2.37)	(2.21)	(0.19)	(2.04)	(2.23)	20.73	1.68	1.68	0.72	21	(9.63)	53
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
11/01/19	10/31/20	20.68	0.21	(0.77)	(0.56)	(0.22)	(0.66)	(0.88)	19.24	1.73	1.73	1.08	41	(2.82)	79
11/01/18	10/31/19	20.52	0.24	1.66	1.90	(0.24)	(1.50)	(1.74)	20.68	1.72	1.72	1.23	25	10.66	133
11/01/17	10/31/18	19.54	0.24	1.49	1.73	(0.25)	(0.50)	(0.75)	20.52	1.73	1.73	1.16	10	8.94	130

34	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Growth & Income Fund (cont'd)
Class I*
11/01/22	04/30/23	$21.88	$0.23	$0.84	$1.07	$(0.23)	$(1.22)	$(1.45)	$21.50	0.71	0.71	2.10	20	5.04	$500
11/01/21	10/31/22	26.43	0.40	(2.49)	(2.09)	(0.42)	(2.04)	(2.46)	21.88	0.69	0.69	1.71	21	(8.68)	556
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
11/01/19	10/31/20	21.64	0.42	(0.81)	(0.39)	(0.43)	(0.66)	(1.09)	20.16	0.70	0.70	2.07	41	(1.82)	487
11/01/18	10/31/19	21.39	0.46	1.74	2.20	(0.45)	(1.50)	(1.95)	21.64	0.70	0.70	2.21	25	11.76	492
11/01/17	10/31/18	20.34	0.46	1.56	2.02	(0.47)	(0.50)	(0.97)	21.39	0.72	0.72	2.16	10	10.06	272
Class R-3*
11/01/22	04/30/23	21.84	0.17	0.84	1.01	(0.17)	(1.22)	(1.39)	21.46	1.27	1.27	1.57	20	4.76	1
11/01/21	10/31/22	26.39	0.27	(2.49)	(2.22)	(0.29)	(2.04)	(2.33)	21.84	1.25	1.25	1.13	21	(9.22)	2
11/01/20	10/31/21	20.13	0.27	6.99	7.26	(0.27)	(0.73)	(1.00)	26.39	1.25	1.25	1.12	32	37.07	2
11/01/19	10/31/20	21.61	0.31	(0.82)	(0.51)	(0.31)	(0.66)	(0.97)	20.13	1.27	1.27	1.53	41	(2.41)	1
11/01/18	10/31/19	21.35	0.34	1.74	2.08	(0.32)	(1.50)	(1.82)	21.61	1.30	1.30	1.66	25	11.12	2
11/01/17	10/31/18	20.30	0.33	1.56	1.89	(0.34)	(0.50)	(0.84)	21.35	1.31	1.31	1.59	10	9.40	2
Class R-5*
11/01/22	04/30/23	21.90	0.23	0.84	1.07	(0.22)	(1.22)	(1.44)	21.53	0.72	0.72	2.16	20	5.05	3
11/01/21	10/31/22	26.46	0.40	(2.51)	(2.11)	(0.41)	(2.04)	(2.45)	21.90	0.71	0.71	1.68	21	(8.74)	4
11/01/20	10/31/21	20.18	0.40	7.01	7.41	(0.40)	(0.73)	(1.13)	26.46	0.71	0.71	1.69	32	37.79	8
11/01/19	10/31/20	21.66	0.41	(0.80)	(0.39)	(0.43)	(0.66)	(1.09)	20.18	0.72	0.72	2.05	41	(1.82)	7
11/01/18	10/31/19	21.41	0.47	1.73	2.20	(0.45)	(1.50)	(1.95)	21.66	0.72	0.72	2.23	25	11.73	4
11/01/17	10/31/18	20.36	0.45	1.56	2.01	(0.46)	(0.50)	(0.96)	21.41	0.78	0.78	2.10	10	9.99	0
Class R-6*
11/01/22	04/30/23	21.84	0.23	0.84	1.07	(0.24)	(1.22)	(1.46)	21.45	0.62	0.62	2.18	20	5.05	9
11/01/21	10/31/22	26.39	0.42	(2.49)	(2.07)	(0.44)	(2.04)	(2.48)	21.84	0.61	0.61	1.79	21	(8.61)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8
11/01/19	10/31/20	21.59	0.54	(0.98)	(0.44)	(0.36)	(0.66)	(1.02)	20.13	0.62	0.62	2.58	41	(2.03)	2
11/01/18	10/31/19	21.34	0.48	1.73	2.21	(0.46)	(1.50)	(1.96)	21.59	0.63	0.63	2.31	25	11.87	49
11/01/17	10/31/18	20.30	0.47	1.56	2.03	(0.49)	(0.50)	(0.99)	21.34	0.64	0.64	2.24	10	10.12	42
Class Y*
11/01/22	04/30/23	21.83	0.19	0.84	1.03	(0.20)	(1.22)	(1.42)	21.44	1.02	1.02	1.78	20	4.86	0
11/01/21	10/31/22	26.37	0.38	(2.54)	(2.16)	(0.34)	(2.04)	(2.38)	21.83	0.99	0.99	1.60	21	(8.99)	0
11/01/20	10/31/21	20.13	0.33	6.99	7.32	(0.35)	(0.73)	(1.08)	26.37	0.98	0.98	1.35	32	37.41	0
11/01/19	10/31/20	21.60	0.34	(0.80)	(0.46)	(0.35)	(0.66)	(1.01)	20.13	1.08	1.08	1.68	41	(2.18)	0
11/01/18	10/31/19	21.35	0.38	1.74	2.12	(0.37)	(1.50)	(1.87)	21.60	1.10	1.07	1.82	25	11.35	0
11/20/17	10/31/18	20.48	0.28	1.49	1.77	(0.40)	(0.50)	(0.90)	21.35	1.25	1.43	1.35	10	8.74	0

Carillon Eagle Mid Cap Growth Fund
Class A*
11/01/22	04/30/23	68.34	(0.14)	1.73	1.59	—	(0.93)	(0.93)	69.00	1.05	1.05	(0.42)	24	2.39	584
11/01/21	10/31/22	104.16	(0.47)	(25.60)	(26.07)	—	(9.75)	(9.75)	68.34	1.04	1.04	(0.61)	34	(26.95)	595
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
11/01/19	10/31/20	63.14	(0.37)	16.27	15.90	—	(1.44)	(1.44)	77.60	1.04	1.04	(0.54)	27	25.62	786
11/01/18	10/31/19	56.19	(0.26)	8.71	8.45	—	(1.50)	(1.50)	63.14	1.05	1.05	(0.44)	32	15.81	719
11/01/17	10/31/18	56.41	(0.28)	3.06	2.78	—	(3.00)	(3.00)	56.19	1.05	1.05	(0.46)	44	4.75	688
Class C*
11/01/22	04/30/23	49.85	(0.27)	1.26	0.99	—	(0.93)	(0.93)	49.91	1.73	1.73	(1.09)	24	2.07	78
11/01/21	10/31/22	79.34	(0.74)	(19.00)	(19.74)	—	(9.75)	(9.75)	49.85	1.72	1.72	(1.29)	34	(27.46)	84
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
11/01/19	10/31/20	49.40	(0.65)	12.61	11.96	—	(1.44)	(1.44)	59.92	1.74	1.74	(1.24)	27	24.75	134
11/01/18	10/31/19	44.61	(0.52)	6.81	6.29	—	(1.50)	(1.50)	49.40	1.74	1.74	(1.12)	32	15.05	136
11/01/17	10/31/18	45.67	(0.55)	2.49	1.94	—	(3.00)	(3.00)	44.61	1.74	1.74	(1.14)	44	4.00	147
Class I*
11/01/22	04/30/23	74.02	(0.03)	1.88	1.85	—	(0.93)	(0.93)	74.94	0.73	0.73	(0.09)	24	2.56	1,283
11/01/21	10/31/22	111.62	(0.24)	(27.61)	(27.85)	—	(9.75)	(9.75)	74.02	0.72	0.72	(0.29)	34	(26.72)	1,368
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
11/01/19	10/31/20	67.06	(0.17)	17.33	17.16	—	(1.44)	(1.44)	82.78	0.72	0.72	(0.23)	27	26.01	1,547
11/01/18	10/31/19	59.38	(0.08)	9.26	9.18	—	(1.50)	(1.50)	67.06	0.74	0.74	(0.12)	32	16.20	1,319
11/01/17	10/31/18	59.29	(0.10)	3.19	3.09	—	(3.00)	(3.00)	59.38	0.75	0.75	(0.16)	44	5.05	1,134

The accompanying notes are an integral part of the financial statements.	35

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Mid Cap Growth Fund (cont'd)
Class R-3*
11/01/22	04/30/23	$64.99	$(0.22)	$1.66	$1.44	$—	$(0.93)	$(0.93)	$65.50	1.31	1.31	(0.67)	24	2.28	$34
11/01/21	10/31/22	99.82	(0.64)	(24.44)	(25.08)	—	(9.75)	(9.75)	64.99	1.29	1.29	(0.86)	34	(27.14)	34
11/01/20	10/31/21	74.62	(0.83)	28.07	27.24	—	(2.04)	(2.04)	99.82	1.28	1.28	(0.92)	23	36.91	53
11/01/19	10/31/20	60.92	(0.53)	15.67	15.14	—	(1.44)	(1.44)	74.62	1.31	1.31	(0.81)	27	25.30	44
11/01/18	10/31/19	54.42	(0.42)	8.42	8.00	—	(1.50)	(1.50)	60.92	1.34	1.34	(0.73)	32	15.49	45
11/01/17	10/31/18	54.88	(0.42)	2.96	2.54	—	(3.00)	(3.00)	54.42	1.32	1.32	(0.72)	44	4.43	35
Class R-5*
11/01/22	04/30/23	73.74	(0.04)	1.88	1.84	—	(0.93)	(0.93)	74.65	0.75	0.75	(0.12)	24	2.56	812
11/01/21	10/31/22	111.26	(0.26)	(27.51)	(27.77)	—	(9.75)	(9.75)	73.74	0.74	0.74	(0.31)	34	(26.74)	729
11/01/20	10/31/21	82.53	(0.38)	31.15	30.77	—	(2.04)	(2.04)	111.26	0.73	0.73	(0.38)	23	37.66	1,066
11/01/19	10/31/20	66.87	(0.17)	17.27	17.10	—	(1.44)	(1.44)	82.53	0.73	0.73	(0.24)	27	25.99	809
11/01/18	10/31/19	59.22	(0.09)	9.24	9.15	—	(1.50)	(1.50)	66.87	0.75	0.75	(0.14)	32	16.19	758
11/01/17	10/31/18	59.14	(0.11)	3.19	3.08	—	(3.00)	(3.00)	59.22	0.75	0.75	(0.18)	44	5.04	648
Class R-6*
11/01/22	04/30/23	74.88	(—)	1.91	1.91	—	(0.93)	(0.93)	75.86	0.64	0.64	(0.01)	24	2.61	3,304
11/01/21	10/31/22	112.71	(0.18)	(27.90)	(28.08)	—	(9.75)	(9.75)	74.88	0.64	0.64	(0.21)	34	(26.66)	3,263
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—	(2.04)	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561
11/01/19	10/31/20	67.58	(0.11)	17.48	17.37	—	(1.44)	(1.44)	83.51	0.64	0.64	(0.15)	27	26.12	3,295
11/01/18	10/31/19	59.78	(0.03)	9.33	9.30	—	(1.50)	(1.50)	67.58	0.65	0.65	(0.04)	32	16.30	2,695
11/01/17	10/31/18	59.62	(0.06)	3.22	3.16	—	(3.00)	(3.00)	59.78	0.66	0.66	(0.09)	44	5.14	1,636
Class Y*
11/01/22	04/30/23	72.68	(0.15)	1.85	1.70	—	(0.93)	(0.93)	73.45	1.04	1.04	(0.41)	24	2.40	3
11/01/21	10/31/22	110.11	(0.50)	(27.18)	(27.68)	—	(9.75)	(9.75)	72.68	1.04	1.04	(0.60)	34	(26.95)	3
11/01/20	10/31/21	81.94	(0.67)	30.88	30.21	—	(2.04)	(2.04)	110.11	1.03	1.03	(0.68)	23	37.24	5
11/01/19	10/31/20	66.60	(0.39)	17.17	16.78	—	(1.44)	(1.44)	81.94	1.05	1.05	(0.55)	27	25.61	4
11/01/18	10/31/19	59.14	(0.29)	9.25	8.96	—	(1.50)	(1.50)	66.60	1.01	1.01	(0.44)	32	15.89	4
11/20/17	10/31/18	60.71	(0.44)	1.87	1.43	—	(3.00)	(3.00)	59.14	1.13	1.13	(0.72)	44	2.18	0

Carillon Eagle Small Cap Growth Fund
Class A*
11/01/22	04/30/23	31.07	(0.06)	(1.04)	(1.10)	—	(8.31)	(8.31)	21.66	1.18	1.18	(0.53)	21	(2.70)	157
11/01/21	10/31/22	61.37	(0.22)	(13.76)	(13.98)	—	(16.32)	(16.32)	31.07	1.10	1.10	(0.62)	40	(28.12)	202
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—	(10.57)	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
11/01/19	10/31/20	48.23	(0.37)	9.45	9.08	—	(3.27)	(3.27)	54.04	1.08	1.08	(0.77)	21	19.50	336
11/01/18	10/31/19	59.15	(0.32)	0.39	0.07	—	(10.99)	(10.99)	48.23	1.08	1.08	(0.65)	26	3.64	394
11/01/17	10/31/18	62.31	(0.40)	2.07	1.67	—	(4.83)	(4.83)	59.15	1.05	1.05	(0.63)	35	2.61	544
Class C*
11/01/22	04/30/23	11.71	(0.02)	(0.57)	(0.59)	—	(8.31)	(8.31)	2.81	1.88	1.88	(1.23)	21	(2.97)	13
11/01/21	10/31/22	34.57	(0.19)	(6.35)	(6.54)	—	(16.32)	(16.32)	11.71	1.80	1.80	(1.32)	40	(28.64)	16
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—	(10.57)	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
11/01/19	10/31/20	31.93	(0.45)	6.11	5.66	—	(3.27)	(3.27)	34.32	1.77	1.77	(1.45)	21	18.67	48
11/01/18	10/31/19	43.65	(0.44)	(0.29)	(0.73)	—	(10.99)	(10.99)	31.93	1.76	1.76	(1.32)	26	2.92	68
11/01/17	10/31/18	47.51	(0.62)	1.59	0.97	—	(4.83)	(4.83)	43.65	1.75	1.75	(1.31)	35	1.89	111
Class I*
11/01/22	04/30/23	35.44	(0.03)	(1.14)	(1.17)	—	(8.31)	(8.31)	25.96	0.88	0.88	(0.24)	21	(2.54)	246
11/01/21	10/31/22	67.29	(0.13)	(15.40)	(15.53)	—	(16.32)	(16.32)	35.44	0.80	0.80	(0.32)	40	(27.90)	377
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—	(10.57)	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777
11/01/19	10/31/20	51.64	(0.24)	10.16	9.92	—	(3.27)	(3.27)	58.29	0.78	0.78	(0.46)	21	19.86	803
11/01/18	10/31/19	62.28	(0.17)	0.52	0.35	—	(10.99)	(10.99)	51.64	0.76	0.76	(0.33)	26	3.96	1,040
11/01/17	10/31/18	65.18	(0.22)	2.15	1.93	—	(4.83)	(4.83)	62.28	0.75	0.75	(0.33)	35	2.91	1,369
Class R-3*
11/01/22	04/30/23	28.22	(0.09)	(0.97)	(1.06)	—	(8.31)	(8.31)	18.85	1.47	1.47	(0.85)	21	(2.87)	19
11/01/21	10/31/22	57.51	(0.29)	(12.68)	(12.97)	—	(16.32)	(16.32)	28.22	1.36	1.36	(0.88)	40	(28.30)	35
11/01/20	10/31/21	51.28	(0.54)	17.34	16.80	—	(10.57)	(10.57)	57.51	1.30	1.30	(0.97)	28	34.32	60
11/01/19	10/31/20	46.02	(0.46)	8.99	8.53	—	(3.27)	(3.27)	51.28	1.31	1.31	(1.00)	21	19.22	58
11/01/18	10/31/19	57.14	(0.43)	0.30	(0.13)	—	(10.99)	(10.99)	46.02	1.34	1.34	(0.90)	26	3.37	66
11/01/17	10/31/18	60.51	(0.55)	2.01	1.46	—	(4.83)	(4.83)	57.14	1.32	1.32	(0.90)	35	2.32	85

36	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Small Cap Growth Fund (cont'd)
Class R-5*
11/01/22	04/30/23	$35.77	$(0.04)	$(1.14)	$(1.18)	$—	$(8.31)	$(8.31)	$26.28	0.93	0.93	(0.27)	21	(2.54)	$23
11/01/21	10/31/22	67.76	(0.14)	(15.53)	(15.67)	—	(16.32)	(16.32)	35.77	0.81	0.81	(0.32)	40	(27.91)	27
11/01/20	10/31/21	58.64	(0.26)	19.95	19.69	—	(10.57)	(10.57)	67.76	0.77	0.77	(0.39)	28	35.03	106
11/01/19	10/31/20	51.92	(0.23)	10.22	9.99	—	(3.27)	(3.27)	58.64	0.76	0.76	(0.43)	21	19.88	205
11/01/18	10/31/19	62.56	(0.18)	0.53	0.35	—	(10.99)	(10.99)	51.92	0.77	0.77	(0.34)	26	3.94	362
11/01/17	10/31/18	65.45	(0.22)	2.16	1.94	—	(4.83)	(4.83)	62.56	0.75	0.75	(0.33)	35	2.92	441
Class R-6*
11/01/22	04/30/23	36.68	(0.02)	(1.17)	(1.19)	—	(8.31)	(8.31)	27.18	0.78	0.78	(0.16)	21	(2.50)	197
11/01/21	10/31/22	68.96	(0.10)	(15.86)	(15.96)	—	(16.32)	(16.32)	36.68	0.71	0.71	(0.22)	40	(27.83)	336
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
11/01/19	10/31/20	52.56	(0.18)	10.36	10.18	—	(3.27)	(3.27)	59.47	0.66	0.66	(0.34)	21	20.01	1,427
11/01/18	10/31/19	63.11	(0.12)	0.56	0.44	—	(10.99)	(10.99)	52.56	0.65	0.65	(0.23)	26	4.07	2,186
11/01/17	10/31/18	65.92	(0.16)	2.18	2.02	—	(4.83)	(4.83)	63.11	0.65	0.65	(0.24)	35	3.02	2,141
Class Y*
11/01/22	04/30/23	34.31	(0.05)	(1.12)	(1.17)	—	(8.31)	(8.31)	24.83	1.06	1.06	(0.38)	21	(2.65)	0
11/01/21	10/31/22	65.82	(0.20)	(14.99)	(15.19)	—	(16.32)	(16.32)	34.31	0.99	0.97	(0.52)	40	(28.03)	0
11/01/20	10/31/21	57.44	(0.59)	19.54	18.95	—	(10.57)	(10.57)	65.82	1.25	0.91	(0.92)	28	34.40	0
11/01/19	10/31/20	51.16	(0.51)	10.06	9.55	—	(3.27)	(3.27)	57.44	1.25	1.52	(0.97)	21	19.29	0
11/01/18	10/31/19	62.03	(0.33)	0.45	0.12	—	(10.99)	(10.99)	51.16	1.17	1.37	(0.61)	26	3.53	0
11/20/17	10/31/18	65.89	(0.50)	1.47	0.97	—	(4.83)	(4.83)	62.03	1.12	1.12	(0.77)	35	1.40	0

Carillon Scout Mid Cap Fund
Class A*
11/01/22	04/30/23	20.09	0.01	0.25	0.26	(0.16)	(0.59)	(0.75)	19.60	1.25	1.25	0.09	60	1.44	26
11/01/21	10/31/22	27.73	0.14	(4.97)	(4.83)	(0.01)	(2.80)	(2.81)	20.09	1.23	1.23	0.62	159	(18.72)	26
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
11/01/19	10/31/20	18.38	0.02	1.63	1.65	(0.10)	(0.01)	(0.11)	19.92	1.22	1.22	0.12	109	9.01	19
11/01/18	10/31/19	18.37	0.09	1.20	1.29	(0.09)	(1.19)	(1.28)	18.38	1.20	1.20	0.50	170	8.31	21
11/20/17	10/31/18	20.18	0.05	(0.30)	(0.25)	(0.02)	(1.54)	(1.56)	18.37	1.19	1.19	0.28	106	(1.51)	7
Class C*
11/01/22	04/30/23	19.47	(0.06)	0.25	0.19	(0.01)	(0.59)	(0.60)	19.06	1.97	1.97	(0.62)	60	1.07	21
11/01/21	10/31/22	27.14	(0.03)	(4.84)	(4.87)	—	(2.80)	(2.80)	19.47	1.97	1.97	(0.14)	159	(19.32)	24
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
11/01/19	10/31/20	18.17	(0.12)	1.61	1.49	—	(0.01)	(0.01)	19.65	2.00	2.00	(0.65)	109	8.23	19
11/01/18	10/31/19	18.26	(0.05)	1.18	1.13	(0.03)	(1.19)	(1.22)	18.17	1.99	1.99	(0.28)	170	7.34	20
11/20/17	10/31/18	20.18	(0.09)	(0.28)	(0.37)	(0.01)	(1.54)	(1.55)	18.26	1.94	1.94	(0.47)	106	(2.16)	9
Class I*
11/01/22	04/30/23	20.27	0.04	0.25	0.29	(0.22)	(0.59)	(0.81)	19.75	0.98	0.98	0.37	60	1.59	3,201
11/01/21	10/31/22	27.90	0.20	(5.01)	(4.81)	(0.02)	(2.80)	(2.82)	20.27	0.96	0.96	0.87	159	(18.52)	3,446
11/01/20	10/31/21	20.03	— (d)	8.44	8.44	(0.05)	(0.52)	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
11/01/19	10/31/20	18.46	0.07	1.64	1.71	(0.13)	(0.01)	(0.14)	20.03	0.97	0.97	0.37	109	9.31	2,581
11/01/18	10/31/19	18.41	0.13	1.20	1.33	(0.09)	(1.19)	(1.28)	18.46	0.98	0.98	0.75	170	8.48	2,685
11/01/17	10/31/18	19.77	0.08	0.12	0.20	(0.02)	(1.54)	(1.56)	18.41	0.97	0.97	0.40	106	0.74	2,420
Class R-3*
11/01/22	04/30/23	19.84	(0.02)	0.26	0.24	(0.10)	(0.59)	(0.69)	19.39	1.51	1.51	(0.18)	60	1.32	3
11/01/21	10/31/22	27.48	0.06	(4.90)	(4.84)	—	(2.80)	(2.80)	19.84	1.50	1.50	0.29	159	(18.94)	3
11/01/20	10/31/21	19.81	(0.13)	8.32	8.19	—	(0.52)	(0.52)	27.48	1.50	1.50	(0.53)	109	41.84	5
11/01/19	10/31/20	18.29	(0.04)	1.63	1.59	(0.06)	(0.01)	(0.07)	19.81	1.54	1.54	(0.22)	109	8.71	3
11/01/18	10/31/19	18.32	0.03	1.19	1.22	(0.06)	(1.19)	(1.25)	18.29	1.56	1.56	0.16	170	7.87	3
11/20/17	10/31/18	20.18	0.01	(0.32)	(0.31)	(0.01)	(1.54)	(1.55)	18.32	1.44	1.44	0.04	106	(1.83)	2
Class R-5*
11/01/22	04/30/23	20.14	0.04	0.25	0.29	(0.22)	(0.59)	(0.81)	19.62	0.96	0.96	0.37	60	1.62	5
11/01/21	10/31/22	27.74	0.20	(4.98)	(4.78)	(0.02)	(2.80)	(2.82)	20.14	0.96	0.96	0.91	159	(18.52)	4
11/01/20	10/31/21	19.91	0.01	8.39	8.40	(0.05)	(0.52)	(0.57)	27.74	0.93	0.93	0.04	109	42.73	4
11/01/19	10/31/20	18.37	0.06	1.63	1.69	(0.14)	(0.01)	(0.15)	19.91	0.97	0.97	0.33	109	9.30	2
11/01/18	10/31/19	18.35	0.13	1.19	1.32	(0.11)	(1.19)	(1.30)	18.37	1.00	1.00	0.72	170	8.47	2
11/20/17	10/31/18	20.18	0.10	(0.36)	(0.26)	(0.03)	(1.54)	(1.57)	18.35	0.99	0.99	0.53	106	(1.62)	1

The accompanying notes are an integral part of the financial statements.	37

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Scout Mid Cap Fund (cont'd)
Class R-6*
11/01/22	04/30/23	$ 20.27	$ 0.05	$ 0.25	$ 0.30	$ (0.24)	$ (0.59)	$ (0.83)	$ 19.74	0.86	0.86	0.48	60	1.66	$ 340
11/01/21	10/31/22	27.88	0.23	(5.02)	(4.79)	(0.02)	(2.80)	(2.82)	20.27	0.86	0.86	1.03	159	(18.44)	325
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278
11/01/19	10/31/20	18.45	0.07	1.65	1.72	(0.15)	(0.01)	(0.16)	20.01	0.88	0.88	0.36	109	9.38	171
11/01/18	10/31/19	18.41	0.15	1.19	1.34	(0.11)	(1.19)	(1.30)	18.45	0.88	0.88	0.82	170	8.60	108
11/20/17	10/31/18	20.18	0.12	(0.32)	(0.20)	(0.03)	(1.54)	(1.57)	18.41	0.90	0.90	0.62	106	(1.29)	34
Class Y*
11/01/22	04/30/23	20.06	0.01	0.25	0.26	(0.17)	(0.59)	(0.76)	19.56	1.26	1.26	0.06	60	1.46	3
11/01/21	10/31/22	27.70	0.16	(4.99)	(4.83)	(0.01)	(2.80)	(2.81)	20.06	1.22	1.22	0.70	159	(18.74)	3
11/01/20	10/31/21	19.90	(0.06)	8.38	8.32	—	(0.52)	(0.52)	27.70	1.26	1.26	(0.24)	109	42.31	4
11/01/19	10/31/20	18.36	0.03	1.60	1.63	(0.08)	(0.01)	(0.09)	19.90	1.28	1.28	0.17	109	8.94	9
11/01/18	10/31/19	18.37	0.08	1.20	1.28	(0.10)	(1.19)	(1.29)	18.36	1.26	1.26	0.45	170	8.20	24
11/20/17	10/31/18	20.18	0.07	(0.32)	(0.25)	(0.02)	(1.54)	(1.56)	18.37	1.19	1.19	0.36	106	(1.51)	2

Carillon Scout Small Cap Fund
Class A*
11/01/22	04/30/23	25.75	(0.05)	(0.91)	(0.96)	—	(0.81)	(0.81)	23.98	1.19	1.19	(0.44)	4	(3.72)	13
11/01/21	10/31/22	39.48	(0.16)	(7.72)	(7.88)	—	(5.85)	(5.85)	25.75	1.18	1.18	(0.55)	17	(22.53)	14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18
11/01/19	10/31/20	28.20	(0.16)	2.56	2.40	—	(1.10)	(1.10)	29.50	1.19	1.19	(0.58)	22	8.69	12
11/01/18	10/31/19	27.10	(0.07)	1.23	1.16	—	(0.06)	(0.06)	28.20	1.16	1.16	(0.27)	21	4.30	13
11/20/17	10/31/18	29.63	(0.26)	2.68	2.42	—	(4.95)	(4.95)	27.10	1.23	1.23	(0.95)	22	8.00	12
Class C*
11/01/22	04/30/23	24.56	(0.14)	(0.86)	(1.00)	—	(0.81)	(0.81)	22.75	1.94	1.94	(1.18)	4	(4.07)	1
11/01/21	10/31/22	38.19	(0.35)	(7.43)	(7.78)	—	(5.85)	(5.85)	24.56	1.92	1.92	(1.28)	17	(23.11)	2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
11/01/19	10/31/20	27.78	(0.35)	2.49	2.14	—	(1.10)	(1.10)	28.82	1.95	1.95	(1.32)	22	7.85	5
11/01/18	10/31/19	26.89	(0.25)	1.20	0.95	—	(0.06)	(0.06)	27.78	1.92	1.92	(0.92)	21	3.55	8
11/20/17	10/31/18	29.63	(0.47)	2.68	2.21	—	(4.95)	(4.95)	26.89	1.97	1.97	(1.69)	22	7.21	14
Class I*
11/01/22	04/30/23	26.12	(0.03)	(0.92)	(0.95)	—	(0.81)	(0.81)	24.36	0.95	0.95	(0.20)	4	(3.63)	231
11/01/21	10/31/22	39.88	(0.09)	(7.81)	(7.90)	(0.01)	(5.85)	(5.86)	26.12	0.94	0.94	(0.31)	17	(22.33)	252
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
11/01/19	10/31/20	28.34	(0.09)	2.57	2.48	—	(1.10)	(1.10)	29.72	0.95	0.95	(0.34)	22	8.93	268
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	(0.06)	28.34	0.95	0.94	(0.06)	21	4.55	297
11/01/17	10/31/18	29.33	(0.14)	2.93	2.79	—	(4.95)	(4.95)	27.17	0.95	0.97	(0.49)	22	9.36	287
Class R-3*
11/01/22	04/30/23	25.24	(0.10)	(0.89)	(0.99)	—	(0.81)	(0.81)	23.44	1.48	1.48	(0.79)	4	(3.92)	0
11/01/21	10/31/22	38.92	(0.24)	(7.59)	(7.83)	—	(5.85)	(5.85)	25.24	1.50	1.47	(0.84)	17	(22.76)	0
11/01/20	10/31/21	29.22	(0.43)	12.97	12.54	—	(2.84)	(2.84)	38.92	1.50	1.44	(1.14)	28	44.10	0
11/01/19	10/31/20	28.03	(0.23)	2.52	2.29	—	(1.10)	(1.10)	29.22	1.50	1.66	(0.86)	22	8.34	0
11/01/18	10/31/19	27.02	(0.16)	1.23	1.07	—	(0.06)	(0.06)	28.03	1.50	1.55	(0.56)	21	3.98	0
11/20/17	10/31/18	29.63	(0.33)	2.67	2.34	—	(4.95)	(4.95)	27.02	1.50	1.67	(1.20)	22	7.70	0
Class R-5*
11/01/22	04/30/23	26.01	(0.01)	(0.92)	(0.93)	—	(0.81)	(0.81)	24.27	0.85	0.85	(0.10)	4	(3.56)	0
11/01/21	10/31/22	39.74	(0.09)	(7.78)	(7.87)	(0.01)	(5.85)	(5.86)	26.01	0.95	0.84	(0.32)	17	(22.34)	0
11/01/20	10/31/21	29.72	(0.18)	13.04	12.86	—	(2.84)	(2.84)	39.74	0.95	0.86	(0.50)	28	44.46	0
11/01/19	10/31/20	28.34	(0.10)	2.58	2.48	—	(1.10)	(1.10)	29.72	0.95	1.05	(0.36)	22	8.93	0
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	(0.06)	28.34	0.95	0.99	(0.07)	21	4.55	0
11/20/17	10/31/18	29.63	(0.17)	2.66	2.49	—	(4.95)	(4.95)	27.17	0.95	1.32	(0.60)	22	8.26	0
Class R-6*
11/01/22	04/30/23	26.28	(0.01)	(0.94)	(0.95)	—	(0.81)	(0.81)	24.52	0.85	0.85	(0.10)	4	(3.60)	8
11/01/21	10/31/22	40.06	(0.06)	(7.85)	(7.91)	(0.02)	(5.85)	(5.87)	26.28	0.84	0.84	(0.21)	17	(22.26)	8
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
11/01/19	10/31/20	28.41	(0.08)	2.59	2.51	—	(1.10)	(1.10)	29.82	0.85	0.85	(0.30)	22	9.02	9
11/01/18	10/31/19	27.20	— (d)	1.27	1.27	—	(0.06)	(0.06)	28.41	0.84	0.84	0.01	21	4.69	6
11/20/17	10/31/18	29.63	(0.13)	2.65	2.52	—	(4.95)	(4.95)	27.20	0.85	0.86	(0.47)	22	8.37	5

38	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Scout Small Cap Fund (cont'd)
Class Y*
11/01/22	04/30/23	$ 25.69	$ (0.05)	$ (0.90)	$ (0.95)	$ —	$ (0.81)	$ (0.81)	$ 23.93	1.14	1.14	(0.39)	4	(3.69)	$ 0
11/01/21	10/31/22	39.38	(0.14)	(7.70)	(7.84)	—	(5.85)	(5.85)	25.69	1.13	1.13	(0.49)	17	(22.48)	0
11/01/20	10/31/21	29.45	(0.28)	13.05	12.77	— (d)	(2.84)	(2.84)	39.38	1.11	1.11	(0.74)	28	44.57	0
11/01/19	10/31/20	28.17	(0.19)	2.57	2.38	—	(1.10)	(1.10)	29.45	1.25	1.25	(0.69)	22	8.62	0
11/01/18	10/31/19	27.09	(0.10)	1.24	1.14	—	(0.06)	(0.06)	28.17	1.25	1.23	(0.36)	21	4.23	0
11/20/17	10/31/18	29.63	(0.24)	2.65	2.41	—	(4.95)	(4.95)	27.09	1.25	1.59	(0.87)	22	7.96	0

Carillon Reams Core Bond Fund
Class A*
11/01/22	04/30/23	10.41	0.15	0.66	0.81	(0.15)	—	(0.15)	11.07	0.80	0.96	2.87	251	7.78	4
11/01/21	10/31/22	12.66	0.17	(2.24)	(2.07)	(0.18)	—	(0.18)	10.41	0.80	0.95	1.45	429	(16.49)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
11/01/19	10/31/20	12.02	0.12	1.40	1.52	(0.16)	(0.24)	(0.40)	13.14	0.80	1.03	0.93	549	12.94	4
11/01/18	10/31/19	11.03	0.22	0.99	1.21	(0.22)	—	(0.22)	12.02	0.80	1.20	1.85	409	11.12	1
11/20/17	10/31/18	11.42	0.20	(0.40)	(0.20)	(0.19)	—	(0.19)	11.03	0.80	1.16	1.88	278	(1.78)	1
Class C*
11/01/22	04/30/23	10.36	0.11	0.66	0.77	(0.11)	—	(0.11)	11.02	1.55	1.70	2.11	251	7.41	4
11/01/21	10/31/22	12.60	0.07	(2.22)	(2.15)	(0.09)	—	(0.09)	10.36	1.55	1.70	0.57	429	(17.11)	5
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
11/01/19	10/31/20	12.01	(0.02)	1.44	1.42	(0.08)	(0.24)	(0.32)	13.11	1.55	1.72	(0.14)	549	12.09	11
11/01/18	10/31/19	11.02	0.13	0.99	1.12	(0.13)	—	(0.13)	12.01	1.55	2.00	1.09	409	10.25	1
11/20/17	10/31/18	11.42	0.12	(0.40)	(0.28)	(0.12)	—	(0.12)	11.02	1.55	1.99	1.11	278	(2.43)	0
Class I*
11/01/22	04/30/23	10.43	0.18	0.64	0.82	(0.17)	—	(0.17)	11.08	0.40	0.72	3.28	251	7.89	363
11/01/21	10/31/22	12.67	0.21	(2.22)	(2.01)	(0.23)	—	(0.23)	10.43	0.40	0.72	1.82	429	(16.06)	308
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
11/01/19	10/31/20	12.04	0.15	1.41	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.76	1.19	549	13.35	552
11/01/18	10/31/19	11.04	0.26	1.01	1.27	(0.27)	—	(0.27)	12.04	0.40	0.98	2.28	409	11.64	105
11/01/17	10/31/18	11.40	0.24	(0.38)	(0.14)	(0.22)	—	(0.22)	11.04	0.40	0.87	2.12	278	(1.23)	105
Class R-3*
11/01/22	04/30/23	10.42	0.14	0.65	0.79	(0.13)	—	(0.13)	11.08	1.05	1.25	2.66	251	7.65	0
11/01/21	10/31/22	12.67	0.15	(2.25)	(2.10)	(0.15)	—	(0.15)	10.42	1.05	1.25	1.31	429	(16.67)	0
11/01/20	10/31/21	13.15	0.03	(0.22)	(0.19)	(0.04)	(0.25)	(0.29)	12.67	1.05	1.20	0.22	227	(1.49)	0
11/01/19	10/31/20	12.03	0.08	1.40	1.48	(0.12)	(0.24)	(0.36)	13.15	1.05	1.59	0.59	549	12.63	0
11/01/18	10/31/19	11.04	0.19	0.99	1.18	(0.19)	—	(0.19)	12.03	1.05	1.97	1.61	409	10.82	0
11/20/17	10/31/18	11.42	0.16	(0.38)	(0.22)	(0.16)	—	(0.16)	11.04	1.05	2.02	1.51	278	(1.96)	0
Class R-5*
11/01/22	04/30/23	10.43	0.17	0.65	0.82	(0.16)	—	(0.16)	11.09	0.50	0.59	3.17	251	7.91	0
11/01/21	10/31/22	12.68	0.21	(2.24)	(2.03)	(0.22)	—	(0.22)	10.43	0.50	0.59	1.76	429	(16.22)	0
11/01/20	10/31/21	13.16	0.10	(0.22)	(0.12)	(0.11)	(0.25)	(0.36)	12.68	0.50	0.59	0.77	227	(0.98)	0
11/01/19	10/31/20	12.04	0.17	1.38	1.55	(0.19)	(0.24)	(0.43)	13.16	0.50	1.25	1.36	549	13.23	0
11/01/18	10/31/19	11.05	0.25	1.00	1.25	(0.26)	—	(0.26)	12.04	0.50	1.46	2.17	409	11.42	0
11/20/17	10/31/18	11.42	0.22	(0.38)	(0.16)	(0.21)	—	(0.21)	11.05	0.50	1.52	2.06	278	(1.40)	0
Class R-6*
11/01/22	04/30/23	10.44	0.18	0.65	0.83	(0.17)	—	(0.17)	11.10	0.40	0.62	3.34	251	7.97	12
11/01/21	10/31/22	12.68	0.25	(2.26)	(2.01)	(0.23)	—	(0.23)	10.44	0.40	0.62	2.16	429	(16.03)	4
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
11/01/19	10/31/20	12.04	0.12	1.44	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.72	0.92	549	13.35	1
11/01/18	10/31/19	11.05	0.26	1.00	1.26	(0.27)	—	(0.27)	12.04	0.40	1.46	2.26	409	11.53	0
11/20/17	10/31/18	11.42	0.23	(0.38)	(0.15)	(0.22)	—	(0.22)	11.05	0.40	1.52	2.16	278	(1.32)	0
Class Y*
11/01/22	04/30/23	10.42	0.16	0.65	0.81	(0.15)	—	(0.15)	11.08	0.80	1.01	2.92	251	7.78	69
11/01/21	10/31/22	12.66	0.17	(2.23)	(2.06)	(0.18)	—	(0.18)	10.42	0.80	1.02	1.49	429	(16.41)	43
11/01/20	10/31/21	13.15	0.06	(0.23)	(0.17)	(0.07)	(0.25)	(0.32)	12.66	0.80	1.01	0.48	227	(1.35)	42
11/01/19	10/31/20	12.03	0.07	1.45	1.52	(0.16)	(0.24)	(0.40)	13.15	0.80	0.98	0.55	549	12.96	57
11/01/18	10/31/19	11.04	0.22	0.99	1.21	(0.22)	—	(0.22)	12.03	0.80	1.26	1.89	409	11.09	1
11/01/17	10/31/18	11.40	0.19	(0.37)	(0.18)	(0.18)	—	(0.18)	11.04	0.80	1.19	1.71	278	(1.60)	2

The accompanying notes are an integral part of the financial statements.	39

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Plus Bond Fund
Class A*
11/01/22	04/30/23	$ 28.81	$ 0.45	$ 2.05	$ 2.50	$ (0.79)	$ —	$ (0.79)	$ 30.52	0.80	0.90	3.01	261	8.81	$ 3
11/01/21	10/31/22	34.45	0.53	(5.67)	(5.14)	(0.50)	—	(0.50)	28.81	0.80	0.90	1.63	413	(15.06)	3
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7
11/01/19	10/31/20	33.43	0.40	3.99	4.39	(0.64)	(0.61)	(1.25)	36.57	0.80	0.90	1.09	559	13.56	6
11/01/18	10/31/19	30.44	0.58	3.01	3.59	(0.60)	—	(0.60)	33.43	0.80	0.98	1.79	413	11.89	0
11/20/17	10/31/18	31.76	0.54	(1.36)	(0.82)	(0.50)	—	(0.50)	30.44	0.80	0.97	1.85	292	(2.60)	0
Class C*
11/01/22	04/30/23	28.59	0.34	2.04	2.38	(0.68)	—	(0.68)	30.29	1.55	1.65	2.28	261	8.44	5
11/01/21	10/31/22	34.35	0.31	(5.66)	(5.35)	(0.41)	—	(0.41)	28.59	1.55	1.67	0.96	413	(15.69)	4
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6
11/01/19	10/31/20	33.38	0.11	4.06	4.17	(0.39)	(0.61)	(1.00)	36.55	1.55	1.66	0.30	559	12.84	5
11/01/18	10/31/19	30.41	0.34	3.00	3.34	(0.37)	—	(0.37)	33.38	1.55	1.78	1.05	413	11.06	0
11/20/17	10/31/18	31.76	0.32	(1.36)	(1.04)	(0.31)	—	(0.31)	30.41	1.55	1.85	1.09	292	(3.31)	0
Class I*
11/01/22	04/30/23	28.91	0.51	2.07	2.58	(0.85)	—	(0.85)	30.64	0.40	0.64	3.44	261	9.06	1,292
11/01/21	10/31/22	34.54	0.70	(5.74)	(5.04)	(0.59)	—	(0.59)	28.91	0.40	0.65	2.17	413	(14.74)	980
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
11/01/19	10/31/20	33.45	0.60	3.96	4.56	(0.76)	(0.61)	(1.37)	36.64	0.40	0.65	1.72	559	14.11	1,132
11/01/18	10/31/19	30.46	0.72	2.99	3.71	(0.72)	—	(0.72)	33.45	0.40	0.66	2.23	413	12.32	635
11/01/17	10/31/18	31.74	0.66	(1.34)	(0.68)	(0.60)	—	(0.60)	30.46	0.40	0.60	2.11	292	(2.17)	607
Class R-3*
11/01/22	04/30/23	28.78	0.41	2.07	2.48	(0.76)	—	(0.76)	30.50	1.05	1.21	2.77	261	8.72	0
11/01/21	10/31/22	34.47	0.51	(5.73)	(5.22)	(0.47)	—	(0.47)	28.78	1.05	1.18	1.59	413	(15.28)	0
11/01/20	10/31/21	36.62	0.14	(0.60)	(0.46)	(0.32)	(1.37)	(1.69)	34.47	1.05	1.16	0.38	220	(1.37)	0
11/01/19	10/31/20	33.43	0.37	3.97	4.34	(0.54)	(0.61)	(1.15)	36.62	1.05	1.55	1.06	559	13.40	0
11/01/18	10/31/19	30.44	0.50	3.00	3.50	(0.51)	—	(0.51)	33.43	1.05	1.68	1.57	413	11.60	0
11/20/17	10/31/18	31.76	0.45	(1.34)	(0.89)	(0.43)	—	(0.43)	30.44	1.05	1.77	1.51	292	(2.84)	0
Class R-5*
11/01/22	04/30/23	28.91	0.50	2.07	2.57	(0.84)	—	(0.84)	30.64	0.50	0.63	3.32	261	9.01	0
11/01/21	10/31/22	34.54	0.70	(5.77)	(5.07)	(0.56)	—	(0.56)	28.91	0.50	0.53	2.19	413	(14.83)	0
11/01/20	10/31/21	36.65	0.33	(0.60)	(0.27)	(0.47)	(1.37)	(1.84)	34.54	0.50	0.56	0.94	220	(0.84)	0
11/01/19	10/31/20	33.45	0.59	3.95	4.54	(0.73)	(0.61)	(1.34)	36.65	0.50	1.08	1.68	559	14.03	0
11/01/18	10/31/19	30.46	0.68	3.00	3.68	(0.69)	—	(0.69)	33.45	0.50	1.18	2.12	413	12.20	0
11/20/17	10/31/18	31.76	0.61	(1.34)	(0.73)	(0.57)	—	(0.57)	30.46	0.50	1.27	2.07	292	(2.31)	0
Class R-6*
11/01/22	04/30/23	28.92	0.51	2.07	2.58	(0.85)	—	(0.85)	30.65	0.40	0.55	3.41	261	9.06	5
11/01/21	10/31/22	34.54	0.77	(5.80)	(5.03)	(0.59)	—	(0.59)	28.92	0.40	0.56	2.42	413	(14.71)	5
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
11/01/19	10/31/20	33.45	0.59	3.98	4.57	(0.76)	(0.61)	(1.37)	36.65	0.40	0.93	1.63	559	14.14	0
11/01/18	10/31/19	30.46	0.71	3.00	3.71	(0.72)	—	(0.72)	33.45	0.40	1.18	2.22	413	12.32	0
11/20/17	10/31/18	31.76	0.64	(1.34)	(0.70)	(0.60)	—	(0.60)	30.46	0.40	1.27	2.17	292	(2.23)	0
Class Y*
11/01/22	04/30/23	28.84	0.45	2.06	2.51	(0.79)	—	(0.79)	30.56	0.80	0.93	3.03	261	8.83	33
11/01/21	10/31/22	34.48	0.55	(5.69)	(5.14)	(0.50)	—	(0.50)	28.84	0.80	0.96	1.71	413	(15.05)	25
11/01/20	10/31/21	36.60	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.48	0.80	0.95	0.64	220	(1.12)	77
11/01/19	10/31/20	33.43	0.43	3.98	4.41	(0.63)	(0.61)	(1.24)	36.60	0.80	0.93	1.18	559	13.64	99
11/01/18	10/31/19	30.44	0.59	2.99	3.58	(0.59)	—	(0.59)	33.43	0.80	0.97	1.84	413	11.87	14
11/01/17	10/31/18	31.73	0.53	(1.34)	(0.81)	(0.48)	—	(0.48)	30.44	0.80	0.96	1.70	292	(2.56)	17

Carillon Reams Unconstrained Bond Fund
Class A*
11/01/22	04/30/23	11.53	0.18	0.83	1.01	(0.30)		(0.30)	12.24	0.80	1.08	3.00	206	8.91	5
11/01/21	10/31/22	12.79	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.53	0.80	1.08	1.67	273	(7.90)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
11/01/19	10/31/20	12.13	0.19	0.76	0.95	(0.27)	—	(0.27)	12.81	0.80	1.09	1.56	435	7.97	1
11/01/18	10/31/19	11.45	0.21	0.69	0.90	(0.22)	—	(0.22)	12.13	0.80	1.14	1.74	289	7.92	0
11/20/17	10/31/18	11.83	0.21	(0.41)	(0.20)	(0.18)	—	(0.18)	11.45	0.80	1.20	1.85	139	(1.71)	0

40	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions				Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Reams Unconstrained Bond Fund (cont'd)
Class C*
11/01/22	04/30/23	$ 11.44	$ 0.13	$ 0.82	$ 0.95	$ (0.26)	$—	$ (0.26)	$ 12.13	1.55	1.85	2.22	206	8.42	$ 1
11/01/21	10/31/22	12.72	0.11	(1.18)	(1.07)	(0.08)	(0.13)	(0.21)	11.44	1.55	1.86	0.90	273	(8.53)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
11/01/19	10/31/20	12.10	0.10	0.77	0.87	(0.18)	—	(0.18)	12.79	1.55	1.88	0.77	435	7.25	2
11/01/18	10/31/19	11.42	0.11	0.71	0.82	(0.14)	—	(0.14)	12.10	1.55	1.96	0.92	289	7.19	0
11/20/17	10/31/18	11.83	0.11	(0.41)	(0.30)	(0.11)	—	(0.11)	11.42	1.55	2.42	0.99	139	(2.55)	0
Class I*
11/01/22	04/30/23	11.56	0.20	0.83	1.03	(0.32)	—	(0.32)	12.27	0.50	0.85	3.30	206	9.05	1,108
11/01/21	10/31/22	12.80	0.24	(1.19)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.85	1.97	273	(7.55)	935
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	(0.30)	12.81	0.50	0.85	1.86	435	8.36	878
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	(0.25)	12.12	0.50	0.85	2.07	289	8.31	907
11/01/17	10/31/18	11.85	0.22	(0.43)	(0.21)	(0.21)	—	(0.21)	11.43	0.50	0.83	1.90	139	(1.79)	1,183
Class R-3*
11/01/22	04/30/23	11.51	0.16	0.84	1.00	(0.29)	—	(0.29)	12.22	1.05	1.21	2.74	206	8.77	0
11/01/21	10/31/22	12.77	0.18	(1.20)	(1.02)	(0.11)	(0.13)	(0.24)	11.51	1.05	1.22	1.44	273	(8.07)	0
11/01/20	10/31/21	12.81	0.05	0.14	0.19	(0.23)	—	(0.23)	12.77	1.05	1.25	0.39	80	1.45	0
11/01/19	10/31/20	12.11	0.16	0.78	0.94	(0.24)	—	(0.24)	12.81	1.05	1.81	1.32	435	7.85	0
11/01/18	10/31/19	11.43	0.18	0.69	0.87	(0.19)	—	(0.19)	12.11	1.05	1.80	1.51	289	7.63	0
11/20/17	10/31/18	11.83	0.15	(0.39)	(0.24)	(0.16)	—	(0.16)	11.43	1.05	2.25	1.40	139	(2.09)	0
Class R-5*
11/01/22	04/30/23	11.56	0.20	0.82	1.02	(0.32)	—	(0.32)	12.26	0.50	0.85	3.31	206	8.96	1
11/01/21	10/31/22	12.80	0.29	(1.24)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.83	2.44	273	(7.56)	1
11/01/20	10/31/21	12.81	0.11	0.16	0.27	(0.28)	—	(0.28)	12.80	0.50	0.84	0.86	80	2.09	0
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	(0.30)	12.81	0.50	1.30	1.87	435	8.36	0
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	(0.25)	12.12	0.50	1.37	2.06	289	8.31	0
11/20/17	10/31/18	11.83	0.21	(0.40)	(0.19)	(0.21)	—	(0.21)	11.43	0.50	1.45	1.95	139	(1.62)	0
Class R-6*
11/01/22	04/30/23	11.56	0.20	0.84	1.04	(0.33)	—	(0.33)	12.27	0.40	0.75	3.40	206	9.11	95
11/01/21	10/31/22	12.80	0.26	(1.20)	(0.94)	(0.17)	(0.13)	(0.30)	11.56	0.40	0.76	2.15	273	(7.46)	91
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68
11/01/19	10/31/20	12.12	0.24	0.77	1.01	(0.32)	—	(0.32)	12.81	0.40	0.76	1.97	435	8.47	43
11/01/18	10/31/19	11.43	0.26	0.69	0.95	(0.26)	—	(0.26)	12.12	0.40	0.76	2.17	289	8.42	34
11/20/17	10/31/18	11.83	0.25	(0.43)	(0.18)	(0.22)	—	(0.22)	11.43	0.40	0.76	2.32	139	(1.53)	29
Class Y*
11/01/22	04/30/23	11.60	0.18	0.83	1.01	(0.30)	—	(0.30)	12.31	0.80	1.14	3.06	206	8.86	108
11/01/21	10/31/22	12.86	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.60	0.80	1.15	1.63	273	(7.88)	32
11/01/20	10/31/21	12.88	0.08	0.15	0.23	(0.25)	—	(0.25)	12.86	0.80	1.14	0.62	80	1.76	31
11/01/19	10/31/20	12.18	0.19	0.78	0.97	(0.27)	—	(0.27)	12.88	0.80	1.15	1.55	435	8.07	25
11/01/18	10/31/19	11.49	0.21	0.69	0.90	(0.21)	—	(0.21)	12.18	0.80	1.15	1.77	289	7.93	23
11/01/17	10/31/18	11.90	0.18	(0.41)	(0.23)	(0.18)	—	(0.18)	11.49	0.80	1.14	1.58	139	(1.97)	37

* Information for periods beginning after October 31, 2022 is unaudited. Per share amounts have been calculated using the daily average share method.

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(d) Per share amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	41

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

NOTE 1  |  Organization and investment objective  |  Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series (each a “fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”). On September 30, 2022, Carillon Tower began also doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Trust offers shares in the following series:

•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.

Class offerings  |  As of April 30, 2023, each fund was authorized and offered Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y shares to qualified buyers.

•

For all funds except the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I, Class R-3, Class R-5, Class R-6 and Class Y shares are each sold without a front-end sales charge or a CDSC.

Note 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). On August 19, 2022, the Board approved, effective September 1, 2022, the Adviser as the fund’s valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) and adopted other updates pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

42

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2023, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. Only the Core Plus Bond Fund and Unconstrained Bond Fund held options during the period ended April 30, 2023.

•

Swaps  |  Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2023, only the Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•

Forward contracts  |  Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2023, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

43

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

The following is a summary of the inputs used to value each fund’s investments as of April 30, 2023:

	Level 1	Level 2	Level 3

Capital Appreciation Fund
Common stocks (a)	$347,990,105	$—	$—
Total investment portfolio	$347,990,105	$—	$—

International Stock Fund
Common stocks (a):
Australia	$—	$20,030,460	$—
Austria	—	1,707,485	—
Belgium	—	788,494	—
Canada	6,509,336	—	—
China	—	1,697,106	—
Denmark	—	19,111,284	—
Finland	—	6,826,901	—
France	—	44,692,809	—
Germany	—	21,669,593	—
Hong Kong	—	5,439,329	—
Israel	2,350,989	2,317,621	—
Italy	—	8,314,585	—
Japan	—	85,988,037	—
Netherlands	—	26,530,339	—
Norway	—	2,104,454	—
Singapore	—	2,621,727	—
South Africa	—	679,246	—
Spain	—	2,400,721	—
Sweden	—	4,881,839	—
Switzerland	—	19,953,424	—
United Kingdom	3,232,268	72,916,381	—
Preferred stocks	—	2,864,142	—
Exchange traded funds	4,115,358	—	—
Money market funds	2,148,497	—	—
Total investment portfolio	$18,356,448	$353,535,977	$—

Growth & Income Fund
Domestic common stocks (a)	$654,554,996	$—	$—
Foreign common stocks (a)	95,769,806	—	—
Total investment portfolio	$750,324,802	$—	$—

Mid Cap Growth Fund
Common stocks (a)	$5,961,017,546	$—	$—
Money market funds	46,545,087	—	—
Total investment portfolio	$6,007,562,633	$—	$—

Small Cap Growth Fund
Common stocks (a)	$649,827,076	$—	$—
Money market funds	2,549,520	—	—
Total investment portfolio	$652,376,596	$—	$—

	Level 1	Level 2	Level 3

Mid Cap Fund
Common stocks (a)	$3,559,765,745	$—	$—
Total investment portfolio	$3,559,765,745	$—	$—

Small Cap Fund
Common stocks (a)	$251,735,790	$—	$—
Total investment portfolio	$251,735,790	$—	$—

Core Bond Fund
Corporate bonds (a)	$—	$154,152,108	$—
Mortgage and asset-backed securities	—	248,595,404	—
U.S. Treasuries	—	127,763,386	—
U.S. Treasury Bills	—	48,273,422	—
Total investment portfolio	$—	$578,784,320	$—

Core Plus Bond Fund
Corporate bonds (a)	$—	$390,097,371	$—
Mortgage and asset-backed securities	—	704,552,611	—
U.S. Treasuries	—	435,217,206	—
Foreign government bonds	—	23,673,443	—
Medium-term notes	—	85,095	—
U.S. Treasury Bills	—	132,064,179	—
Total investment portfolio	$—	$1,685,689,905	$—
Futures contracts (b)	$796,320	$—	$—
Credit default swaps	$—	$3,104,682	$—
Forward contracts (b)	$—	$(193,440)	$—

Unconstrained Bond Fund
Corporate bonds (a)	$—	$450,071,143	$—
Mortgage and asset-backed securities	—	449,813,870	—
U.S. Treasuries	—	209,402,451	—
Foreign government bonds	—	54,685,805	—
Medium-term notes	—	553,030	—
U.S. Treasury Bills	—	279,590,452	—
Total investment portfolio	$—	1,444,116,751	$—
Futures contracts (b)	$(3,046,821)	$—	$—
Credit default swaps	$—	$6,541,702	$—
Forward contracts (b)	$—	$(463,269)	$—

(a) Please see the investment portfolio for details.

(b) Amounts presented for Futures Contracts and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.

At April 30, 2023, the Funds did not hold any Level 3 investments.

44

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

Derivatives  |  The following disclosure provides certain information about the Funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.

•

Forward currency contracts  |  Each of the Funds’ policies, except Small Cap Growth, Core Bond, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•

Futures contracts  |  Each of the Funds’ policies, except Capital Appreciation, International Stock, Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

•

Options and options on futures  |  Each of the Funds’ policies, except Capital Appreciation, International Stock, Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to use options for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices, currencies and futures. However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.

•

Swap contracts  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts.

45

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.

•

Credit default swap contracts  |  The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The Funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

•

Interest rate swap contracts  |  An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The Funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•

Inflation rate swap contracts  |  An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI), and the other party paying a fixed rate, typically based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the Funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•

Total return swap contracts  |  Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.

46

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

During the period ended April 30, 2023, the average of month-end derivative positions (notional value in U.S. dollars) were as follows:

	Credit Default Swap Contracts (Sell Protection)	Futures Contracts - Long	Futures Contracts - Short	Forward Contracts - USD Received	Forward Contracts - USD Delivered	Purchased Options	Written Options
Core Plus Bond Fund	$118,163,993	$135,483,242	$(46,243,478)	$35,362,760	$63,221,782	$—	$(207,920)
Unconstrained Bond Fund	260,490,721	1,475,532,320	(425,324,388)	88,019,248	147,689,681	225,107	(440,144)

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

To-Be-Announced securities  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2023, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

As a result of court cases involving several countries across the European Union, the Carillon ClariVest International Fund (“International Fund), which merged into the International Stock Fund on July 15, 2022, has filed tax reclaims in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims that have been recognized, if any, are reflected as “Foreign withholding tax claims and interest” in the Statements of Operations. Generally, unless Carillon Tower believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a fund’s net asset value. EU tax reclaims recognized by a fund, if any, reduce the amount of foreign taxes, if any, that a fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). The closing agreement will result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. Based on current guidance from the IRS, it is expected that International Stock Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges relating to the closing agreement liability is presented as “IRS compliance fee and related expenses for withholding tax claims” in the Statements of Assets and Liabilities. The actual IRS compliance fee in connection with the closing agreement may differ from the estimate and that difference may be material.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.

47

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions  |   Each Fund, except the Growth & Income Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	11/1/22 to 4/30/23	$25,413,471	$2,263,619	$30,230,150	$48,168	$138,839	$4,581	$3,304
	11/1/21 to 10/31/22	14,716,038	1,446,357	25,552,378	37,541	379,817	94,235	1,724
International Stock Fund	11/1/22 to 4/30/23	57,300	9,518	2,856,159	94,662	381	11,379	312
	11/1/21 to 10/31/22	56,628	17,493	159,071	744	77	1,188	220
Growth & Income Fund	11/1/22 to 4/30/23	13,481,359	3,352,484	34,550,107	103,644	281,680	582,756	8,598
	11/1/21 to 10/31/22	21,313,877	6,551,471	61,972,837	150,060	634,241	858,141	40,741
Mid Cap Growth Fund	11/1/22 to 4/30/23	8,028,069	1,533,972	16,706,977	487,980	9,408,076	40,840,620	34,641
	11/1/21 to 10/31/22	86,905,995	17,025,720	171,946,281	5,215,746	92,470,549	385,326,429	418,862
Small Cap Growth Fund	11/1/22 to 4/30/23	51,325,446	11,089,494	85,850,918	10,334,108	6,272,925	73,504,323	7,982
	11/1/21 to 10/31/22	95,432,723	14,934,189	232,783,017	17,185,244	20,622,322	214,213,403	6,377
Mid Cap Fund	11/1/22 to 4/30/23	930,699	710,710	135,175,573	119,759	177,565	13,447,214	107,576
	11/1/21 to 10/31/22	3,056,792	3,186,900	459,672,618	505,625	441,972	29,463,894	381,187
Small Cap Fund	11/1/22 to 4/30/23	427,814	54,819	7,649,474	3,079	624	244,353	3,172
	11/1/21 to 10/31/22	2,720,537	494,473	52,696,746	25,405	3,817	1,702,995	22,752
Core Bond Fund	11/1/22 to 4/30/23	51,919	43,436	4,967,344	2,880	160	137,239	718,580
	11/1/21 to 10/31/22	63,226	65,987	7,097,946	1,911	211	28,176	544,332
Core Plus Bond Fund	11/1/22 to 4/30/23	92,110	97,152	31,362,841	4,240	1,279	153,249	690,616
	11/1/21 to 10/31/22	71,880	62,191	19,698,896	2,510	332	91,000	787,630
Unconstrained Bond Fund	11/1/22 to 4/30/23	126,959	33,765	26,811,037	266	19,101	2,566,721	1,752,761
	11/1/21 to 10/31/22	105,357	33,477	25,485,662	224	8,888	1,948,991	625,829

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  During the period ended April 30, 2023, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Purchases	$45,662,693	$44,841,360	$159,386,871	$1,451,945,398	$170,214,487
Sales	98,125,422	58,338,918	259,981,279	1,468,977,641	490,077,996

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$2,234,483,071	$9,688,188	$827,256,139	$2,434,151,802	$987,834,267
Purchases - U.S. Treasury securities	—	—	366,591,280	1,163,168,334	1,251,961,612
Sales	2,546,740,624	23,386,759	765,427,423	2,187,097,165	672,919,346
Sales - U.S. Treasury securities	—	—	353,646,671	1,114,456,682	1,592,382,454

48

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion	0.60%
	Over $1 billion	0.55%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Mid Cap Growth Fund,	First $500 billion	0.60%
Small Cap Growth Fund,	$500 million to $1 billion	0.55%
Small Cap Fund	Over $1 billion	0.50%

Investment advisory fee rate schedule (cont'd)	Breakpoint	Investment advisory fee
International Stock Fund	First $1 billion	0.70%
	Over $1 billion	0.60%
Mid Cap Fund	First $1 billion	0.80%
	Over $1 billion	0.70%
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.60%
	Over $3 billion	0.55%

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:

•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and International Stock Fund,
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Small Cap Growth Fund, and
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund

Administrative fees  |  For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.

Distribution and service fees  |  Pursuant to the Class A, Class C, Class R-3 and Class Y Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares, 0.50% for Class R-3 shares, and 0.25% for Class Y shares. The Funds do not incur any distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  During the period ended April 30, 2023, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Front-end sales charges - Class A	$11,249	$1,008	$38,687	$44,416	$9,980
CDSC - Class A	—	1	1	—	—
CDSC - Class C	—	7	87	5	22

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$22,353	$1,059	$838	$51	$4,061
CDSC - Class A	—	—	—	1	—
CDSC - Class C	—	—	—	—	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

49

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

Agency commissions  |  During the period ended April 30, 2023, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Total agency brokerage commissions	$29,073	$51,577	$110,466	$572,754	$305,393
Paid to RJA	—	—	2,264	—	37,182

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$1,353,158	$22,496	$—	$56,951	$298,103
Paid to RJA	—	—	—	—	—

Internal audit fees  |  RJA provides internal audit services to the Funds. RJA receives no compensation from the Funds for these services.

Expense limitations  |  Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 29, 2024 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	1.00%	1.75%	0.70%	1.25%	0.70%	0.60%	1.00%
International Stock Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Growth & Income Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Small Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Small Cap Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Core Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Core Plus Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	1.05%	0.50%	0.40%	0.80%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 11/1/22 to 4/30/23	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$124,207	$5,904	$218,771	$308	$1,060	$38	$10
International Stock Fund	621	1	156,073	2,264	9	989	—
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	971	—	—	31	—
Core Bond Fund	3,099	3,397	523,975	243	5	10,141	57,082
Core Plus Bond Fund	1,638	2,239	1,351,007	130	29	4,145	18,033
Unconstrained Bond Fund	7,011	2,171	1,742,788	9	1,239	163,429	132,989

50

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest and Scout for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest and Scout any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

Recoverable expenses - 10/31/2025	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$124,207	$5,904	$218,771	$308	$1,060	$38	$10
International Stock Fund	621	1	156,073	2,264	9	989	—
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	971	—	—	31	—
Core Bond Fund	3,099	3,397	523,975	243	5	10,141	57,082
Core Plus Bond Fund	1,638	2,239	1,351,007	130	29	4,145	18,033
Unconstrained Bond Fund	7,011	2,171	1,742,788	9	1,239	163,429	132,989

Recoverable expenses - 10/31/2024	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$243,914	$12,648	$581,615	$689	$8,144	$1,630	$11
International Stock Fund	70,280	31,360	443,746	3,429	190	160,352	268
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—
Core Bond Fund	6,293	13,077	1,148,555	281	11	3,701	76,801
Core Plus Bond Fund	4,900	5,889	2,679,536	217	5	6,911	84,279
Unconstrained Bond Fund	13,593	5,855	3,733,381	19	1,569	309,975	104,011

Recoverable expenses - 10/31/2023	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$228,446	$14,380	$583,383	$773	$9,211	$2,537	$20
International Stock Fund	119,321	61,753	166,198	18,321	152	4,114	484
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—
Core Bond Fund	5,606	14,994	1,596,984	132	11	1,721	104,214
Core Plus Bond Fund	6,731	8,049	3,045,629	129	7	3,379	139,037
Unconstrained Bond Fund	5,880	6,656	3,415,623	30	463	210,822	170,371

51

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

The Manager recovered previously waived expenses during the period ended April 30, 2023 as follows:

Recovered fees previously waived	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$—	$—	$—	$—	$—	$—	$—
International Stock Fund	—	—	—	—	—	—	7
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—
Core Bond Fund	—	—	—	—	—	—	—
Core Plus Bond Fund	—	—	—	—	—	—	—
Unconstrained Bond Fund	—	—	—	—	—	—	—

Trustees and officers compensation  | Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds.

Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds.

NOTE 5  |  Federal income taxes and distributions  | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2019 to October 31, 2022) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended April 30, 2023 is estimated):

		Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
	11/1/22 to 4/30/23	$ 247,083	$3,029,711	$7,860,710	$ —	$ —
Ordinary Income	11/1/21 to 10/31/22	1,681,717	235,421	28,584,931	—	—
	11/1/22 to 4/30/23	57,855,049	—	44,499,918	77,040,335	238,385,196
Long-term capital gain	11/1/21 to 10/31/22	40,546,373	—	62,936,437	759,309,582	595,177,275

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
	11/1/22 to 4/30/23	$40,779,278	$ —	$5,921,558	$32,401,487	$31,310,610
Ordinary Income	11/1/21 to 10/31/22	79,256,173	7,113,774	7,801,789	20,714,439	28,208,428
	11/1/22 to 4/30/23	109,889,818	8,383,335	—	—	—
Long-term capital gain	11/1/21 to 10/31/22	417,452,815	50,552,951	—	—	—

52

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

At October 31, 2022, the components of distributable earnings (losses) on a tax basis were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Cost of investments	$201,762,589	$354,139,176	$597,021,587	$4,014,726,446	$831,873,183
Gross unrealized appreciation	190,723,612	17,686,849	255,737,355	2,051,201,849	270,604,286
Gross unrealized depreciation	(16,870,387)	(55,035,290)	(33,436,494)	(247,709,463)	(112,134,900)
Net unrealized appreciation/(depreciation)	173,853,225	(37,348,441)	222,300,861	1,803,492,386	158,469,386
Undistributed ordinary income	247,083	2,148,841	435,479	—	—
Undistributed long-term gain	57,854,996	—	44,499,704	77,040,134	238,385,178
Total undistributed earnings	58,102,079	2,148,841	44,935,183	77,040,134	238,385,178
Other accumulated gains (losses)	—	(11,848,623)	—	(17,001,157)	(3,334,658)
Total distributable earnings (loss)	$231,955,304	$(47,048,223)	$267,236,044	$1,863,531,363	$393,519,906

	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$3,656,657,915	$201,017,977	$492,580,653	$1,366,348,091	$1,195,633,427
Gross unrealized appreciation	508,577,976	109,992,311	306,694	1,048,211	2,112,473
Gross unrealized depreciation	(345,849,293)	(35,926,644)	(42,530,673)	(109,908,477)	(79,802,368)
Net unrealized appreciation/(depreciation)	162,728,683	74,065,667	(42,223,979)	(108,860,266)	(77,689,895)
Undistributed ordinary income	34,877,656	—	851,503	10,839,257	5,739,142
Undistributed long-term gain	109,889,430	8,383,325	—	—	—
Total undistributed earnings	144,767,086	8,383,325	851,503	10,839,257	5,739,142
Other accumulated gains (losses)	—	(1,106,141)	(44,639,051)	(101,544,918)	(26,799,473)
Total distributable earnings (loss)	$307,495,769	$81,342,851	$(86,011,527)	$(199,565,927)	$(98,750,226)

At October 31, 2022, the difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.

NOTE 6  |  Other derivative information  | At April 30, 2023, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

			Asset	Liability
	Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value Amount	Fair Value Amount
Core Plus Bond Fund	Credit	Open credit default swap contracts, at value*	$3,104,682	N/A
	Interest rate	Unrealized appreciation - open futures contracts^	2,660,631	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	$1,864,311
	Currency	Unrealized appreciation - open forward contracts	536,266	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	729,706

	Total		$6,301,579	$2,594,017

Unconstrained Bond Fund	Credit & Currency	Open credit default swap contracts, at value*	$6,541,702	N/A
	Interest rate & Currency	Unrealized appreciation - open futures contracts^	5,123,564	N/A
	Interest rate & Currency	Unrealized depreciation - open futures contracts^	N/A	8,170,385
	Currency	Unrealized appreciation - open forward contracts	2,238,765	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	2,702,034

	Total		$13,904,031	$10,872,419

* Included in Deposit at broker—open swap contracts.

^ Included in Deposit at broker—open futures contracts.

53

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of April 30, 2023, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

For the period ended April 30, 2023, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Plus Bond Fund	Equity	Written options	$2,922,313	$—
	Credit & currency	Swap contracts	5,239,406	1,286,721
	Interest rate	Futures contracts	(3,834,655)	1,162,642
	Currency	Forward contracts	3,337,378	1,463,644

	Total		$7,664,442	$3,913,007

Unconstrained Bond Fund	Equity	Written options	$4,548,228	$—
	Credit & currency	Swap contracts	13,520,989	171,536
	Interest rate & currency	Futures contracts	(4,296,978)	5,147,189
	Currency	Forward contracts	3,728,176	3,388,753

	Total		$17,500,415	$8,707,478

Refer to Note 2 for additional information regarding investments in derivatives.

NOTE 7  |  Securities lending  |  To earn additional income, each Fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Each security on loan as of the date of this report is footnoted on each Fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective Fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.”

54

Notes to Financial Statements

(UNAUDITED)    |    04.30.2023

NOTE 8  |  Line of credit  |  As of April 30, 2023, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund, except International Stock Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund may borrow up to 30.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.‘s prime rate minus 1.00%, which as of April 30, 2023 was 7.25% (prime rate of 8.25% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during the period ended April 30, 2023. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$13,221,000	$425,464	$13,521	6.32%
Small Cap Growth Fund	67,611,000	2,132,525	68,401	6.38
Mid Cap Fund	10,873,000	866,762	27,680	6.35
Small Cap Fund	301,000	3,171	100	6.26

As of April 30, 2023, none of the Funds had any outstanding borrowings under the line of credit.

NOTE 9  |  New accounting pronouncements and regulatory changes  |  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuing to evaluate the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). Management is currently evaluating the potential effect that this ASU amendment will have on the Funds’ financial statements.

In October 2022, the Securities and Exchange Commission adopted amendments to the requirements for annual and semi-annual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The Commission’s final rule amendments will require mutual funds and ETFs that are registered on Form N-1A (“open-end funds” or “funds”) to transmit to shareholders concise and visually engaging annual and semi-annual reports that highlight information that is particularly important for retail shareholders to assess and monitor their fund investments on an ongoing basis. The final rule amendments also facilitate funds’ ability to make electronic versions of their shareholder reports more user-friendly and interactive. In addition, open-end funds will be required to tag the information in their shareholder reports using Inline XBRL structured data language. The new rules will require that funds make available online certain information that may be more relevant to investors and financial professionals who desire more in-depth information. This information also must be delivered free of charge upon request and filed on a semi-annual basis on Form N-CSR. This information includes, for example, a fund’s schedule of investments and other financial statement elements. The final rule amendments include requirements that will help ensure that investors can easily reach and navigate the information that appears online. The Commission adopted amendments to exclude open-end funds from the scope of rule 30e-3, which generally permits certain registered investment companies to satisfy shareholder report transmission requirements by making these reports and other materials available online and providing a notice of the reports’ online availability, instead of directly providing the reports to shareholders. The amendments excluding open-end funds from rule 30e-3 are intended to help ensure that all open-end fund investors will experience the benefits of the new tailored shareholder reports. Open-end fund shareholders will directly receive the new tailored annual and semi-annual reports, either in paper or, if the shareholder has so elected, electronically. These updates are effective January 24, 2023 with an 18-month transition period for funds to comply with the new framework. Management is currently evaluating the impact of these updates on the Funds’ annual and semi-annual shareholder reports.

NOTE 10  |  Other matters  |  The ongoing novel coronavirus (“COVID-19”) pandemic has disrupted markets globally and caused significant uncertainty in the global economy. The pandemic has resulted in, among other things, travel restrictions, closed international borders, prolonged quarantines, cancellations, and supply chain disruptions, as well as general concern and uncertainty. Although an economic expansion is underway, it continues to be uneven and characterized by meaningful dispersion across sectors and industries. The duration, extent, and ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds are impossible to predict and will continue to evolve. The effects may impact the value and performance of the Funds, their ability to buy and sell investments at appropriate valuations, their ability to achieve their investment objectives, and their cash flows.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

NOTE 11  |  Subsequent events  |  The Manager has evaluated subsequent events through June 22, 2023, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

55

Understanding Your Ongoing Costs

(UNAUDITED)    |    04.30.2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial adviser.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2022 and held through April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes   |  The table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2022 through April 30, 2023 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Capital Appreciation Fund
Class A	$1,000.00	$1,077.40	$5.15	$1,019.84	$5.01	1.00%
Class C	1,000.00	1,073.40	9.00	1,016.12	8.75	1.75
Class I	1,000.00	1,078.90	3.61	1,021.32	3.51	0.70
Class R-3	1,000.00	1,075.90	6.43	1,018.60	6.26	1.25
Class R-5	1,000.00	1,079.00	3.61	1,021.32	3.51	0.70
Class R-6	1,000.00	1,079.50	3.09	1,021.82	3.01	0.60
Class Y	1,000.00	1,077.50	5.15	1,019.84	5.01	1.00

International Stock Fund
Class A	1,000.00	1,220.50	6.88	1,018.60	6.26	1.25
Class C	1,000.00	1,216.00	10.99	1,014.88	9.99	2.00
Class I	1,000.00	1,222.50	5.24	1,020.08	4.76	0.95
Class R-3	1,000.00	1,219.00	8.25	1,017.36	7.50	1.50
Class R-5	1,000.00	1,222.80	5.24	1,020.08	4.76	0.95
Class R-6	1,000.00	1,219.00	4.68	1,020.58	4.26	0.85
Class Y	1,000.00	1,220.70	6.88	1,018.60	6.26	1.25

Growth & Income Fund
Class A	1,000.00	1,049.40	4.93	1,019.98	4.86	0.97
Class C	1,000.00	1,045.70	8.57	1,016.41	8.45	1.69
Class I	1,000.00	1,050.40	3.61	1,021.27	3.56	0.71
Class R-3	1,000.00	1,047.60	6.45	1,018.50	6.36	1.27
Class R-5	1,000.00	1,050.50	3.66	1,021.22	3.61	0.72
Class R-6	1,000.00	1,050.50	3.15	1,021.72	3.11	0.62
Class Y	1,000.00	1,048.60	5.18	1,019.74	5.11	1.02

Mid Cap Growth Fund
Class A	1,000.00	1,023.90	5.27	1,019.59	5.26	1.05
Class C	1,000.00	1,020.70	8.67	1,016.22	8.65	1.73
Class I	1,000.00	1,025.60	3.67	1,021.17	3.66	0.73
Class R-3	1,000.00	1,022.80	6.57	1,018.30	6.56	1.31
Class R-5	1,000.00	1,025.60	3.77	1,021.08	3.76	0.75
Class R-6	1,000.00	1,026.10	3.22	1,021.62	3.21	0.64
Class Y	1,000.00	1,024.00	5.22	1,019.64	5.21	1.04

Small Cap Growth Fund
Class A	1,000.00	973.00	5.77	1,018.94	5.91	1.18
Class C	1,000.00	970.30	9.18	1,015.47	9.39	1.88
Class I	1,000.00	974.60	4.31	1,020.43	4.41	0.88
Class R-3	1,000.00	971.30	7.18	1,017.50	7.35	1.47
Class R-5	1,000.00	974.20	4.55	1,020.18	4.66	0.93
Class R-6	1,000.00	975.00	3.82	1,020.93	3.91	0.78
Class Y	1,000.00	973.50	5.19	1,019.54	5.31	1.06

56

Understanding Your Ongoing Costs

(UNAUDITED)    |    04.30.2023

57

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Mid Cap Fund
Class A	$ 1,000.00	$ 1,014.40	$ 6.24	$ 1,018.60	$ 6.26	1.25%
Class C	1,000.00	1,010.70	9.82	1,015.03	9.84	1.97
Class I	1,000.00	1,015.90	4.90	1,019.93	4.91	0.98
Class R-3	1,000.00	1,013.20	7.54	1,017.31	7.55	1.51
Class R-5	1,000.00	1,016.20	4.80	1,020.03	4.81	0.96
Class R-6	1,000.00	1,016.60	4.30	1,020.53	4.31	0.86
Class Y	1,000.00	1,014.60	6.29	1,018.55	6.31	1.26

Small Cap Fund
Class A	1,000.00	962.80	5.79	1,018.89	5.96	1.19
Class C	1,000.00	959.30	9.42	1,015.17	9.69	1.94
Class I	1,000.00	963.70	4.63	1,020.08	4.76	0.95
Class R-3	1,000.00	960.80	7.20	1,017.46	7.40	1.48
Class R-5	1,000.00	964.40	4.14	1,020.58	4.26	0.85
Class R-6	1,000.00	964.00	4.14	1,020.58	4.26	0.85
Class Y	1,000.00	963.10	5.55	1,019.14	5.71	1.14

Core Bond Fund
Class A	1,000.00	1,077.80	4.12	1,020.83	4.01	0.80
Class C	1,000.00	1,074.10	7.97	1,017.11	7.75	1.55
Class I	1,000.00	1,078.90	2.06	1,022.81	2.01	0.40
Class R-3	1,000.00	1,075.50	5.40	1,019.59	5.26	1.05
Class R-5	1,000.00	1,079.10	2.58	1,022.32	2.51	0.50
Class R-6	1,000.00	1,079.70	2.06	1,022.81	2.01	0.40
Class Y	1,000.00	1,077.80	4.12	1,020.83	4.01	0.80

Core Plus Bond Fund
Class A	1,000.00	1,088.10	4.14	1,020.83	4.01	0.80
Class C	1,000.00	1,084.00	8.01	1,017.11	7.75	1.55
Class I	1,000.00	1,090.60	2.07	1,022.81	2.01	0.40
Class R-3	1,000.00	1,086.80	5.43	1,019.59	5.26	1.05
Class R-5	1,000.00	1,090.10	2.59	1,022.32	2.51	0.50
Class R-6	1,000.00	1,090.30	2.07	1,022.81	2.01	0.40
Class Y	1,000.00	1,088.30	4.14	1,020.83	4.01	0.80

Unconstrained Bond Fund
Class A	1,000.00	1,089.10	4.14	1,020.83	4.01	0.80
Class C	1,000.00	1,084.20	8.01	1,017.11	7.75	1.55
Class I	1,000.00	1,089.60	2.59	1,022.32	2.51	0.50
Class R-3	1,000.00	1,087.70	5.44	1,019.59	5.26	1.05
Class R-5	1,000.00	1,089.60	2.59	1,022.32	2.51	0.50
Class R-6	1,000.00	1,090.20	2.07	1,022.81	2.01	0.40
Class Y	1,000.00	1,088.60	4.14	1,020.83	4.01	0.80

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

Principal Risks

(UNAUDITED)

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of its principal investment strategies. These risk factors are explained following the table.

The principal risks of investing in each fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in a fund, regardless of the order in which it appears.

Risk	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund
Currencies		X
Emerging markets		X
Equity securities	X	X	X	X	X
Focused holdings			X
Foreign securities		X	X
Geographic concentration		X
Growth stocks	X	X	X	X	X
Initial public offerings					X
Large-cap companies	X	X	X
Liquidity		X
Market	X	X	X	X	X
Market timing		X
Micro-cap companies	X	X
Mid-cap companies	X	X	X	X	X
Other investment companies, including money market funds and ETFs		X
Quantitative strategy	X	X
Sectors	X			X	X
Securities lending	X	X	X	X	X
Small-cap companies	X	X		X	X
Value stocks	X		X

58

Principal Risks

(UNAUDITED)

Risk	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Callable securities			X	X	X
Counterparties			X	X	X
Credit			X	X	X
Credit ratings			X	X	X
Currencies	X			X	X
Derivatives			X	X	X
Emerging markets	X	X			X
Equity securities	X	X
Focused holdings		X
Foreign securities	X	X	X	X	X
Growth stocks	X	X
Hedging			X	X	X
High-yield securities				X	X
Income			X	X	X
Interest rate			X	X	X
Issuer			X	X	X
Leverage			X	X	X
LIBOR			X	X	X
Liquidity			X	X	X
Market	X	X	X	X	X
Market timing	X	X			X
Maturity			X	X	X
Mid-cap companies	X	X
Mortgage- and asset-backed securities			X	X	X
Other investment companies, including money market funds and ETFs	X	X
Portfolio turnover	X		X	X	X
Prepayment and extension			X	X	X
Redemptions			X	X	X
Sectors		X
Securities lending	X	X	X	X	X
Short sales					X
Small-cap companies	X	X
U.S. Government securities and government sponsored enterprises	X	X	X	X	X
U.S. Treasury obligations	X	X	X	X	X
Valuation			X	X	X
Value stocks	X	X

Callable securities  |  A fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, a fund would lose the income that would have been earned to maturity on that security, the proceeds received by a fund may be invested in securities paying lower coupon rates or other less favorable characteristics, and a fund may not benefit from any increase in value that might otherwise result from declining interest rates. Thus, a fund‘s income could be reduced as a result of a call and this may reduce the amount of a fund’s distributions. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a fund‘s total return.

Counterparties  |  A fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or

59

Principal Risks

(UNAUDITED)

unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to a fund. As a result, a fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. The participants in over-the-counter or “interdealer” markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes a fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty. Recent turbulence in the financial markets could exacerbate counterparty risk resulting from over-the-counter derivative transactions. A fund may also be subject to the risk that a futures commission merchant would default on an obligation set forth in an agreement between a fund and the futures commission merchant. This risk exists at and from the time that a fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a fund‘s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the futures commission merchant may hold margin posted in connection with those contracts and that margin may be re-hypothecated (or repledged) by the futures commission merchant, and lost, or its return delayed, due to a default by the futures commission merchant or other customer of the futures commission merchant. The futures commission merchant may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether, the assets posted by the futures commission merchant as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a fund.

Credit  |  A fund could lose money if the issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. The downgrade of the credit rating of a security held by a fund may decrease its value and may make it more difficult for the fund to sell it. Credit risk may change over the life of an instrument. Credit risk usually applies to most fixed income securities. U.S. Government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. Government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. Government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Credit ratings  |  Ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer, and may prove to be inaccurate. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Currencies  |  A fund may have exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the

International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, a fund’s exposure to foreign currencies may reduce the returns of a fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect a fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency futures and forwards, if used, may not always work as intended, and in specific cases, a fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a fund may choose to not hedge its currency risks.

Derivatives  |  Derivatives, such as options (including options on futures contracts), futures contracts, currency and other forwards, including NDFs, or swap agreements, (including credit default swaps and credit default swap index products), may involve greater risks than if a fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, and credit risks. Derivatives also present counterparty risk (i.e., the risk that the other party to the transaction will fail to perform). Counterparty risk is generally thought to be greater with derivatives that are traded over-the-counter than with derivatives that are exchange-traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Derivatives involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument, in which case a fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance fund returns, increase liquidity, manage the duration of a fund’s portfolio and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by the fund.

Derivatives can cause a fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment, and some derivatives have the potential for unlimited loss, regardless of the size of a fund’s initial investment, for example, where a fund may be called upon to deliver a security it does not own. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a fund could lose more than the amount it invests. There may be material and prolonged deviations between the theoretical value and realizable value of a derivative. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Derivatives may at times be highly illiquid, and a fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The regulation of cleared and uncleared swap agreements, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. Changes in government regulation of various types of derivatives instruments may make derivatives more costly or limit the availability of derivatives, which may: limit or prevent a fund from using certain types of derivative instruments as part of its investment strategy; affect the character, timing of recognition and amount of a fund’s taxable income or recognized gains or losses; or otherwise adversely affect the value or performance of derivatives. Compared to other types of investments, derivatives may also be less tax efficient. A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company. Rule 18f-4 under the 1940 Act places limits on the use of derivatives by registered investment companies, such as a fund. A fund that relies on Rule

60

Principal Risks

(UNAUDITED)

18f-4 is required to comply with limits on the amount of leverage-related risk that the fund may obtain, and may also be required adopt and implement a derivatives risk management program and designate a derivatives risk manager or adopt policies and procedures designed to manage a fund’s derivatives risks.

•	Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, a fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements, as well as a lack of correlation between the swaps and the portfolio of assets that the swaps are designed to hedge or replace. Swaps also may be difficult to value. Swaps may be subject to liquidity risk, counterparty risk and credit risk. Swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. Credit default swaps may be subject to credit risk and the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if a fund is selling credit protection, there is a risk a fund is subject to many of the same risks it would be if it were holding debt obligations of the issuer; however, a fund would not have any recourse against such issuer and would not benefit from any collateral securing such issuer’s debt obligations. Therefore, when selling protection, a fund could be forced to liquidate other assets upon the occurrence of a credit event in order to pay the counterparty. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case a fund may need to make an early termination payment. If a fund is buying credit protection, there is the risk that no credit event will occur and a fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case a fund may need to make an early termination payment.

•	Futures and Forward Contracts. Futures and forward contracts, including NDFs, are subject to counterparty risk, credit risk and liquidity risk. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate, bond and Treasury futures contracts expose a fund to price fluctuations resulting from changes in interest rates. A fund could suffer a loss if interest rates rise after a fund has purchased an interest rate futures contract or fall after a fund has sold an interest rate futures contract. Similarly, bond and Treasury futures contracts expose a fund to potential losses if interest rates do not move as expected. Fixed income index futures contracts expose a fund to volatility in an underlying securities index.

•	Options. The movements experienced by a fund between the prices of options and prices of the assets (or indices) underlying such options, may differ from expectations, and may cause a fund to not achieve its objective. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had a fund bought the underlying security instead of the call option. The buyer of a call option assumes the risk of losing its entire investment in the call option. The seller (writer) of a call option that is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying assets above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying assets above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase by such writer except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. For a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized from a fund having shorted the declining underlying security by the premium paid for the put option and by transaction costs. The buyer of a put option assumes the risk of losing its entire investment in the put option. The seller (writer) of a put option that is covered (i.e., the writer has a short position in the underlying assets) assumes the risk of an increase in the market price of the underlying assets above the sales price (in establishing the short position) of the underlying assets plus the premium received, and gives up the opportunity for gain on the underlying assets below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying assets below the exercise price of the option. If an option that a fund has purchased expires unexercised, a fund will experience a loss in the amount of the premium it paid. The writer of an option, unlike the holder, generally is subject to initial and variation margin requirements on the option position. There can be no guarantee that the use of options will increase a fund’s return or income. The premium received from writing options may not be sufficient to offset any losses sustained from exercised options. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options.

•	Options on futures contracts. Options on futures contracts are subject to the risks associated with purchasing or writing call or put options on futures contracts. The risks associated with options generally apply to options on futures contracts, such as a buyer’s risk of losing premium if a purchased option expires unexercised or a seller’s risk of being required to sell the underlying asset at a disadvantageous price. In addition to the risks associated with options generally, there is a risk of imperfect correlations between the movement in prices of the option and the futures contract, as well as the futures contract and the underlying security, which could in turn impact the price of the option.

Emerging markets  |  When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to those associated with investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less stringent, or a lack of, uniform accounting, auditing, financial reporting and recordkeeping requirements or standards; less reliable clearance and settlement, registration and custodial procedures; less reliable access to capital; unfamiliar foreign investment structures; trading suspensions and other

61

Principal Risks

(UNAUDITED)

restrictions on investment; and significant limitations on investor rights and recourse, both individually and in combination with other shareholders. The economies and governments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and significantly greater risk to investors. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. There may be less publicly available or less reliable information regarding issuers in emerging markets, which can impede a fund’s ability to accurately evaluate foreign securities. In certain emerging market countries, fraud and corruption may be more prevalent than in developed market countries, and investor protections may be more limited than those in other countries. It may be difficult to obtain or enforce legal judgments against non-U.S. companies and non-U.S. persons in foreign jurisdictions, through either the foreign judicial system or through a private arbitration process. Additionally, a fund may experience more volatile rates of return. These matters have the potential to impact a fund’s investment objective and performance.

Equity securities  |  A fund’s equity securities investments are subject to market risk. A fund may invest in the following equity securities, which may expose a fund to the following additional risks:

•	Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. In the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay common stockholders after payments, if any, to bondholders and preferred stockholders have been made.

•	Preferred Stocks. Preferred securities, including convertible preferred securities, are subject to issuer-specific and market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bondholders. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks may also be subject to credit risk, which is the risk that an issuer may be unable or unwilling to meet its financial obligations.

•	Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•	Depositary Receipts. A fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

•	REITS. REITS or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including, among other risks, declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, defaults by mortgagors or other borrowers and tenants, lack of availability of mortgage funds or financing, extended vacancies of properties, especially during economic downturns, losses due to environmental liabilities, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Additionally, REITs are dependent on the skills of their managers. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses. A domestic REIT could fail to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code, or to maintain its exemption from registration under the 1940 Act.

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Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Securities that pay dividends may be sensitive to changes in interest rates, and a sharp increase in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend. Also, the market return of high dividend yield securities, in

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certain market conditions, may perform worse than other investment strategies or the overall stock market. Changes to the dividend policies of companies in which a fund invests and the capital resources available for dividend payment at such companies may harm fund performance. A fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.

•	Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date. If a warrant or right to subscribe to additional shares is not exercised or, when permissible, sold prior to the warrant’s or right’s expiration date or redemption by the issuer, a fund could lose all or substantially all of the purchase price of the warrant or right. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other funds, the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase a fund’s volatility.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less government regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, there may be less public information available about foreign companies. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign issuers may utilize unfamiliar corporate organizational structures, which can limit investor rights and recourse. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. Foreign securities may be less liquid than domestic securities and there may be delays in transaction settlement in some foreign markets. Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

Geographic concentration  |  Geographic concentration risk is the risk that from time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds.

Japan  |  A significant portion of a fund’s total assets may be invested in the securities of Japanese issuers, in accordance with the fund’s benchmark. Japan, like many Asian countries, is still heavily dependent upon international trade and may be adversely affected by foreign trade policies, tariffs, embargos, boycotts and other protections measures, competition from emerging economies, the economic conditions of its trading partners, the strength of the yen, and regional and global conflicts. Political tensions between Japan and its trading partners could adversely affect the economy, especially the export sector, and destabilize the region as a whole. In addition, the Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. The Japanese government tax and fiscal policies may also have negative impacts on the Japanese economy. Currency fluctuations, which have been significant at times, can have a considerable impact on exports and the overall Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes and tsunamis. Relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. As a country with few natural resources, Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on a fund’s performance and increase the volatility of an investment in a fund.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. The price of a growth company’s stock may fail or not approach the value that has been placed on it. If a growth investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a value or other non-growth approach to investing or have a broader investment style.

Hedging  |  A fund may enter into hedging transactions with the intention of reducing or controlling risk. It is possible that hedging strategies will not be effective in controlling risk, due to unexpected non-correlation (or even positive correlation) between the hedging instrument and the position being hedged, increasing, rather than reducing, both risk and losses. To the extent that a fund enters into hedging transactions, the hedges will not be static but rather will need to be continually adjusted based on a subadviser’s assessment of market conditions, as well as the expected degree of non-correlation between the hedges and the portfolio being hedged. The success of a fund’s hedging strategies will depend on a subadviser’s ability to implement such strategies efficiently and cost-effectively, as well as on the accuracy of a subadviser’s judgments concerning the hedging positions to be acquired by a fund. A counterparty to a hedging transaction may be unable to honor its financial obligation to a fund. In addition, a subadviser may be unable to close the

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transaction at the time it would like or at the price it believes the security is currently worth. A fund may not, in general, attempt to hedge all market or other risks inherent in a fund’s investments, and may hedge certain risks only partially, if at all. Certain risks, either in respect of particular investments or in respect of a fund’s overall portfolio, may not be hedged, particularly if doing so is economically unattractive. As a result, various directional market risks may remain unhedged. Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. If a fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful. The use of hedges may fail to mitigate risks, reduce a fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent a fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a fund not used the hedging instruments. When hedging is combined with leverage, a fund risks losses that are multiplied by the degree of leverage used.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, issuers of junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties, leading to a greater risk that the issuer will default on the timely payment of principal and interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy, especially when the economy is weak or expected to become weak. If an issuer defaults, a fund may incur additional expenses to seek recovery. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a fund may lose its entire investment. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. The higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Investments in high-yield securities are inherently speculative.

Income  |  A fund’s income could decline due to falling market interest rates. In a falling interest rate environment, a fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of a fund for any particular period.

Initial public offerings  |  The market value of shares sold in an initial public offering (“IPO”) may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. The purchase of IPO shares may also involve high transaction costs. The limited number of shares available for trading in some IPOs may make it difficult for a fund to acquire shares of an issuer in which it would like to invest, and may also make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. . In addition, some companies initially offering their shares publicly may be involved in relatively new industries or lines of business, which may not be widely understood by investors. Many IPOs are by small- or micro-capitalization companies that are undercapitalized. Investments in IPOs may result in losses to a fund.

Interest rate  |  Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. Factors, including central bank monetary policy, rising inflation rates, and changes in general economic conditions, may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a fund. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in a 8% decrease in the value of the bond. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders. Conversely, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. Certain European countries and Japan have experienced negative interest rates on deposits and debt securities have traded at negative yields. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance to the extent the fund is exposed to such interest rates.

Issuer  |  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large-cap companies  |  Investments in large-cap companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large-cap companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large-cap companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Leverage  |  Certain transactions of a fund may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions. Certain derivatives that a fund may use may also create leverage. Derivatives that involve leverage can result in losses to a fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a fund, for any reason, is unable to close out the transaction. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a fund to be more volatile than if the fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

LIBOR  |  Certain of the instruments identified in a fund’s principal investment strategies have variable or floating coupon rates that are based on ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets. Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones to be phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a fund or its investments, including increased volatility or

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illiquidity in markets for instruments that rely on LIBOR. Regulators and market participants are working together to develop successor Reference Rates to LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. It is expected that market participants will focus on the transition mechanisms by which Reference Rates in existing contracts or instruments may be amended, whether through legislation, marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty about the nature of any replacement rate for LIBOR and the impact of the transition from LIBOR on a fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which could impact a fund.

Liquidity  |  Liquidity risk is the possibility that a fund’s securities may have limited marketability, be subject to restrictions on resale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a debt security, any of which could have the effect of decreasing the overall level of the fund’s liquidity. The market prices for such securities may be volatile. An inability to sell a portfolio position can adversely affect a fund’s NAV or prevent a fund from being able to take advantage of other investment opportunities. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a fund. A fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to a fund. Market developments may cause a fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates.

Market  |  Markets may at times be volatile and the values of a fund’s stock and fixed income holdings, as well as the income generated by a fund’s fixed income holdings, may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, regional or global economic instability and interest, inflation and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. These events may lead to periods of volatility, which may be exacerbated by changes in market size and structure. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. Even when securities markets perform well, there is no assurance that the investments held by a fund will increase in value along with the broader market.

The increasing interconnectedness of markets around the world may result in many markets being affected by events in a single country or events affecting a single or small number of issuers. Events such as natural disasters, public health crises, pandemics, governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment could cause uncertainty in the markets and may adversely affect the performance of the global economy. Terrorism and related geopolitical risks, including tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Likewise, systemic market dislocations of the kind that occurred during the financial crisis in 2008, if repeated, could be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of a fund’s investments.

Political and diplomatic events within the United States and abroad, such as changes in the U.S. presidential administration and Congress and domestic political unrest, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by government or quasi-governmental organizations.

In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, the execution of ransomeware and other cyberattacks, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events  |  Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a

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fund may be increased. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the U.S. Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. In addition, ongoing inflation pressures from tight labor markets and supply chain disruptions could continue to cause an increase in interest rates and/or negatively impact companies. It is difficult to accurately predict the pace at which increase interest rates may increase, or the timing, frequency or magnitude of any such increases in interest rates. Additionally, various economic and political factors, such as rising inflation rates, could cause the Federal Reserve or other foreign banks to change their approach in the future as such actions may result in an economic slowdown in both the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. Also, regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the prior period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. However, because there is little precedent for this situation, it is difficult to predict the impact on various markets of significant rate increases or other significant policy changes.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with the aftermath of the United Kingdom’s departure from the European Union and the trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets and the prices of various commodities. The United States and other countries have imposed, and continue to impose, broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, have substantially decreased the value and liquidity of most Russian securities and could impact securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a fund has exposure to Russian investments or investments in other countries affected by the invasion, a fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact a fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted, and could continue to result, in significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a fund’s performance and the value of an investment in a fund beyond any direct exposure a fund may have to Russian issuers or issuers in other countries affected by the invasion.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. Outbreaks such as the novel coronavirus, COVID-19, or other similarly infectious diseases may have material adverse impacts on a fund. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty. The impact of this virus, and other epidemics and/or pandemics that may arise in the future, has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The impact of any outbreak may last for an extended period of time.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling in the future; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. China’s economy, which has been sustained in recent years largely through a debt-financed housing boom, may be approaching the limits of that strategy and may experience a significant slowdown as a result of debt that cannot be repaid. Due to the size of China’s economy, such a slowdown could impact a number of other countries.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Market timing  |  Frequent trading by fund shareholders poses risk to other shareholders in a fund, including (i) the dilution of a fund’s NAV, (ii) an increase in a fund’s expenses, and (iii) interference with a portfolio manager’s ability to

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execute efficient investment strategies. Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that Carillon Tower Advisers, Inc., as the manager and transfer agent of the funds, can detect all market timing activities.

Maturity  |  A fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Micro-cap companies  |  Investments in micro-cap companies companies are subject to substantially greater risks of loss and price fluctuations, sometimes rapidly and unpredictably, because their earnings and revenues tend to be less predictable. In addition, some companies may experience significant losses. Since micro-capitalization companies may not have an operating history, product lines, or financial resources, their share prices also tend to be more volatile and their markets less liquid than companies with larger market capitalizations, and they can be sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Micro-capitalization companies face greater risk of business failure, which could increase the volatility of a fund’s portfolio.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies may have narrower commercial markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk arises in part from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagor’s failure to repay would have a negative impact on the fund. If a borrower repays the principal early, a fund may have to reinvest the proceeds at a lower rate, thereby reducing a fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, a fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Other investment companies, including money market funds and ETFs  |  Investments in the securities of other investment companies, including money market funds and exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Prepayment and extension  |  When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. This could also occur if a debt security is called or otherwise converted or redeemed before maturity. If this occurs, a fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a fund buys those securities at a premium, accelerated prepayments on those securities could cause a fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Prepayments could also create capital gains tax liability in some instances. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to a fund for investment would be reduced. If a fund’s investments are locked in at a lower interest rate for a longer period of time, a fund may be unable to capitalize on securities with higher interest rates or wider spreads.

Quantitative strategy risk  |  The success of a fund’s investment strategy may depend in part on the effectiveness of a subadviser’s quantitative tools for screening securities. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect their value. A subadviser’s quantitative tools may

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use factors that may not be predictive of a security’s value, and any changes over time in the factors that affect a security’s value may not be reflected in the quantitative model. The quantitative tools may not react as expected to market events, resulting in losses for a fund. Data for some companies, particularly non-U.S. companies, may be less available and/or less current than data for other companies. There may also be errors in the computer code for the quantitative model or in the model itself, or issues relating to the computer systems used to screen securities. A subadviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by a subadviser and therefore may also result in losses.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. The risk of loss is also greater if redemption requests are frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a fund wishes to sell are illiquid. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  A fund may hold a significant amount of investments in companies that are in similar businesses, which may be similarly affected by particular economic or market events that may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase. In addition, when a fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if a fund invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As a fund’s portfolio changes over time, a fund’s exposure to a particular sector may become higher or lower.

Health care sector  |  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (1) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (2) subject to extensive litigation based on product liability and similar claims, and (3) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. Issuers in the health care sector include issuers having their principal activities in the biotechnology industry or in medical laboratories and research, which pose additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and, accordingly, can be significantly affected if one of its products proves unsafe, ineffective or unprofitable. Many biotechnology companies invest heavily in research and development, and their products or services may not prove commercially successful or may become obsolete quickly due to technological change. Biotechnology companies can also be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information. Any impairment of such rights may have adverse financial consequences. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. A biotechnology company may be unable to raise prices on its products or services to cover its development and regulatory costs because of managed care pressure or price controls. Biotechnology stocks, especially those issued by smaller, less-seasoned companies, can be more volatile than the overall market.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment, instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. These companies may be smaller or newer and may have limited product lines, markets, financial resources or personnel. The market prices of information technology-related securities tend to exhibit a greater degree of interest rate risk and market risk and may experience sharper price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Securities lending  |  A fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A fund will be responsible for the risks associated with the investment of cash collateral. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. There is a risk that a borrower may default on its obligations to return loaned securities; however, a fund’s securities lending agent may indemnify the fund against that risk. There is a risk that the assets of a fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the fund. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that the fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

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Principal Risks

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Short sales  |  A short sale creates the risk of a loss if the price of the underlying security increases in value between the date of the short sale and the date on which an offsetting position is purchased, thus increasing the cost to a fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. A fund may lose more money than the actual cost of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-

sponsored enterprise bonds are also subject to interest rate risk, credit risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. Government securities due to potentially higher costs for the U.S. Government to obtain new financing.

U.S. Treasury obligations  |  Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. Government guarantees the securities only as to the timely payment of interest and principal when held to maturity, and the market prices of such securities may fluctuate. The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of a fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. Government and may cause the value of U.S. Treasury obligations to decline. Because U.S. Treasury securities trade actively outside the United States, their prices may also rise and fall as changes in global economic conditions affect the demand for these securities. The total public debt of the U.S. as a percent of GDP has grown rapidly since the beginning of the recent financial and market volatility as a result of the coronavirus pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they have the potential to create systemic risks if sound debt management practices are not implemented.

Valuation  |  Securities held by a fund may be priced by an independent pricing service and also may be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. This risk may be pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market or that their prices may decline. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors. If a value investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a non-value approach to investing or have a broader investment style.

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Go Paperless with eDelivery eDelivery is the most convenient, economical and environmentally-conscious way to receive information about your fund. To enroll, please visit rjinvestmentmanagement.com/eDelivery Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Call 800.421.4184 or your financial professional, or visit www.rjinvestmentmanagement.com, for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money. This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a Fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each Fund’s fiscal year end on Form N-PORT. These filings are available on the Commissions’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each Fund’s proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30th of that year, is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at rjinvestmentmanagement.com or by accessing the Commission’s website at www.sec.gov. 880 Carillon Parkway St. Petersburg, FL 33716 800.421.4184 rjinvestmentmanagement.com

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)

The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(a)(4) Not applicable to the Trust.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: June 22, 2023

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: June 22, 2023	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 22, 2023	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer